2017 Annual Report

RiverSource® Variable Second-To-Die Life Insurance

S-6185 CD (4/18)	Issued by: RiverSource Life Insurance Co. of New York

Annual Financial Information

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS OF RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK AND

POLICY OWNERS OF RIVERSOURCE OF NEW YORK ACCOUNT 8

Opinions on the Financial Statements

We have audited the accompanying statement of assets and liabilities of each of the divisions of RiverSource of New York Account 8, as indicated in Note 1, offered through RiverSource® Variable Second-To-Die Life Insurance sponsored by RiverSource Life Insurance Co. of New York, as of December 31, 2017, the related statement of operations for the year ended December 31, 2017, and the statements of changes in net assets for each of the periods indicated in Note 1, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the divisions as of December 31, 2017, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the periods indicated in Note 1, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the management of RiverSource Life Insurance Co. of New York. Our responsibility is to express an opinion on the divisions’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the divisions in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the affiliated and unaffiliated mutual fund managers. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Minneapolis, Minnesota

April 20, 2018

We have served as the auditor of one or more investment companies in the Separate Accounts of both RiverSource Life Insurance Company and RiverSource Life Insurance Co. of New York since 2010.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT	1

Statements of Assets and Liabilities

Dec. 31, 2017	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	ALPS Alerian Engy Infr, Class III
Assets
Investments, at fair value(1),(2)	$435	$2,629,186	$3,343,088	$670,638	$437,424
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	193	496	451	829
Receivable for share redemptions	—	1,065	1,319	334	208
Total assets	435	2,630,444	3,344,903	671,423	438,461

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	1,055	1,319	315	208
Contract terminations	—	9	—	19	—
Payable for investments purchased	—	193	496	451	829
Total liabilities	—	1,257	1,815	785	1,037
Net assets applicable to Variable Life contracts in accumulation period	—	2,629,187	3,343,088	670,638	437,301
Net assets applicable to seed money	435	—	—	—	123
Total net assets	$435	$2,629,187	$3,343,088	$670,638	$437,424
(1) Investment shares	34	79,963	207,002	12,489	45,900
(2) Investments, at cost	$404	$2,292,533	$2,966,268	$601,777	$439,885

Dec. 31, 2017 (continued)	AC VP Intl, Cl I	AC VP Val, Cl I	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3
Assets
Investments, at fair value(1),(2)	$823,656	$4,296,295	$547,198	$356,338	$16,543,571
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	112	—	—	4,011
Receivable for share redemptions	11,151	2,608	297	346	11,504
Total assets	834,807	4,299,015	547,495	356,684	16,559,086

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	472	2,458	248	191	10,990
Contract terminations	10,679	150	49	155	514
Payable for investments purchased	—	112	—	—	4,011
Total liabilities	11,151	2,720	297	346	15,515
Net assets applicable to Variable Life contracts in accumulation period	823,656	4,296,295	547,028	356,338	16,543,571
Net assets applicable to seed money	—	—	170	—	—
Total net assets	$823,656	$4,296,295	$547,198	$356,338	$16,543,571
(1) Investment shares	67,624	383,256	36,873	159,793	616,837
(2) Investments, at cost	$574,786	$2,801,834	$535,719	$317,979	$9,852,364

See accompanying notes to financial statements.

2	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT

Statements of Assets and Liabilities

Dec. 31, 2017 (continued)	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 3	Col VP Govt Money Mkt, Cl 3
Assets
Investments, at fair value(1),(2)	$26,443,095	$12,262,990	$3,158,461	$1,727,895	$2,845,645
Dividends receivable	—	—	—	—	55
Accounts receivable from RiverSource Life of NY for contract purchase payments	79	5,360	170	48	2,573
Receivable for share redemptions	28,146	5,851	1,698	862	1,352
Total assets	26,471,320	12,274,201	3,160,329	1,728,805	2,849,625

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	17,575	5,851	1,559	816	1,352
Contract terminations	10,571	—	139	46	—
Payable for investments purchased	79	5,360	170	48	2,573
Total liabilities	28,225	11,211	1,868	910	3,925
Net assets applicable to Variable Life contracts in accumulation period	26,443,095	12,262,990	3,158,461	1,727,895	2,843,696
Net assets applicable to seed money	—	—	—	—	2,004
Total net assets	$26,443,095	$12,262,990	$3,158,461	$1,727,895	$2,845,700
(1) Investment shares	549,068	489,540	150,978	192,416	2,845,645
(2) Investments, at cost	$12,068,497	$8,327,843	$2,328,784	$1,977,532	$2,845,619

Dec. 31, 2017 (continued)	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3
Assets
Investments, at fair value(1),(2)	$3,095,050	$1,116,245	$7,437,653	$2,381,247	$9,689,695
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	472	92	2,873	—	—
Receivable for share redemptions	1,359	615	3,860	2,840	5,013
Total assets	3,096,881	1,116,952	7,444,386	2,384,087	9,694,708

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,359	593	3,860	1,255	4,436
Contract terminations	—	22	—	1,585	577
Payable for investments purchased	472	92	2,873	—	—
Total liabilities	1,831	707	6,733	2,840	5,013
Net assets applicable to Variable Life contracts in accumulation period	3,095,050	1,116,245	7,437,653	2,381,247	9,689,695
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$3,095,050	$1,116,245	$7,437,653	$2,381,247	$9,689,695
(1) Investment shares	453,155	146,874	717,228	143,276	471,060
(2) Investments, at cost	$3,110,183	$1,231,498	$7,538,622	$1,453,577	$6,742,135

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT	3

Statements of Assets and Liabilities

Dec. 31, 2017 (continued)	Col VP Limited Duration Cr, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 3
Assets
Investments, at fair value(1),(2)	$523,732	$635,645	$729,632	$6,103,798	$434,252
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	9	2	—	—
Receivable for share redemptions	248	293	314	6,018	244
Total assets	523,980	635,947	729,948	6,109,816	434,496

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	238	293	314	4,108	241
Contract terminations	10	—	—	1,910	3
Payable for investments purchased	—	9	2	—	—
Total liabilities	248	302	316	6,018	244
Net assets applicable to Variable Life contracts in accumulation period	523,655	635,645	729,632	6,103,798	434,252
Net assets applicable to seed money	77	—	—	—	—
Total net assets	$523,732	$635,645	$729,632	$6,103,798	$434,252
(1) Investment shares	55,716	24,888	32,385	389,273	17,638
(2) Investments, at cost	$537,764	$439,949	$587,353	$4,031,850	$314,575

Dec. 31, 2017 (continued)	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP MFS Blend Res Core Eq, Cl 3
Assets
Investments, at fair value(1),(2)	$1,302,013	$1,551,290	$377,785	$798,527	$418,637
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	131	281	8	70	—
Receivable for share redemptions	633	745	197	416	602
Total assets	1,302,777	1,552,316	377,990	799,013	419,239

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	628	745	197	416	240
Contract terminations	5	—	—	—	362
Payable for investments purchased	131	281	8	70	—
Total liabilities	764	1,026	205	486	602
Net assets applicable to Variable Life contracts in accumulation period	1,302,013	1,551,290	377,785	798,527	418,637
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$1,302,013	$1,551,290	$377,785	$798,527	$418,637
(1) Investment shares	54,025	149,883	93,743	146,519	20,633
(2) Investments, at cost	$928,573	$1,560,553	$536,273	$959,144	$283,131

See accompanying notes to financial statements.

4	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT

Statements of Assets and Liabilities

Dec. 31, 2017 (continued)	CTIVP Vty Sycamore Estb Val, Cl 3	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl
Assets
Investments, at fair value(1),(2)	$491,803	$161,049	$1,132,197	$4,188,415	$4,110,374
Dividends receivable	—	—	3,238	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	4	—	52	207	84
Receivable for share redemptions	297	28	648	2,213	2,737
Total assets	492,104	161,077	1,136,135	4,190,835	4,113,195

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	260	28	625	2,141	2,176
Contract terminations	37	—	23	72	561
Payable for investments purchased	4	—	3,290	207	84
Total liabilities	301	28	3,938	2,420	2,821
Net assets applicable to Variable Life contracts in accumulation period	491,803	160,897	1,132,197	4,188,415	4,110,374
Net assets applicable to seed money	—	152	—	—	—
Total net assets	$491,803	$161,049	$1,132,197	$4,188,415	$4,110,374
(1) Investment shares	18,879	11,851	122,136	113,048	182,521
(2) Investments, at cost	$386,536	$156,625	$1,131,253	$3,410,717	$2,793,333

Dec. 31, 2017 (continued)	Fid VIP Mid Cap, Serv Cl	Fid VIP Overseas, Serv Cl	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2
Assets
Investments, at fair value(1),(2)	$6,341,455	$1,439,597	$2,419,632	$168,278	$1,763,023
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	6	94	524	—	1,794
Receivable for share redemptions	6,100	9,423	1,212	360	733
Total assets	6,347,561	1,449,114	2,421,368	168,638	1,765,550

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	3,567	806	1,083	112	703
Contract terminations	2,533	8,617	129	248	30
Payable for investments purchased	6	94	524	—	1,794
Total liabilities	6,106	9,517	1,736	360	2,527
Net assets applicable to Variable Life contracts in accumulation period	6,341,455	1,439,597	2,419,632	168,101	1,763,023
Net assets applicable to seed money	—	—	—	177	—
Total net assets	$6,341,455	$1,439,597	$2,419,632	$168,278	$1,763,023
(1) Investment shares	164,286	63,223	146,467	10,407	86,592
(2) Investments, at cost	$5,056,482	$1,110,503	$2,278,266	$161,605	$1,748,722

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT	5

Statements of Assets and Liabilities

Dec. 31, 2017 (continued)	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst
Assets
Investments, at fair value(1),(2)	$2,560,414	$6,052,108	$46,793	$478,999	$2,587,727
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	261	4,425	—	3,949	—
Receivable for share redemptions	1,691	3,257	28	244	1,615
Total assets	2,562,366	6,059,790	46,821	483,192	2,589,342

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,122	2,862	28	244	1,147
Contract terminations	569	395	—	—	468
Payable for investments purchased	261	4,425	—	3,949	—
Total liabilities	1,952	7,682	28	4,193	1,615
Net assets applicable to Variable Life contracts in accumulation period	2,560,414	6,052,108	46,575	478,999	2,587,727
Net assets applicable to seed money	—	—	218	—	—
Total net assets	$2,560,414	$6,052,108	$46,793	$478,999	$2,587,727
(1) Investment shares	129,314	357,690	4,999	35,066	133,319
(2) Investments, at cost	$2,394,252	$5,781,003	$46,661	$449,872	$2,185,608

Dec. 31, 2017 (continued)	Invesco VI Am Fran, Ser I	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I
Assets
Investments, at fair value(1),(2)	$502,663	$177,908	$289,149	$10,177,862	$1,161,845
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	31	1,022	328
Receivable for share redemptions	344	591	174	6,966	662
Total assets	503,007	178,499	289,354	10,185,850	1,162,835

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	260	70	174	6,966	612
Contract terminations	84	521	—	—	50
Payable for investments purchased	—	—	31	1,022	328
Total liabilities	344	591	205	7,988	990
Net assets applicable to Variable Life contracts in accumulation period	502,663	177,821	289,032	10,177,862	1,161,845
Net assets applicable to seed money	—	87	117	—	—
Total net assets	$502,663	$177,908	$289,149	$10,177,862	$1,161,845
(1) Investment shares	7,983	15,927	14,077	277,175	42,746
(2) Investments, at cost	$364,917	$176,492	$230,040	$7,694,347	$993,887

See accompanying notes to financial statements.

6	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT

Statements of Assets and Liabilities

Dec. 31, 2017 (continued)	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Henderson Enterprise, Serv
Assets
Investments, at fair value(1),(2)	$1,306,310	$683,278	$511,278	$75,654	$621,773
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	92	82	3	—	9
Receivable for share redemptions	669	334	315	37	672
Total assets	1,307,071	683,694	511,596	75,691	622,454

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	669	316	288	37	283
Contract terminations	—	18	27	—	389
Payable for investments purchased	92	82	3	—	9
Total liabilities	761	416	318	37	681
Net assets applicable to Variable Life contracts in accumulation period	1,306,310	683,278	511,278	75,505	621,773
Net assets applicable to seed money	—	—	—	149	—
Total net assets	$1,306,310	$683,278	$511,278	$75,654	$621,773
(1) Investment shares	33,214	121,580	22,259	8,076	9,326
(2) Investments, at cost	$1,066,092	$606,061	$410,176	$77,803	$435,320

Dec. 31, 2017 (continued)	Janus Henderson Global Tech, Serv	Janus Henderson Overseas, Serv	Janus Henderson Res, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl
Assets
Investments, at fair value(1),(2)	$1,516,430	$2,188,721	$492,779	$73,268	$2,189,825
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	62	120	16	—	82
Receivable for share redemptions	792	1,062	476	24	1,218
Total assets	1,517,284	2,189,903	493,271	73,292	2,191,125

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	792	1,002	296	24	1,074
Contract terminations	—	60	180	—	144
Payable for investments purchased	62	120	16	—	82
Total liabilities	854	1,182	492	24	1,300
Net assets applicable to Variable Life contracts in accumulation period	1,516,430	2,188,721	492,578	73,078	2,189,825
Net assets applicable to seed money	—	—	201	190	—
Total net assets	$1,516,430	$2,188,721	$492,779	$73,268	$2,189,825
(1) Investment shares	131,179	71,201	13,811	5,431	119,142
(2) Investments, at cost	$933,532	$2,441,965	$382,021	$72,290	$2,039,227

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT	7

Statements of Assets and Liabilities

Dec. 31, 2017 (continued)	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II	MS VIF Mid Cap Gro, Cl II	NB AMT US Eq Index PW Strat, Cl S
Assets
Investments, at fair value(1),(2)	$1,565,121	$1,348,464	$367,202	$322,570	$12,960
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	60	120	—	—
Receivable for share redemptions	763	678	222	385	3
Total assets	1,565,884	1,349,202	367,544	322,955	12,963

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	757	636	222	182	3
Contract terminations	6	42	—	203	—
Payable for investments purchased	—	60	120	—	—
Total liabilities	763	738	342	385	3
Net assets applicable to Variable Life contracts in accumulation period	1,565,121	1,348,464	367,202	322,570	12,666
Net assets applicable to seed money	—	—	—	—	294
Total net assets	$1,565,121	$1,348,464	$367,202	$322,570	$12,960
(1) Investment shares	84,282	46,531	33,111	27,221	1,309
(2) Investments, at cost	$1,339,393	$1,344,177	$320,305	$298,337	$12,061

Dec. 31, 2017 (continued)	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Tot Return, Advisor Cl
Assets
Investments, at fair value(1),(2)	$1,437,623	$2,060,032	$1,184,675	$1,182,865	$177,118
Dividends receivable	—	—	—	—	270
Accounts receivable from RiverSource Life of NY for contract purchase payments	333	1,099	1,913	525	—
Receivable for share redemptions	981	1,008	531	725	99
Total assets	1,438,937	2,062,139	1,187,119	1,184,115	177,487

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	774	1,008	531	725	91
Contract terminations	207	—	—	—	8
Payable for investments purchased	333	1,099	1,913	525	270
Total liabilities	1,314	2,107	2,444	1,250	369
Net assets applicable to Variable Life contracts in accumulation period	1,437,623	2,060,032	1,184,675	1,182,865	170,564
Net assets applicable to seed money	—	—	—	—	6,554
Total net assets	$1,437,623	$2,060,032	$1,184,675	$1,182,865	$177,118
(1) Investment shares	30,666	390,898	46,604	107,827	16,190
(2) Investments, at cost	$1,145,081	$2,080,749	$1,070,921	$1,156,173	$174,893

See accompanying notes to financial statements.

8	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT

Statements of Assets and Liabilities

Dec. 31, 2017 (continued)	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB	Put VT Intl Eq, Cl IB	Put VT Sus Leaders, Cl IA	Royce Micro-Cap, Invest Cl
Assets
Investments, at fair value(1),(2)	$995,844	$457,231	$270,510	$9,536,908	$2,143,804
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	6,005	—	—	6,799
Receivable for share redemptions	4,264	260	133	7,097	1,175
Total assets	1,000,108	463,496	270,643	9,544,005	2,151,778

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	506	260	133	6,539	1,175
Contract terminations	3,758	—	—	558	—
Payable for investments purchased	—	6,005	—	—	6,799
Total liabilities	4,264	6,265	133	7,097	7,974
Net assets applicable to Variable Life contracts in accumulation period	995,844	457,231	270,510	9,536,908	2,143,804
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$995,844	$457,231	$270,510	$9,536,908	$2,143,804
(1) Investment shares	60,574	70,452	17,738	240,103	206,532
(2) Investments, at cost	$1,013,259	$465,057	$240,340	$6,147,025	$2,200,075

Dec. 31, 2017 (continued)	Temp Global Bond, Cl 2	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
Assets
Investments, at fair value(1),(2)	$162,569	$2,287,012	$168,665	$15,108,710	$19,447,552
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	39	2,098	4,912	556	1,756
Receivable for share redemptions	95	1,202	58	5,567	10,413
Total assets	162,703	2,290,312	173,635	15,114,833	19,459,721

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	95	1,202	58	5,567	9,689
Contract terminations	—	—	—	—	724
Payable for investments purchased	39	2,098	4,912	556	1,756
Total liabilities	134	3,300	4,970	6,123	12,169
Net assets applicable to Variable Life contracts in accumulation period	162,422	2,287,012	168,537	15,108,710	19,447,552
Net assets applicable to seed money	147	—	128	—	—
Total net assets	$162,569	$2,287,012	$168,665	$15,108,710	$19,447,552
(1) Investment shares	9,847	123,756	22,193	762,681	980,219
(2) Investments, at cost	$161,099	$1,945,234	$166,940	$11,745,561	$13,950,524

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT	9

Statements of Assets and Liabilities

Dec. 31, 2017 (continued)	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2
Assets
Investments, at fair value(1),(2)	$562,239	$865,594	$39,286	$12,822	$1,547,963
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	641	495	19	5	958
Total assets	562,880	866,089	39,305	12,827	1,548,921

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	373	495	19	5	958
Contract terminations	268	—	—	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	641	495	19	5	958
Net assets applicable to Variable Life contracts in accumulation period	562,195	865,572	39,220	12,745	1,547,917
Net assets applicable to seed money	44	22	66	77	46
Total net assets	$562,239	$865,594	$39,286	$12,822	$1,547,963
(1) Investment shares	40,449	62,318	3,378	1,041	112,908
(2) Investments, at cost	$495,947	$769,756	$37,138	$11,552	$1,304,108

Dec. 31, 2017 (continued)	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4
Assets
Investments, at fair value(1),(2)	$964,761	$25,947,962	$40,666,201	$32,058,753	$61,837,492
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	386	65,864	8,084	2,124
Receivable for share redemptions	239	16,063	22,102	15,501	31,539
Total assets	965,000	25,964,411	40,754,167	32,082,338	61,871,155

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	239	13,600	22,102	15,501	31,539
Contract terminations	—	2,463	—	—	—
Payable for investments purchased	—	386	65,864	8,084	2,124
Total liabilities	239	16,449	87,966	23,585	33,663
Net assets applicable to Variable Life contracts in accumulation period	964,738	25,947,962	40,666,201	32,058,753	61,837,492
Net assets applicable to seed money	23	—	—	—	—
Total net assets	$964,761	$25,947,962	$40,666,201	$32,058,753	$61,837,492
(1) Investment shares	67,989	1,538,113	2,407,709	1,748,024	3,366,222
(2) Investments, at cost	$875,993	$20,555,311	$29,745,539	$24,803,992	$44,748,516

See accompanying notes to financial statements.

10	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT

Statements of Assets and Liabilities

Dec. 31, 2017 (continued)	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Sm Cap Val, Cl 3	Wanger Intl	Wanger USA
Assets
Investments, at fair value(1),(2)	$2,382,897	$4,719,405	$676,087	$5,342,304	$6,222,540
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	27	7,094	45	—	828
Receivable for share redemptions	1,339	40,849	306	3,308	2,778
Total assets	2,384,263	4,767,348	676,438	5,345,612	6,226,146

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,339	2,428	306	2,506	2,778
Contract terminations	—	38,421	—	802	—
Payable for investments purchased	27	7,094	45	—	828
Total liabilities	1,366	47,943	351	3,308	3,606
Net assets applicable to Variable Life contracts in accumulation period	2,382,897	4,719,405	676,087	5,342,304	6,222,540
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$2,382,897	$4,719,405	$676,087	$5,342,304	$6,222,540
(1) Investment shares	155,949	308,458	24,381	173,226	232,705
(2) Investments, at cost	$1,986,704	$3,972,258	$503,592	$4,982,211	$6,836,296

Dec. 31, 2017 (continued)			WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
Assets
Investments, at fair value(1),(2)			$1,254,709	$1,143,248	$916,076
Dividends receivable			—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments			82	44	47
Receivable for share redemptions			815	460	353
Total assets			1,255,606	1,143,752	916,476

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee			647	460	353
Contract terminations			168	—	—
Payable for investments purchased			82	44	47
Total liabilities			897	504	400
Net assets applicable to Variable Life contracts in accumulation period			1,254,709	1,143,248	916,076
Net assets applicable to seed money			—	—	—
Total net assets			$1,254,709	$1,143,248	$916,076
(1) Investment shares			233,217	42,124	89,988
(2) Investments, at cost			$1,116,517	$1,027,904	$807,232

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT	11

Statements of Operations

Year ended Dec. 31, 2017	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	ALPS Alerian Engy Infr, Class III
Investment income
Dividend income	$7	$30,449	$62,425	$—	$8,374
Variable account expenses	1	13,249	18,585	2,585	2,904
Investment income (loss) — net	6	17,200	43,840	(2,585)	5,470

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2	579,776	1,384,220	128,642	220,074
Cost of investments sold	2	451,445	1,314,485	116,399	216,156
Net realized gain (loss) on sales of investments	—	128,331	69,735	12,243	3,918
Distributions from capital gains	—	210,932	—	24,275	—
Net change in unrealized appreciation or depreciation of investments	47	49,017	595,493	75,060	(15,384)
Net gain (loss) on investments	47	388,280	665,228	111,578	(11,466)
Net increase (decrease) in net assets resulting from operations	$53	$405,480	$709,068	$108,993	$(5,996)

Year ended Dec. 31, 2017 (continued)	AC VP Intl, Cl I	AC VP Val, Cl I	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3
Investment income
Dividend income	$6,529	$67,930	$6,167	$6,960	$—
Variable account expenses	5,472	29,665	2,608	2,688	137,634
Investment income (loss) — net	1,057	38,265	3,559	4,272	(137,634)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	75,679	383,615	138,154	226,115	2,303,172
Cost of investments sold	57,318	258,962	135,224	209,410	1,464,232
Net realized gain (loss) on sales of investments	18,361	124,653	2,930	16,705	838,940
Distributions from capital gains	—	—	6,288	3,542	—
Net change in unrealized appreciation or depreciation of investments	177,442	157,057	34,948	18,511	1,380,716
Net gain (loss) on investments	195,803	281,710	44,166	38,758	2,219,656
Net increase (decrease) in net assets resulting from operations	$196,860	$319,975	$47,725	$43,030	$2,082,022

Year ended Dec. 31, 2017 (continued)	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 3	Col VP Govt Money Mkt, Cl 3
Investment income
Dividend income	$—	$—	$2,532	$—	$8,548
Variable account expenses	208,397	75,872	18,313	10,908	18,789
Investment income (loss) — net	(208,397)	(75,872)	(15,781)	(10,908)	(10,241)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,970,659	2,911,960	788,638	384,027	1,408,320
Cost of investments sold	1,496,154	1,810,377	660,898	461,871	1,408,283
Net realized gain (loss) on sales of investments	1,474,505	1,101,583	127,740	(77,844)	37
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	3,919,613	484,916	923,171	176,619	(39)
Net gain (loss) on investments	5,394,118	1,586,499	1,050,911	98,775	(2)
Net increase (decrease) in net assets resulting from operations	$5,185,721	$1,510,627	$1,035,130	$87,867	$(10,243)

See accompanying notes to financial statements.

12	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT

Statements of Operations

Year ended Dec. 31, 2017 (continued)	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3
Investment income
Dividend income	$166,437	$72,151	$205,141	$—	$—
Variable account expenses	18,406	8,331	51,481	16,162	54,364
Investment income (loss) — net	148,031	63,820	153,660	(16,162)	(54,364)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	756,281	372,404	1,400,709	779,777	2,413,855
Cost of investments sold	734,770	412,960	1,409,330	488,542	1,715,008
Net realized gain (loss) on sales of investments	21,511	(40,556)	(8,621)	291,235	698,847
Distributions from capital gains	—	—	64,873	—	—
Net change in unrealized appreciation or depreciation of investments	6,650	42,153	22,406	279,932	1,001,531
Net gain (loss) on investments	28,161	1,597	78,658	571,167	1,700,378
Net increase (decrease) in net assets resulting from operations	$176,192	$65,417	$232,318	$555,005	$1,646,014

Year ended Dec. 31, 2017 (continued)	Col VP Limited Duration Cr, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 3
Investment income
Dividend income	$10,061	$—	$—	$113,806	$—
Variable account expenses	2,602	3,642	4,638	49,313	2,964
Investment income (loss) — net	7,459	(3,642)	(4,638)	64,493	(2,964)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	102,021	147,199	393,213	823,243	293,671
Cost of investments sold	102,309	107,284	272,750	596,211	210,151
Net realized gain (loss) on sales of investments	(288)	39,915	120,463	227,032	83,520
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(1,921)	85,018	(31,073)	1,051,302	(5,358)
Net gain (loss) on investments	(2,209)	124,933	89,390	1,278,334	78,162
Net increase (decrease) in net assets resulting from operations	$5,250	$121,291	$84,752	$1,342,827	$75,198

Year ended Dec. 31, 2017 (continued)	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP MFS Blend Res Core Eq, Cl 3
Investment income
Dividend income	$—	$44,395	$32,766	$18,637	$—
Variable account expenses	7,570	9,752	2,481	5,541	3,110
Investment income (loss) — net	(7,570)	34,643	30,285	13,096	(3,110)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	220,609	278,879	101,994	235,558	157,680
Cost of investments sold	160,246	278,063	163,550	298,319	105,928
Net realized gain (loss) on sales of investments	60,363	816	(61,556)	(62,761)	51,752
Distributions from capital gains	—	1,071	—	7,029	—
Net change in unrealized appreciation or depreciation of investments	81,463	5,200	34,579	57,217	23,062
Net gain (loss) on investments	141,826	7,087	(26,977)	1,485	74,814
Net increase (decrease) in net assets resulting from operations	$134,256	$41,730	$3,308	$14,581	$71,704

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT	13

Statements of Operations

Year ended Dec. 31, 2017 (continued)	CTIVP Vty Sycamore Estb Val, Cl 3	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl
Investment income
Dividend income	$—	$2,668	$36,751	$31,114	$46,418
Variable account expenses	2,841	367	8,098	27,537	26,517
Investment income (loss) — net	(2,841)	2,301	28,653	3,577	19,901

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	100,678	23,462	262,535	1,234,220	512,999
Cost of investments sold	79,220	23,444	262,074	997,227	369,619
Net realized gain (loss) on sales of investments	21,458	18	461	236,993	143,380
Distributions from capital gains	—	—	—	215,286	96,331
Net change in unrealized appreciation or depreciation of investments	38,961	7,106	1,252	297,612	333,648
Net gain (loss) on investments	60,419	7,124	1,713	749,891	573,359
Net increase (decrease) in net assets resulting from operations	$57,578	$9,425	$30,366	$753,468	$593,260

Year ended Dec. 31, 2017 (continued)	Fid VIP Mid Cap, Serv Cl	Fid VIP Overseas, Serv Cl	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2
Investment income
Dividend income	$37,312	$17,904	$75,766	$6,456	$39,863
Variable account expenses	43,180	9,640	14,259	1,334	10,695
Investment income (loss) — net	(5,868)	8,264	61,507	5,122	29,168

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	927,299	179,597	541,159	7,510	896,148
Cost of investments sold	807,982	153,242	546,892	7,351	787,394
Net realized gain (loss) on sales of investments	119,317	26,355	(5,733)	159	108,754
Distributions from capital gains	279,109	1,261	—	—	72,291
Net change in unrealized appreciation or depreciation of investments	713,778	305,526	171,653	7,895	(79,677)
Net gain (loss) on investments	1,112,204	333,142	165,920	8,054	101,368
Net increase (decrease) in net assets resulting from operations	$1,106,336	$341,406	$227,427	$13,176	$130,536

Year ended Dec. 31, 2017 (continued)	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst
Investment income
Dividend income	$12,599	$43,518	$917	$2,500	$33,586
Variable account expenses	14,554	37,416	405	2,848	14,660
Investment income (loss) — net	(1,955)	6,102	512	(348)	18,926

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	597,756	1,381,569	35,000	32,447	693,726
Cost of investments sold	566,793	1,267,191	34,525	28,102	521,037
Net realized gain (loss) on sales of investments	30,963	114,378	475	4,345	172,689
Distributions from capital gains	172,313	326,807	—	51,188	262,868
Net change in unrealized appreciation or depreciation of investments	32,215	141,099	1,346	(9,878)	62,745
Net gain (loss) on investments	235,491	582,284	1,821	45,655	498,302
Net increase (decrease) in net assets resulting from operations	$233,536	$588,386	$2,333	$45,307	$517,228
See accompanying notes to financial statements.

14	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT

Statements of Operations

Year ended Dec. 31, 2017 (continued)	Invesco VI Am Fran, Ser I	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I
Investment income
Dividend income	$420	$6,090	$5,717	$104,351	$20,531
Variable account expenses	3,360	941	2,166	87,902	8,625
Investment income (loss) — net	(2,940)	5,149	3,551	16,449	11,906

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	107,281	53,740	95,215	1,413,944	514,612
Cost of investments sold	77,330	55,468	79,012	1,058,936	425,414
Net realized gain (loss) on sales of investments	29,951	(1,728)	16,203	355,008	89,198
Distributions from capital gains	41,009	8,736	12,524	522,694	42,083
Net change in unrealized appreciation or depreciation of investments	52,914	1,798	11,548	283,115	(53,539)
Net gain (loss) on investments	123,874	8,806	40,275	1,160,817	77,742
Net increase (decrease) in net assets resulting from operations	$120,934	$13,955	$43,826	$1,177,266	$89,648

Year ended Dec. 31, 2017 (continued)	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Henderson Enterprise, Serv
Investment income
Dividend income	$15,917	$—	$—	$1,139	$849
Variable account expenses	8,534	4,115	3,573	484	3,368
Investment income (loss) — net	7,383	(4,115)	(3,573)	655	(2,519)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	359,823	190,113	109,837	52,804	60,421
Cost of investments sold	302,297	170,287	86,647	59,207	43,965
Net realized gain (loss) on sales of investments	57,526	19,826	23,190	(6,403)	16,456
Distributions from capital gains	—	42,744	25,313	—	38,804
Net change in unrealized appreciation or depreciation of investments	183,142	77,207	90,611	18,069	82,951
Net gain (loss) on investments	240,668	139,777	139,114	11,666	138,211
Net increase (decrease) in net assets resulting from operations	$248,051	$135,662	$135,541	$12,321	$135,692

Year ended Dec. 31, 2017 (continued)	Janus Henderson Global Tech, Serv	Janus Henderson Overseas, Serv	Janus Henderson Res, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl
Investment income
Dividend income	$—	$33,501	$1,156	$—	$8,740
Variable account expenses	9,280	12,778	3,678	508	13,205
Investment income (loss) — net	(9,280)	20,723	(2,522)	(508)	(4,465)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	232,133	576,955	109,249	75,713	379,168
Cost of investments sold	148,114	713,740	91,003	69,526	377,950
Net realized gain (loss) on sales of investments	84,019	(136,785)	18,246	6,187	1,218
Distributions from capital gains	84,974	—	4,644	3,843	109,204
Net change in unrealized appreciation or depreciation of investments	327,793	657,888	89,335	2,903	395,382
Net gain (loss) on investments	496,786	521,103	112,225	12,933	505,804
Net increase (decrease) in net assets resulting from operations	$487,506	$541,826	$109,703	$12,425	$501,339

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT	15

Statements of Operations

Year ended Dec. 31, 2017 (continued)	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II	MS VIF Mid Cap Gro, Cl II	NB AMT US Eq Index PW Strat, Cl S
Investment income
Dividend income	$—	$58,459	$9,030	$—	$—
Variable account expenses	9,456	9,361	2,913	2,158	34
Investment income (loss) — net	(9,456)	49,098	6,117	(2,158)	(34)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	435,811	570,862	123,436	86,018	1,304
Cost of investments sold	400,738	556,137	108,494	86,257	1,287
Net realized gain (loss) on sales of investments	35,073	14,725	14,942	(239)	17
Distributions from capital gains	30,080	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	283,885	127,910	10,982	88,713	708
Net gain (loss) on investments	349,038	142,635	25,924	88,474	725
Net increase (decrease) in net assets resulting from operations	$339,582	$191,733	$32,041	$86,316	$691

Year ended Dec. 31, 2017 (continued)	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Tot Return, Advisor Cl
Investment income
Dividend income	$9,335	$41,421	$7,545	$51,645	$3,002
Variable account expenses	8,911	14,084	7,488	8,826	939
Investment income (loss) — net	424	27,337	57	42,819	2,063

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	437,277	835,930	544,326	360,147	10,482
Cost of investments sold	376,485	858,277	497,895	357,500	10,369
Net realized gain (loss) on sales of investments	60,792	(22,347)	46,431	2,647	113
Distributions from capital gains	—	—	62,927	—	—
Net change in unrealized appreciation or depreciation of investments	320,896	103,005	37,497	86,269	3,950
Net gain (loss) on investments	381,688	80,658	146,855	88,916	4,063
Net increase (decrease) in net assets resulting from operations	$382,112	$107,995	$146,912	$131,735	$6,126

Year ended Dec. 31, 2017 (continued)	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB	Put VT Intl Eq, Cl IB	Put VT Sus Leaders, Cl IA	Royce Micro-Cap, Invest Cl
Investment income
Dividend income	$4,896	$29,327	$5,779	$77,509	$14,102
Variable account expenses	6,631	3,522	1,722	78,033	14,716
Investment income (loss) — net	(1,735)	25,805	4,057	(524)	(614)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	306,462	118,728	121,581	1,122,700	239,079
Cost of investments sold	306,058	122,580	111,828	792,099	226,455
Net realized gain (loss) on sales of investments	404	(3,852)	9,753	330,601	12,624
Distributions from capital gains	79,364	—	—	630,068	220,950
Net change in unrealized appreciation or depreciation of investments	45,405	8,032	45,955	1,274,943	(141,786)
Net gain (loss) on investments	125,173	4,180	55,708	2,235,612	91,788
Net increase (decrease) in net assets resulting from operations	$123,438	$29,985	$59,765	$2,235,088	$91,174

See accompanying notes to financial statements.

16	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT

Statements of Operations

Year ended Dec. 31, 2017 (continued)	Temp Global Bond, Cl 2	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
Investment income
Dividend income	$—	$19,113	$3,642	$—	$—
Variable account expenses	1,103	15,209	631	71,871	129,000
Investment income (loss) — net	(1,103)	3,904	3,011	(71,871)	(129,000)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	13,906	320,000	27,731	2,513,098	6,611,897
Cost of investments sold	13,591	290,714	28,584	1,908,160	4,507,845
Net realized gain (loss) on sales of investments	315	29,286	(853)	604,938	2,104,052
Distributions from capital gains	456	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	986	241,458	3,868	1,752,053	1,186,756
Net gain (loss) on investments	1,757	270,744	3,015	2,356,991	3,290,808
Net increase (decrease) in net assets resulting from operations	$654	$274,648	$6,026	$2,285,120	$3,161,808

Year ended Dec. 31, 2017 (continued)	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	4,710	6,872	234	425	11,284
Investment income (loss) — net	(4,710)	(6,872)	(234)	(425)	(11,284)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	108,195	319,290	21,821	120,189	46,056
Cost of investments sold	97,732	282,913	20,777	113,328	41,716
Net realized gain (loss) on sales of investments	10,463	36,377	1,044	6,861	4,340
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	31,080	32,043	1,597	(969)	223,437
Net gain (loss) on investments	41,543	68,420	2,641	5,892	227,777
Net increase (decrease) in net assets resulting from operations	$36,833	$61,548	$2,407	$5,467	$216,493

Year ended Dec. 31, 2017 (continued)	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	2,575	167,250	280,955	191,041	405,901
Investment income (loss) — net	(2,575)	(167,250)	(280,955)	(191,041)	(405,901)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	101,515	3,734,129	7,227,430	5,099,660	13,880,872
Cost of investments sold	93,546	3,009,093	5,159,756	4,091,545	9,274,565
Net realized gain (loss) on sales of investments	7,969	725,036	2,067,674	1,008,115	4,606,307
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	87,175	2,308,597	2,843,334	3,475,860	4,170,253
Net gain (loss) on investments	95,144	3,033,633	4,911,008	4,483,975	8,776,560
Net increase (decrease) in net assets resulting from operations	$92,569	$2,866,383	$4,630,053	$4,292,934	$8,370,659

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT	17

Statements of Operations

Year ended Dec. 31, 2017 (continued)	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Sm Cap Val, Cl 3	Wanger Intl	Wanger USA
Investment income
Dividend income	$—	$—	$—	$60,323	$—
Variable account expenses	18,370	34,887	4,252	32,099	35,809
Investment income (loss) — net	(18,370)	(34,887)	(4,252)	28,224	(35,809)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	896,206	2,515,019	239,047	1,602,462	1,414,841
Cost of investments sold	762,043	2,015,410	164,207	1,624,024	1,591,140
Net realized gain (loss) on sales of investments	134,163	499,609	74,840	(21,562)	(176,299)
Distributions from capital gains	—	—	—	36,482	956,352
Net change in unrealized appreciation or depreciation of investments	113,744	(39,215)	(29,971)	1,317,648	295,514
Net gain (loss) on investments	247,907	460,394	44,869	1,332,568	1,075,567
Net increase (decrease) in net assets resulting from operations	$229,537	$425,507	$40,617	$1,360,792	$1,039,758

Year ended Dec. 31, 2017 (continued)			WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
Investment income
Dividend income			$32,889	$7,370	$—
Variable account expenses			7,822	6,236	4,519
Investment income (loss) — net			25,067	1,134	(4,519)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales			208,212	429,800	218,566
Cost of investments sold			197,079	352,804	197,115
Net realized gain (loss) on sales of investments			11,133	76,996	21,451
Distributions from capital gains			—	88,600	25,200
Net change in unrealized appreciation or depreciation of investments			208,826	27,804	149,156
Net gain (loss) on investments			219,959	193,400	195,807
Net increase (decrease) in net assets resulting from operations			$245,026	$194,534	$191,288

See accompanying notes to financial statements.

18	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2017	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	ALPS Alerian Engy Infr, Class III
Operations
Investment income (loss) — net	$6	$17,200	$43,840	$(2,585)	$5,470
Net realized gain (loss) on sales of investments	—	128,331	69,735	12,243	3,918
Distributions from capital gains	—	210,932	—	24,275	—
Net change in unrealized appreciation or depreciation of investments	47	49,017	595,493	75,060	(15,384)
Net increase (decrease) in net assets resulting from operations	53	405,480	709,068	108,993	(5,996)

Contract transactions
Contract purchase payments	—	77,636	212,450	84,054	35,695
Net transfers(1)	(1)	10,477	(237,767)	216,238	(52,713)
Transfers for policy loans	—	2,240	(46,161)	839	(3,282)
Policy charges	—	(56,406)	(110,774)	(12,764)	(8,189)
Contract terminations:
Surrender benefits	—	(68,468)	(233,853)	(8,235)	(10,444)
Death benefits	—	(19,600)	(10,443)	—	—
Increase (decrease) from contract transactions	(1)	(54,121)	(426,548)	280,132	(38,933)
Net assets at beginning of year	383	2,277,828	3,060,568	281,513	482,353
Net assets at end of year	$435	$2,629,187	$3,343,088	$670,638	$437,424

Accumulation unit activity
Units outstanding at beginning of year	—	1,098,506	2,011,950	136,206	568,415
Contract purchase payments	—	30,404	125,757	39,280	40,313
Net transfers(1)	—	(4,350)	(123,117)	94,072	(65,799)
Transfers for policy loans	—	1,530	(23,417)	355	(4,219)
Policy charges	—	(23,421)	(66,800)	(5,377)	(9,407)
Contract terminations:
Surrender benefits	—	(27,799)	(126,207)	(3,975)	(12,058)
Death benefits	—	(6,609)	(5,692)	—	—
Units outstanding at end of year	—	1,068,261	1,792,474	260,561	517,245

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT	19

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	AC VP Intl, Cl I	AC VP Val, Cl I	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3
Operations
Investment income (loss) — net	$1,057	$38,265	$3,559	$4,272	$(137,634)
Net realized gain (loss) on sales of investments	18,361	124,653	2,930	16,705	838,940
Distributions from capital gains	—	—	6,288	3,542	—
Net change in unrealized appreciation or depreciation of investments	177,442	157,057	34,948	18,511	1,380,716
Net increase (decrease) in net assets resulting from operations	196,860	319,975	47,725	43,030	2,082,022

Contract transactions
Contract purchase payments	26,909	155,021	33,099	19,875	869,316
Net transfers(1)	(30,328)	8,702	153,131	(8,523)	(272,624)
Transfers for policy loans	(4,279)	(24,824)	(3,129)	(10,039)	91,078
Policy charges	(21,453)	(143,590)	(7,701)	(38,224)	(1,011,090)
Contract terminations:
Surrender benefits	(11,017)	(157,043)	(23,000)	(28,045)	(1,182,397)
Death benefits	—	—	—	—	(16,315)
Increase (decrease) from contract transactions	(40,168)	(161,734)	152,400	(64,956)	(1,522,032)
Net assets at beginning of year	666,964	4,138,054	347,073	378,264	15,983,581
Net assets at end of year	$823,656	$4,296,295	$547,198	$356,338	$16,543,571

Accumulation unit activity
Units outstanding at beginning of year	489,223	1,361,008	336,800	215,277	9,269,777
Contract purchase payments	16,476	50,264	28,826	10,697	475,245
Net transfers(1)	(24,523)	3,281	136,526	(3,809)	(175,008)
Transfers for policy loans	(1,882)	(8,583)	(2,741)	(4,444)	28,505
Policy charges	(13,069)	(46,055)	(6,751)	(22,436)	(556,718)
Contract terminations:
Surrender benefits	(7,187)	(49,751)	(21,778)	(14,779)	(613,502)
Death benefits	—	—	—	—	(9,319)
Units outstanding at end of year	459,038	1,310,164	470,882	180,506	8,418,980

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

20	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 3	Col VP Govt Money Mkt, Cl 3
Operations
Investment income (loss) — net	$(208,397)	$(75,872)	$(15,781)	$(10,908)	$(10,241)
Net realized gain (loss) on sales of investments	1,474,505	1,101,583	127,740	(77,844)	37
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	3,919,613	484,916	923,171	176,619	(39)
Net increase (decrease) in net assets resulting from operations	5,185,721	1,510,627	1,035,130	87,867	(10,243)

Contract transactions
Contract purchase payments	1,233,072	584,092	177,304	95,942	266,774
Net transfers(1)	(507,306)	(214,003)	(89,150)	(12,199)	419,783
Transfers for policy loans	(55,384)	(98,748)	(22,102)	1,189	(64,563)
Policy charges	(1,435,986)	(466,637)	(91,384)	(68,270)	(262,962)
Contract terminations:
Surrender benefits	(1,372,807)	(680,293)	(191,081)	(92,871)	(521,216)
Death benefits	(25,433)	(14,713)	(8,964)	(10,114)	—
Increase (decrease) from contract transactions	(2,163,844)	(890,302)	(225,377)	(86,323)	(162,184)
Net assets at beginning of year	23,421,218	11,642,665	2,348,708	1,726,351	3,018,127
Net assets at end of year	$26,443,095	$12,262,990	$3,158,461	$1,727,895	$2,845,700

Accumulation unit activity
Units outstanding at beginning of year	15,578,160	4,786,509	1,101,581	1,346,845	2,997,437
Contract purchase payments	756,692	251,957	67,770	77,291	265,247
Net transfers(1)	(354,193)	64,243	26,628	60,572	421,639
Transfers for policy loans	(1,000)	(38,463)	(8,104)	1,547	(62,145)
Policy charges	(901,535)	(195,463)	(35,853)	(52,970)	(262,152)
Contract terminations:
Surrender benefits	(856,211)	(253,405)	(75,930)	(79,279)	(500,040)
Death benefits	(14,105)	(5,288)	(3,847)	(8,741)	—
Units outstanding at end of year	14,207,808	4,610,090	1,072,245	1,345,265	2,859,986

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT	21

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3
Operations
Investment income (loss) — net	$148,031	$63,820	$153,660	$(16,162)	$(54,364)
Net realized gain (loss) on sales of investments	21,511	(40,556)	(8,621)	291,235	698,847
Distributions from capital gains	—	—	64,873	—	—
Net change in unrealized appreciation or depreciation of investments	6,650	42,153	22,406	279,932	1,001,531
Net increase (decrease) in net assets resulting from operations	176,192	65,417	232,318	555,005	1,646,014

Contract transactions
Contract purchase payments	117,899	40,363	366,481	165,556	424,283
Net transfers(1)	(33,704)	(33,266)	(232,921)	(187,313)	434,695
Transfers for policy loans	(9,581)	12,233	635	(28,790)	(139,858)
Policy charges	(107,839)	(33,471)	(414,647)	(73,610)	(192,235)
Contract terminations:
Surrender benefits	(154,463)	(105,704)	(404,310)	(199,965)	(352,991)
Death benefits	(23,343)	—	(21,721)	—	(7,408)
Increase (decrease) from contract transactions	(211,031)	(119,845)	(706,483)	(324,122)	166,486
Net assets at beginning of year	3,129,889	1,170,673	7,911,818	2,150,364	7,877,195
Net assets at end of year	$3,095,050	$1,116,245	$7,437,653	$2,381,247	$9,689,695

Accumulation unit activity
Units outstanding at beginning of year	1,507,988	640,278	5,071,790	1,451,237	3,909,523
Contract purchase payments	56,808	20,889	229,605	111,088	194,268
Net transfers(1)	67,296	(2,314)	(85,411)	(231,157)	(11,028)
Transfers for policy loans	(6,886)	6,119	506	(14,338)	(59,319)
Policy charges	(49,969)	(17,387)	(256,886)	(44,443)	(84,001)
Contract terminations:
Surrender benefits	(70,719)	(60,743)	(248,376)	(91,649)	(154,720)
Death benefits	(9,349)	—	(14,496)	—	(2,361)
Units outstanding at end of year	1,495,169	586,842	4,696,732	1,180,738	3,792,362

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

22	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	Col VP Limited Duration Cr, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 3
Operations
Investment income (loss) — net	$7,459	$(3,642)	$(4,638)	$64,493	$(2,964)
Net realized gain (loss) on sales of investments	(288)	39,915	120,463	227,032	83,520
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(1,921)	85,018	(31,073)	1,051,302	(5,358)
Net increase (decrease) in net assets resulting from operations	5,250	121,291	84,752	1,342,827	75,198

Contract transactions
Contract purchase payments	41,795	34,511	37,294	315,236	90,564
Net transfers(1)	121,520	8,136	(25,031)	(248,507)	(2,889)
Transfers for policy loans	(1,168)	2,788	(16,883)	(24,137)	(43,807)
Policy charges	(6,396)	(18,881)	(21,600)	(336,961)	(11,180)
Contract terminations:
Surrender benefits	(15,873)	(85,996)	(37,342)	(285,342)	(133,116)
Death benefits	—	—	—	(2,066)	—
Increase (decrease) from contract transactions	139,878	(59,442)	(63,562)	(581,777)	(100,428)
Net assets at beginning of year	378,604	573,796	708,442	5,342,748	459,482
Net assets at end of year	$523,732	$635,645	$729,632	$6,103,798	$434,252

Accumulation unit activity
Units outstanding at beginning of year	389,518	246,955	368,950	5,597,743	195,824
Contract purchase payments	39,863	12,110	16,545	290,253	46,022
Net transfers(1)	128,338	3,659	(70,082)	(245,970)	(6,764)
Transfers for policy loans	(1,207)	920	(8,002)	(14,831)	(13,156)
Policy charges	(6,513)	(6,909)	(9,963)	(316,312)	(4,743)
Contract terminations:
Surrender benefits	(16,324)	(39,657)	(13,908)	(270,480)	(39,745)
Death benefits	—	—	—	(953)	—
Units outstanding at end of year	533,675	217,078	283,540	5,039,450	177,438

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT	23

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP MFS Blend Res Core Eq, Cl 3
Operations
Investment income (loss) — net	$(7,570)	$34,643	$30,285	$13,096	$(3,110)
Net realized gain (loss) on sales of investments	60,363	816	(61,556)	(62,761)	51,752
Distributions from capital gains	—	1,071	—	7,029	—
Net change in unrealized appreciation or depreciation of investments	81,463	5,200	34,579	57,217	23,062
Net increase (decrease) in net assets resulting from operations	134,256	41,730	3,308	14,581	71,704

Contract transactions
Contract purchase payments	121,407	88,177	48,584	36,593	19,857
Net transfers(1)	(8,768)	(11,285)	11,136	(10,702)	(31,254)
Transfers for policy loans	23,848	(10,810)	(596)	2,973	3,184
Policy charges	(39,181)	(89,389)	(10,784)	(30,395)	(8,059)
Contract terminations:
Surrender benefits	(81,738)	(92,311)	(15,288)	(18,783)	(26,786)
Death benefits	—	(13,083)	—	—	—
Increase (decrease) from contract transactions	15,568	(128,701)	33,052	(20,314)	(43,058)
Net assets at beginning of year	1,152,189	1,638,261	341,425	804,260	389,991
Net assets at end of year	$1,302,013	$1,551,290	$377,785	$798,527	$418,637

Accumulation unit activity
Units outstanding at beginning of year	383,311	1,357,984	595,669	576,092	250,409
Contract purchase payments	42,197	70,792	89,849	25,730	11,588
Net transfers(1)	2,434	(1,449)	(17,338)	(2,431)	(39,679)
Transfers for policy loans	6,154	(9,460)	(864)	2,047	1,642
Policy charges	(12,401)	(71,194)	(18,063)	(21,623)	(4,736)
Contract terminations:
Surrender benefits	(25,577)	(75,680)	(29,323)	(13,473)	(12,190)
Death benefits	—	(11,063)	—	—	—
Units outstanding at end of year	396,118	1,259,930	619,930	566,342	207,034

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

24	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	CTIVP Vty Sycamore Estb Val, Cl 3	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl
Operations
Investment income (loss) — net	$(2,841)	$2,301	$28,653	$3,577	$19,901
Net realized gain (loss) on sales of investments	21,458	18	461	236,993	143,380
Distributions from capital gains	—	—	—	215,286	96,331
Net change in unrealized appreciation or depreciation of investments	38,961	7,106	1,252	297,612	333,648
Net increase (decrease) in net assets resulting from operations	57,578	9,425	30,366	753,468	593,260

Contract transactions
Contract purchase payments	22,404	40,346	45,568	180,649	165,409
Net transfers(1)	88,345	(2,169)	103,625	(111,550)	(91,047)
Transfers for policy loans	5,991	12	2,864	(33,042)	(56,011)
Policy charges	(7,063)	(6,608)	(31,564)	(105,683)	(158,220)
Contract terminations:
Surrender benefits	(25,624)	(2,070)	(108,394)	(297,890)	(255,459)
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	84,053	29,511	12,099	(367,516)	(395,328)
Net assets at beginning of year	350,172	122,113	1,089,732	3,802,463	3,912,442
Net assets at end of year	$491,803	$161,049	$1,132,197	$4,188,415	$4,110,374

Accumulation unit activity
Units outstanding at beginning of year	142,435	122,562	759,785	2,120,465	1,603,416
Contract purchase payments	7,778	38,041	33,130	90,097	64,918
Net transfers(1)	24,968	(1,903)	75,597	(109,182)	(33,544)
Transfers for policy loans	2,017	18	2,046	(16,007)	(21,470)
Policy charges	(2,600)	(6,314)	(21,375)	(52,735)	(64,439)
Contract terminations:
Surrender benefits	(9,719)	(2,111)	(68,668)	(139,222)	(92,901)
Death benefits	—	—	—	—	—
Units outstanding at end of year	164,879	150,293	780,515	1,893,416	1,455,980

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT	25

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	Fid VIP Mid Cap, Serv Cl	Fid VIP Overseas, Serv Cl	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2
Operations
Investment income (loss) — net	$(5,868)	$8,264	$61,507	$5,122	$29,168
Net realized gain (loss) on sales of investments	119,317	26,355	(5,733)	159	108,754
Distributions from capital gains	279,109	1,261	—	—	72,291
Net change in unrealized appreciation or depreciation of investments	713,778	305,526	171,653	7,895	(79,677)
Net increase (decrease) in net assets resulting from operations	1,106,336	341,406	227,427	13,176	130,536

Contract transactions
Contract purchase payments	207,888	68,232	124,274	9,863	105,992
Net transfers(1)	(194,833)	(51,549)	(46,979)	(656)	(7,869)
Transfers for policy loans	(108,114)	(7,559)	(28,895)	1,499	(46,200)
Policy charges	(221,432)	(47,113)	(92,081)	(4,500)	(37,112)
Contract terminations:
Surrender benefits	(364,531)	(78,667)	(159,921)	(164)	(94,177)
Death benefits	—	—	(12,656)	—	—
Increase (decrease) from contract transactions	(681,022)	(116,656)	(216,258)	6,042	(79,366)
Net assets at beginning of year	5,916,141	1,214,847	2,408,463	149,060	1,711,853
Net assets at end of year	$6,341,455	$1,439,597	$2,419,632	$168,278	$1,763,023

Accumulation unit activity
Units outstanding at beginning of year	1,764,867	806,364	1,132,549	148,695	774,626
Contract purchase payments	57,173	38,921	58,745	9,236	50,022
Net transfers(1)	(54,949)	(29,972)	(6,761)	(567)	67,355
Transfers for policy loans	(33,982)	(4,203)	(11,868)	1,426	(17,661)
Policy charges	(59,421)	(27,648)	(42,382)	(4,283)	(16,978)
Contract terminations:
Surrender benefits	(99,243)	(45,120)	(71,441)	—	(55,846)
Death benefits	—	—	(5,238)	—	—
Units outstanding at end of year	1,574,445	738,342	1,053,604	154,507	801,518

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

26	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst
Operations
Investment income (loss) — net	$(1,955)	$6,102	$512	$(348)	$18,926
Net realized gain (loss) on sales of investments	30,963	114,378	475	4,345	172,689
Distributions from capital gains	172,313	326,807	—	51,188	262,868
Net change in unrealized appreciation or depreciation of investments	32,215	141,099	1,346	(9,878)	62,745
Net increase (decrease) in net assets resulting from operations	233,536	588,386	2,333	45,307	517,228

Contract transactions
Contract purchase payments	120,932	246,862	2,388	15,401	96,184
Net transfers(1)	(128,331)	(159,622)	(10,437)	23,537	(117,900)
Transfers for policy loans	(4,853)	(49,712)	(1,890)	188	(50,356)
Policy charges	(67,552)	(172,081)	(929)	(13,595)	(78,968)
Contract terminations:
Surrender benefits	(112,892)	(342,787)	(819)	(15,012)	(145,301)
Death benefits	(2,853)	(2,621)	—	—	(8,248)
Increase (decrease) from contract transactions	(195,549)	(479,961)	(11,687)	10,519	(304,589)
Net assets at beginning of year	2,522,427	5,943,683	56,147	423,173	2,375,088
Net assets at end of year	$2,560,414	$6,052,108	$46,793	$478,999	$2,587,727

Accumulation unit activity
Units outstanding at beginning of year	799,806	1,954,899	61,489	133,080	1,033,381
Contract purchase payments	46,169	83,133	2,554	4,629	38,105
Net transfers(1)	1,929	122,046	(11,365)	7,210	(64,060)
Transfers for policy loans	(1,272)	(17,195)	(1,997)	60	(17,340)
Policy charges	(23,166)	(57,592)	(989)	(4,117)	(31,373)
Contract terminations:
Surrender benefits	(31,261)	(104,077)	(810)	(4,578)	(56,066)
Death benefits	(823)	(850)	—	—	(2,352)
Units outstanding at end of year	791,382	1,980,364	48,882	136,284	900,295

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT	27

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	Invesco VI Am Fran, Ser I	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I
Operations
Investment income (loss) — net	$(2,940)	$5,149	$3,551	$16,449	$11,906
Net realized gain (loss) on sales of investments	29,951	(1,728)	16,203	355,008	89,198
Distributions from capital gains	41,009	8,736	12,524	522,694	42,083
Net change in unrealized appreciation or depreciation of investments	52,914	1,798	11,548	283,115	(53,539)
Net increase (decrease) in net assets resulting from operations	120,934	13,955	43,826	1,177,266	89,648

Contract transactions
Contract purchase payments	15,692	16,237	8,250	457,923	41,283
Net transfers(1)	(43,250)	5,963	14,860	(440,298)	(59,143)
Transfers for policy loans	(10,689)	(511)	(11,687)	(65,506)	(88,104)
Policy charges	(20,093)	(1,729)	(6,702)	(517,199)	(26,423)
Contract terminations:
Surrender benefits	(22,356)	(6,312)	(34,598)	(584,618)	(76,357)
Death benefits	—	—	—	(13,885)	—
Increase (decrease) from contract transactions	(80,696)	13,648	(29,877)	(1,163,583)	(208,744)
Net assets at beginning of year	462,425	150,305	275,200	10,164,179	1,280,941
Net assets at end of year	$502,663	$177,908	$289,149	$10,177,862	$1,161,845

Accumulation unit activity
Units outstanding at beginning of year	299,412	141,080	156,369	3,529,873	707,995
Contract purchase payments	8,675	14,090	4,379	148,913	21,907
Net transfers(1)	(22,740)	4,252	(1,501)	(141,677)	(29,490)
Transfers for policy loans	(5,679)	(446)	(5,061)	(22,491)	(47,454)
Policy charges	(11,074)	(1,519)	(3,455)	(167,216)	(14,127)
Contract terminations:
Surrender benefits	(11,675)	(5,781)	(14,302)	(190,772)	(40,838)
Death benefits	—	—	—	(4,534)	—
Units outstanding at end of year	256,919	151,676	136,429	3,152,096	597,993

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

28	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Henderson Enterprise, Serv
Operations
Investment income (loss) — net	$7,383	$(4,115)	$(3,573)	$655	$(2,519)
Net realized gain (loss) on sales of investments	57,526	19,826	23,190	(6,403)	16,456
Distributions from capital gains	—	42,744	25,313	—	38,804
Net change in unrealized appreciation or depreciation of investments	183,142	77,207	90,611	18,069	82,951
Net increase (decrease) in net assets resulting from operations	248,051	135,662	135,541	12,321	135,692

Contract transactions
Contract purchase payments	53,266	26,804	24,962	5,167	15,782
Net transfers(1)	(71,653)	2,883	(2,153)	(26,448)	(22,363)
Transfers for policy loans	(13,471)	(20,345)	2,271	149	(7,545)
Policy charges	(28,489)	(18,657)	(17,995)	(1,004)	(19,236)
Contract terminations:
Surrender benefits	(68,159)	(82,133)	(26,716)	—	(12,707)
Death benefits	—	(2,448)	—	—	—
Increase (decrease) from contract transactions	(128,506)	(93,896)	(19,631)	(22,136)	(46,069)
Net assets at beginning of year	1,186,765	641,512	395,368	85,469	532,150
Net assets at end of year	$1,306,310	$683,278	$511,278	$75,654	$621,773

Accumulation unit activity
Units outstanding at beginning of year	896,129	451,485	172,218	99,068	194,448
Contract purchase payments	32,644	16,704	8,797	5,511	5,190
Net transfers(1)	(93,014)	4,652	(3,979)	(28,855)	(9,768)
Transfers for policy loans	(11,991)	(12,345)	746	170	(1,742)
Policy charges	(19,364)	(11,579)	(6,235)	(1,026)	(7,432)
Contract terminations:
Surrender benefits	(51,245)	(52,323)	(9,022)	—	(4,026)
Death benefits	—	(1,458)	—	—	—
Units outstanding at end of year	753,159	395,136	162,525	74,868	176,670

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT	29

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	Janus Henderson Global Tech, Serv	Janus Henderson Overseas, Serv	Janus Henderson Res, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl
Operations
Investment income (loss) — net	$(9,280)	$20,723	$(2,522)	$(508)	$(4,465)
Net realized gain (loss) on sales of investments	84,019	(136,785)	18,246	6,187	1,218
Distributions from capital gains	84,974	—	4,644	3,843	109,204
Net change in unrealized appreciation or depreciation of investments	327,793	657,888	89,335	2,903	395,382
Net increase (decrease) in net assets resulting from operations	487,506	541,826	109,703	12,425	501,339

Contract transactions
Contract purchase payments	54,062	112,390	18,368	2,409	66,248
Net transfers(1)	(26,626)	(85,273)	(20,925)	9,438	(135,198)
Transfers for policy loans	(18,976)	(3,096)	5,972	(474)	(6,962)
Policy charges	(43,467)	(70,040)	(17,561)	(2,090)	(59,605)
Contract terminations:
Surrender benefits	(68,939)	(187,874)	(38,004)	(17,954)	(108,001)
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	(103,946)	(233,893)	(52,150)	(8,671)	(243,518)
Net assets at beginning of year	1,132,870	1,880,788	435,226	69,514	1,932,004
Net assets at end of year	$1,516,430	$2,188,721	$492,779	$73,268	$2,189,825

Accumulation unit activity
Units outstanding at beginning of year	666,311	1,462,238	255,209	69,023	1,876,633
Contract purchase payments	25,142	71,893	9,245	2,159	56,478
Net transfers(1)	(33,281)	(54,422)	(17,947)	7,373	(115,390)
Transfers for policy loans	(8,592)	1,791	2,058	(439)	(5,996)
Policy charges	(21,108)	(45,301)	(9,083)	(1,956)	(50,620)
Contract terminations:
Surrender benefits	(27,524)	(131,986)	(21,054)	(16,178)	(91,080)
Death benefits	—	—	—	—	—
Units outstanding at end of year	600,948	1,304,213	218,428	59,982	1,670,025

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

30	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II	MS VIF Mid Cap Gro, Cl II	NB AMT US Eq Index PW Strat, Cl S
Operations
Investment income (loss) — net	$(9,456)	$49,098	$6,117	$(2,158)	$(34)
Net realized gain (loss) on sales of investments	35,073	14,725	14,942	(239)	17
Distributions from capital gains	30,080	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	283,885	127,910	10,982	88,713	708
Net increase (decrease) in net assets resulting from operations	339,582	191,733	32,041	86,316	691

Contract transactions
Contract purchase payments	65,829	97,356	17,810	49,949	1,985
Net transfers(1)	(45,512)	(170,708)	(26,441)	10,490	1,909
Transfers for policy loans	(50,755)	(4,723)	1,369	540	—
Policy charges	(43,127)	(75,901)	(12,528)	(9,612)	(251)
Contract terminations:
Surrender benefits	(135,903)	(103,752)	(30,364)	(13,014)	(73)
Death benefits	—	(7,674)	—	—	—
Increase (decrease) from contract transactions	(209,468)	(265,402)	(50,154)	38,353	3,570
Net assets at beginning of year	1,435,007	1,422,133	385,315	197,901	8,699
Net assets at end of year	$1,565,121	$1,348,464	$367,202	$322,570	$12,960

Accumulation unit activity
Units outstanding at beginning of year	622,620	549,068	318,026	132,285	9,018
Contract purchase payments	24,085	43,349	14,085	31,400	2,093
Net transfers(1)	(22,031)	(6,274)	(42,812)	(520)	1,982
Transfers for policy loans	(13,919)	413	(293)	196	—
Policy charges	(16,142)	(29,341)	(9,735)	(5,032)	(260)
Contract terminations:
Surrender benefits	(55,977)	(43,033)	(24,269)	(4,517)	—
Death benefits	—	(2,884)	—	—	—
Units outstanding at end of year	538,636	511,298	255,002	153,812	12,833

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT	31

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Tot Return, Advisor Cl
Operations
Investment income (loss) — net	$424	$27,337	$57	$42,819	$2,063
Net realized gain (loss) on sales of investments	60,792	(22,347)	46,431	2,647	113
Distributions from capital gains	—	—	62,927	—	—
Net change in unrealized appreciation or depreciation of investments	320,896	103,005	37,497	86,269	3,950
Net increase (decrease) in net assets resulting from operations	382,112	107,995	146,912	131,735	6,126

Contract transactions
Contract purchase payments	178,486	85,830	98,665	234,330	2,373
Net transfers(1)	(12,928)	8,698	(9,557)	(75,119)	42,949
Transfers for policy loans	(16,245)	(19,921)	14,639	28,346	(124)
Policy charges	(19,527)	(69,130)	(51,828)	(50,083)	(4,382)
Contract terminations:
Surrender benefits	(148,885)	(147,393)	(182,092)	(103,684)	(2,135)
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	(19,099)	(141,916)	(130,173)	33,790	38,681
Net assets at beginning of year	1,074,610	2,093,953	1,167,936	1,017,340	132,311
Net assets at end of year	$1,437,623	$2,060,032	$1,184,675	$1,182,865	$177,118

Accumulation unit activity
Units outstanding at beginning of year	639,157	1,416,597	583,863	725,335	120,005
Contract purchase payments	105,066	56,113	48,571	161,862	2,213
Net transfers(1)	(26,967)	4,897	(11,226)	(53,710)	40,773
Transfers for policy loans	(5,976)	(12,462)	3,964	21,599	(118)
Policy charges	(10,062)	(45,092)	(25,089)	(33,311)	(4,117)
Contract terminations:
Surrender benefits	(75,740)	(100,464)	(81,824)	(76,718)	—
Death benefits	—	—	—	—	—
Units outstanding at end of year	625,478	1,319,589	518,259	745,057	158,756

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

32	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB	Put VT Intl Eq, Cl IB	Put VT Sus Leaders, Cl IA	Royce Micro-Cap, Invest Cl
Operations
Investment income (loss) — net	$(1,735)	$25,805	$4,057	$(524)	$(614)
Net realized gain (loss) on sales of investments	404	(3,852)	9,753	330,601	12,624
Distributions from capital gains	79,364	—	—	630,068	220,950
Net change in unrealized appreciation or depreciation of investments	45,405	8,032	45,955	1,274,943	(141,786)
Net increase (decrease) in net assets resulting from operations	123,438	29,985	59,765	2,235,088	91,174

Contract transactions
Contract purchase payments	46,773	16,956	6,586	326,588	100,649
Net transfers(1)	(10,512)	(2,943)	12,628	(237,144)	(56,422)
Transfers for policy loans	111,313	(14,429)	(7,523)	(39,405)	(6,543)
Policy charges	(23,411)	(18,702)	(6,812)	(408,409)	(92,278)
Contract terminations:
Surrender benefits	(120,169)	(79,165)	(33,356)	(527,346)	(75,294)
Death benefits	—	—	—	(16,284)	—
Increase (decrease) from contract transactions	3,994	(98,283)	(28,477)	(902,000)	(129,888)
Net assets at beginning of year	868,412	525,529	239,222	8,203,820	2,182,518
Net assets at end of year	$995,844	$457,231	$270,510	$9,536,908	$2,143,804

Accumulation unit activity
Units outstanding at beginning of year	336,341	217,855	147,596	3,110,137	773,000
Contract purchase payments	16,535	6,710	3,421	108,026	36,031
Net transfers(1)	(3,967)	(1,268)	5,661	(79,109)	(18,430)
Transfers for policy loans	36,065	(6,318)	(3,623)	(11,970)	(3,004)
Policy charges	(7,988)	(7,382)	(3,540)	(134,780)	(31,851)
Contract terminations:
Surrender benefits	(40,264)	(32,411)	(16,741)	(172,264)	(25,844)
Death benefits	—	—	—	(5,750)	—
Units outstanding at end of year	336,722	177,186	132,774	2,814,290	729,902

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT	33

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	Temp Global Bond, Cl 2	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
Operations
Investment income (loss) — net	$(1,103)	$3,904	$3,011	$(71,871)	$(129,000)
Net realized gain (loss) on sales of investments	315	29,286	(853)	604,938	2,104,052
Distributions from capital gains	456	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	986	241,458	3,868	1,752,053	1,186,756
Net increase (decrease) in net assets resulting from operations	654	274,648	6,026	2,285,120	3,161,808

Contract transactions
Contract purchase payments	5,987	116,036	26,383	1,323,233	1,015,700
Net transfers(1)	44,688	(83,845)	65,893	129,344	(931,976)
Transfers for policy loans	(1,084)	(36,692)	767	(174,342)	(88,258)
Policy charges	(2,794)	(84,702)	(1,853)	(340,810)	(427,706)
Contract terminations:
Surrender benefits	—	(138,100)	(2,582)	(275,363)	(1,414,721)
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	46,797	(227,303)	88,608	662,062	(1,846,961)
Net assets at beginning of year	115,118	2,239,667	74,031	12,161,528	18,132,705
Net assets at end of year	$162,569	$2,287,012	$168,665	$15,108,710	$19,447,552

Accumulation unit activity
Units outstanding at beginning of year	120,296	959,239	87,151	8,158,055	11,858,349
Contract purchase payments	5,932	46,608	26,503	857,393	616,876
Net transfers(1)	44,811	(32,029)	66,867	317,207	(196,971)
Transfers for policy loans	(1,090)	(14,095)	775	(103,111)	(61,097)
Policy charges	(2,838)	(33,857)	(1,989)	(212,630)	(264,664)
Contract terminations:
Surrender benefits	—	(56,785)	(2,660)	(168,364)	(909,249)
Death benefits	—	—	—	—	—
Units outstanding at end of year	167,111	869,081	176,647	8,848,550	11,043,244

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

34	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2
Operations
Investment income (loss) — net	$(4,710)	$(6,872)	$(234)	$(425)	$(11,284)
Net realized gain (loss) on sales of investments	10,463	36,377	1,044	6,861	4,340
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	31,080	32,043	1,597	(969)	223,437
Net increase (decrease) in net assets resulting from operations	36,833	61,548	2,407	5,467	216,493

Contract transactions
Contract purchase payments	72,703	57,868	264	3,002	46,904
Net transfers(1)	(21,381)	(33,488)	8,481	(57,211)	7,929
Transfers for policy loans	(31,071)	4,063	14	—	(247)
Policy charges	(52,338)	(58,965)	(891)	(884)	(14,831)
Contract terminations:
Surrender benefits	(915)	(127,836)	(7,676)	(1)	(25)
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	(33,002)	(158,358)	192	(55,094)	39,730
Net assets at beginning of year	558,408	962,404	36,687	62,449	1,291,740
Net assets at end of year	$562,239	$865,594	$39,286	$12,822	$1,547,963

Accumulation unit activity
Units outstanding at beginning of year	455,720	780,830	36,025	62,138	1,303,831
Contract purchase payments	57,695	45,611	225	2,792	42,243
Net transfers(1)	(16,253)	(27,880)	7,874	(52,747)	7,145
Transfers for policy loans	(23,555)	3,134	13	—	(230)
Policy charges	(41,425)	(46,396)	(840)	(832)	(13,622)
Contract terminations:
Surrender benefits	(728)	(98,554)	(7,439)	—	—
Death benefits	—	—	—	—	—
Units outstanding at end of year	431,454	656,745	35,858	11,351	1,339,367

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See	accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT	35

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4
Operations
Investment income (loss) — net	$(2,575)	$(167,250)	$(280,955)	$(191,041)	$(405,901)
Net realized gain (loss) on sales of investments	7,969	725,036	2,067,674	1,008,115	4,606,307
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	87,175	2,308,597	2,843,334	3,475,860	4,170,253
Net increase (decrease) in net assets resulting from operations	92,569	2,866,383	4,630,053	4,292,934	8,370,659

Contract transactions
Contract purchase payments	58,319	1,664,917	2,103,765	2,708,227	3,106,307
Net transfers(1)	241,315	434,399	(750,857)	502,910	(272,792)
Transfers for policy loans	487	(27,582)	(186,332)	(419,959)	(398,487)
Policy charges	(28,623)	(804,278)	(1,658,761)	(848,203)	(1,486,053)
Contract terminations:
Surrender benefits	(21,711)	(1,480,529)	(1,714,407)	(2,232,340)	(2,174,628)
Death benefits	—	—	(44,478)	—	—
Increase (decrease) from contract transactions	249,787	(213,073)	(2,251,070)	(289,365)	(1,225,653)
Net assets at beginning of year	622,405	23,294,652	38,287,218	28,055,184	54,692,486
Net assets at end of year	$964,761	$25,947,962	$40,666,201	$32,058,753	$61,837,492

Accumulation unit activity
Units outstanding at beginning of year	614,930	16,811,757	27,470,821	19,492,655	37,017,268
Contract purchase payments	53,364	1,140,051	1,425,067	1,793,293	1,967,940
Net transfers(1)	213,358	369,442	(446,910)	477,531	162,122
Transfers for policy loans	436	(18,078)	(128,005)	(272,066)	(261,220)
Policy charges	(26,349)	(548,116)	(1,117,958)	(553,889)	(932,052)
Contract terminations:
Surrender benefits	(20,299)	(991,743)	(1,126,100)	(1,458,261)	(1,366,139)
Death benefits	—	—	(28,829)	—	—
Units outstanding at end of year	835,440	16,763,313	26,048,086	19,479,263	36,587,919

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

36	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Sm Cap Val, Cl 3	Wanger Intl	Wanger USA
Operations
Investment income (loss) — net	$(18,370)	$(34,887)	$(4,252)	$28,224	$(35,809)
Net realized gain (loss) on sales of investments	134,163	499,609	74,840	(21,562)	(176,299)
Distributions from capital gains	—	—	—	36,482	956,352
Net change in unrealized appreciation or depreciation of investments	113,744	(39,215)	(29,971)	1,317,648	295,514
Net increase (decrease) in net assets resulting from operations	229,537	425,507	40,617	1,360,792	1,039,758

Contract transactions
Contract purchase payments	186,507	463,190	30,104	245,290	240,932
Net transfers(1)	(312,310)	(279,198)	(25,328)	(102,154)	(185,200)
Transfers for policy loans	(90,213)	(16,374)	(56,691)	(52,243)	(90,422)
Policy charges	(156,887)	(376,563)	(16,156)	(144,779)	(187,069)
Contract terminations:
Surrender benefits	(97,850)	(547,014)	(24,884)	(298,088)	(337,101)
Death benefits	—	—	(2,687)	(12,223)	(8,894)
Increase (decrease) from contract transactions	(470,753)	(755,959)	(95,642)	(364,197)	(567,754)
Net assets at beginning of year	2,624,113	5,049,857	731,112	4,345,709	5,750,536
Net assets at end of year	$2,382,897	$4,719,405	$676,087	$5,342,304	$6,222,540

Accumulation unit activity
Units outstanding at beginning of year	1,992,647	3,865,431	255,986	2,002,372	1,931,501
Contract purchase payments	137,950	338,975	10,744	103,423	77,472
Net transfers(1)	(220,022)	(236,565)	1,106	147,337	56,030
Transfers for policy loans	(62,675)	(12,018)	(21,659)	(23,580)	(26,403)
Policy charges	(114,560)	(274,004)	(5,960)	(59,600)	(60,935)
Contract terminations:
Surrender benefits	(70,328)	(407,012)	(10,582)	(139,018)	(106,492)
Death benefits	—	—	(874)	(4,570)	(2,492)
Units outstanding at end of year	1,663,012	3,274,807	228,761	2,026,364	1,868,681

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT	37

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
Operations
Investment income (loss) — net	$25,067	$1,134	$(4,519)
Net realized gain (loss) on sales of investments	11,133	76,996	21,451
Distributions from capital gains	—	88,600	25,200
Net change in unrealized appreciation or depreciation of investments	208,826	27,804	149,156
Net increase (decrease) in net assets resulting from operations	245,026	194,534	191,288

Contract transactions
Contract purchase payments	54,495	67,242	38,153
Net transfers(1)	12,701	3,579	(5,428)
Transfers for policy loans	485	(3,515)	(223)
Policy charges	(30,505)	(28,512)	(21,980)
Contract terminations:
Surrender benefits	(88,837)	(95,629)	(69,720)
Death benefits	—	(2,905)	—
Increase (decrease) from contract transactions	(51,661)	(59,740)	(59,198)
Net assets at beginning of year	1,061,344	1,008,454	783,986
Net assets at end of year	$1,254,709	$1,143,248	$916,076

Accumulation unit activity
Units outstanding at beginning of year	637,860	372,963	355,323
Contract purchase payments	29,451	26,616	14,617
Net transfers(1)	6,801	22,254	11,104
Transfers for policy loans	315	(1,438)	(130)
Policy charges	(16,145)	(10,463)	(8,061)
Contract terminations:
Surrender benefits	(45,796)	(36,449)	(29,301)
Death benefits	—	(815)	—
Units outstanding at end of year	612,486	372,668	343,552

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

38	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	ALPS Alerian Engy Infr, Class III
Operations
Investment income (loss) — net	$1	$4,933	$14,084	$(1,955)	$6,385
Net realized gain (loss) on sales of investments	—	91,828	(62,600)	5,740	(11,593)
Distributions from capital gains	—	142,159	—	31,834	—
Net change in unrealized appreciation or depreciation of investments	11	(13,554)	863	(31,374)	126,500
Net increase (decrease) in net assets resulting from operations	12	225,366	(47,653)	4,245	121,292

Contract transactions
Contract purchase payments	—	99,039	243,839	22,295	24,156
Net transfers(1)	(1)	(36,445)	(123,910)	(19,395)	118,555
Transfers for policy loans	—	(6,477)	4,098	365	12,120
Policy charges	—	(52,252)	(108,878)	(10,829)	(7,532)
Contract terminations:
Surrender benefits	—	(312,485)	(136,206)	(26,656)	(13,591)
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	(1)	(308,620)	(121,057)	(34,220)	133,708
Net assets at beginning of year	372	2,361,082	3,229,278	311,488	227,353
Net assets at end of year	$383	$2,277,828	$3,060,568	$281,513	$482,353

Accumulation unit activity
Units outstanding at beginning of year	—	1,232,318	2,088,647	154,778	373,471
Contract purchase payments	—	47,616	161,995	10,893	32,805
Net transfers(1)	—	(18,357)	(77,388)	(14,284)	171,390
Transfers for policy loans	—	(1,711)	3,010	110	18,828
Policy charges	—	(25,789)	(74,821)	(5,516)	(10,041)
Contract terminations:
Surrender benefits	—	(135,571)	(89,493)	(9,775)	(18,038)
Death benefits	—	—	—	—	—
Units outstanding at end of year	—	1,098,506	2,011,950	136,206	568,415

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT	39

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	AC VP Intl, Cl I	AC VP Val, Cl I	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3
Operations
Investment income (loss) — net	$2,555	$38,470	$1,864	$4,113	$(133,673)
Net realized gain (loss) on sales of investments	17,235	137,595	(25,319)	5,387	585,512
Distributions from capital gains	—	—	—	10,487	—
Net change in unrealized appreciation or depreciation of investments	(65,477)	515,194	54,660	6,523	387,561
Net increase (decrease) in net assets resulting from operations	(45,687)	691,259	31,205	26,510	839,400

Contract transactions
Contract purchase payments	27,974	162,921	216,708	22,539	886,204
Net transfers(1)	(59,425)	(196,626)	(400,424)	(27,680)	742,152
Transfers for policy loans	(411)	(13,912)	(5,762)	(766)	114,614
Policy charges	(22,676)	(144,993)	(12,469)	(36,785)	(1,076,194)
Contract terminations:
Surrender benefits	(24,457)	(97,253)	(5,378)	(14,785)	(956,915)
Death benefits	—	(3,621)	—	—	(14,148)
Increase (decrease) from contract transactions	(78,995)	(293,484)	(207,325)	(57,477)	(304,287)
Net assets at beginning of year	791,646	3,740,279	523,193	409,231	15,448,468
Net assets at end of year	$666,964	$4,138,054	$347,073	$378,264	$15,983,581

Accumulation unit activity
Units outstanding at beginning of year	544,641	1,469,427	504,816	252,830	9,546,339
Contract purchase payments	19,289	60,658	194,773	13,361	534,839
Net transfers(1)	(44,266)	(72,788)	(339,973)	(19,478)	377,373
Transfers for policy loans	2,020	(4,459)	(5,988)	(682)	64,226
Policy charges	(15,387)	(53,449)	(11,489)	(23,842)	(657,387)
Contract terminations:
Surrender benefits	(17,074)	(36,900)	(5,339)	(6,912)	(587,058)
Death benefits	—	(1,481)	—	—	(8,555)
Units outstanding at end of year	489,223	1,361,008	336,800	215,277	9,269,777

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

40	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 3	Col VP Govt Money Mkt, Cl 3
Operations
Investment income (loss) — net	$(194,351)	$(78,979)	$(14,218)	$(12,148)	$(19,302)
Net realized gain (loss) on sales of investments	1,140,283	655,475	(28,821)	(58,561)	58
Distributions from capital gains	—	—	—	49,520	—
Net change in unrealized appreciation or depreciation of investments	617,292	789,667	149,777	(10,659)	(57)
Net increase (decrease) in net assets resulting from operations	1,563,224	1,366,163	106,738	(31,848)	(19,301)

Contract transactions
Contract purchase payments	1,263,187	629,963	193,157	107,000	271,507
Net transfers(1)	(792,879)	(684,207)	(133,578)	(18,018)	460,515
Transfers for policy loans	48,319	(35,128)	2,678	(8,475)	4,575
Policy charges	(1,490,176)	(477,521)	(92,582)	(75,212)	(281,909)
Contract terminations:
Surrender benefits	(1,244,735)	(509,215)	(114,476)	(71,064)	(310,888)
Death benefits	(38,584)	(3,288)	—	—	(12,634)
Increase (decrease) from contract transactions	(2,254,868)	(1,079,396)	(144,801)	(65,769)	131,166
Net assets at beginning of year	24,112,862	11,355,898	2,386,771	1,823,968	2,906,262
Net assets at end of year	$23,421,218	$11,642,665	$2,348,708	$1,726,351	$3,018,127

Accumulation unit activity
Units outstanding at beginning of year	17,119,380	5,164,529	1,125,013	1,357,778	2,865,170
Contract purchase payments	902,839	267,191	85,757	79,293	267,565
Net transfers(1)	(540,784)	(212,366)	(21,307)	18,175	447,757
Transfers for policy loans	49,778	(14,125)	6,673	(7,158)	5,192
Policy charges	(1,096,535)	(205,002)	(41,563)	(52,652)	(276,375)
Contract terminations:
Surrender benefits	(831,131)	(212,386)	(52,992)	(48,591)	(299,262)
Death benefits	(25,387)	(1,332)	—	—	(12,610)
Units outstanding at end of year	15,578,160	4,786,509	1,101,581	1,346,845	2,997,437

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT	41

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3
Operations
Investment income (loss) — net	$160,893	$105,510	$77,203	$(14,990)	$(42,652)
Net realized gain (loss) on sales of investments	(16,381)	(31,267)	(16,642)	129,226	482,766
Distributions from capital gains	—	47,721	4,858	—	—
Net change in unrealized appreciation or depreciation of investments	167,149	(38,295)	227,295	(108,532)	255,334
Net increase (decrease) in net assets resulting from operations	311,661	83,669	292,714	5,704	695,448

Contract transactions
Contract purchase payments	137,279	36,762	414,767	118,236	363,545
Net transfers(1)	5,969	368,950	385,330	(48,228)	1,042,780
Transfers for policy loans	(28,507)	570	(18,859)	(7,375)	(95,393)
Policy charges	(110,073)	(28,154)	(443,044)	(76,679)	(176,407)
Contract terminations:
Surrender benefits	(163,441)	(35,679)	(377,872)	(109,760)	(351,679)
Death benefits	(1,338)	—	(3,907)	—	(25,044)
Increase (decrease) from contract transactions	(160,111)	342,449	(43,585)	(123,806)	757,802
Net assets at beginning of year	2,978,339	744,555	7,662,689	2,268,466	6,423,945
Net assets at end of year	$3,129,889	$1,170,673	$7,911,818	$2,150,364	$7,877,195

Accumulation unit activity
Units outstanding at beginning of year	1,582,766	434,272	5,055,349	1,590,696	3,491,432
Contract purchase payments	64,956	19,851	256,697	87,317	187,114
Net transfers(1)	6,879	221,090	279,848	(82,597)	556,259
Transfers for policy loans	(14,048)	212	(12,289)	(7,539)	(37,366)
Policy charges	(51,354)	(15,987)	(273,743)	(58,655)	(91,270)
Contract terminations:
Surrender benefits	(80,613)	(19,160)	(231,384)	(77,985)	(187,392)
Death benefits	(598)	—	(2,688)	—	(9,254)
Units outstanding at end of year	1,507,988	640,278	5,071,790	1,451,237	3,909,523

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

42	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Col VP Limited Duration Cr, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 3
Operations
Investment income (loss) — net	$10,457	$(3,227)	$(4,683)	$35,517	$(2,582)
Net realized gain (loss) on sales of investments	(813)	12,556	22,704	162,147	9,791
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	5,446	(2,022)	60,820	(630,585)	66,424
Net increase (decrease) in net assets resulting from operations	15,090	7,307	78,841	(432,921)	73,633

Contract transactions
Contract purchase payments	39,381	38,582	46,641	350,438	31,394
Net transfers(1)	53,614	35,854	31,719	(266,478)	(8,487)
Transfers for policy loans	(638)	(4,384)	(4,948)	14,499	(2,491)
Policy charges	(4,747)	(18,428)	(21,749)	(349,993)	(11,254)
Contract terminations:
Surrender benefits	(5,278)	(18,335)	(18,890)	(275,977)	(16,055)
Death benefits	—	—	—	(865)	—
Increase (decrease) from contract transactions	82,332	33,289	32,773	(528,376)	(6,893)
Net assets at beginning of year	281,182	533,200	596,828	6,304,045	392,742
Net assets at end of year	$378,604	$573,796	$708,442	$5,342,748	$459,482

Accumulation unit activity
Units outstanding at beginning of year	302,219	216,899	350,157	6,184,230	198,424
Contract purchase payments	38,283	15,873	26,846	365,625	19,543
Net transfers(1)	60,312	29,867	14,324	(297,624)	(7,357)
Transfers for policy loans	(663)	(1,271)	(2,260)	18,333	(597)
Policy charges	(4,981)	(7,771)	(12,528)	(376,147)	(6,028)
Contract terminations:
Surrender benefits	(5,652)	(6,642)	(7,589)	(295,714)	(8,161)
Death benefits	—	—	—	(960)	—
Units outstanding at end of year	389,518	246,955	368,950	5,597,743	195,824

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT	43

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP MFS Blend Res Core Eq, Cl 3
Operations
Investment income (loss) — net	$(6,468)	$35,968	$(2,469)	$(5,658)	$(2,929)
Net realized gain (loss) on sales of investments	42,614	4,144	(48,779)	(33,632)	18,369
Distributions from capital gains	—	12,569	—	—	—
Net change in unrealized appreciation or depreciation of investments	87,124	(19,574)	87,965	93,869	16,701
Net increase (decrease) in net assets resulting from operations	123,270	33,107	36,717	54,579	32,141

Contract transactions
Contract purchase payments	74,444	93,663	32,725	41,434	22,318
Net transfers(1)	(57,325)	9,434	(23,748)	46,559	(17,334)
Transfers for policy loans	9,819	(5,931)	347	710	241
Policy charges	(38,548)	(93,065)	(11,247)	(30,007)	(9,478)
Contract terminations:
Surrender benefits	(57,347)	(102,877)	(17,035)	(15,263)	(2,378)
Death benefits	—	(1,274)	—	—	—
Increase (decrease) from contract transactions	(68,957)	(100,050)	(18,958)	43,433	(6,631)
Net assets at beginning of year	1,097,876	1,705,204	323,666	706,248	364,481
Net assets at end of year	$1,152,189	$1,638,261	$341,425	$804,260	$389,991

Accumulation unit activity
Units outstanding at beginning of year	418,782	1,431,364	625,626	537,965	267,933
Contract purchase payments	27,674	76,954	64,173	29,646	15,562
Net transfers(1)	(29,087)	15,203	(45,493)	40,675	(24,493)
Transfers for policy loans	2,632	(4,840)	859	265	(305)
Policy charges	(14,538)	(75,232)	(20,406)	(21,781)	(6,735)
Contract terminations:
Surrender benefits	(22,152)	(84,359)	(29,090)	(10,678)	(1,553)
Death benefits	—	(1,106)	—	—	—
Units outstanding at end of year	383,311	1,357,984	595,669	576,092	250,409

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

44	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	CTIVP Vty Sycamore Estb Val, Cl 3	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl
Operations
Investment income (loss) — net	$(1,906)	$2,423	$26,675	$(5,364)	$34,798
Net realized gain (loss) on sales of investments	7,306	(3,387)	(11,232)	72,196	113,628
Distributions from capital gains	—	—	—	326,863	233,304
Net change in unrealized appreciation or depreciation of investments	41,504	8,176	59,980	(137,681)	137,496
Net increase (decrease) in net assets resulting from operations	46,904	7,212	75,423	256,014	519,226

Contract transactions
Contract purchase payments	16,205	21,792	39,245	212,757	179,355
Net transfers(1)	121,535	(37,578)	(318)	(454,247)	(251,278)
Transfers for policy loans	1,465	(2,384)	(11,879)	(29,100)	(45,389)
Policy charges	(4,943)	(7,135)	(29,126)	(112,597)	(164,168)
Contract terminations:
Surrender benefits	(19,724)	(8,448)	(15,947)	(180,053)	(217,021)
Death benefits	—	—	—	—	(7,973)
Increase (decrease) from contract transactions	114,538	(33,753)	(18,025)	(563,240)	(506,474)
Net assets at beginning of year	188,730	148,654	1,032,334	4,109,689	3,899,690
Net assets at end of year	$350,172	$122,113	$1,089,732	$3,802,463	$3,912,442

Accumulation unit activity
Units outstanding at beginning of year	89,536	159,298	781,360	2,431,120	1,849,765
Contract purchase payments	7,486	21,917	29,661	129,138	83,470
Net transfers(1)	53,878	(40,269)	(9,663)	(257,554)	(129,042)
Transfers for policy loans	371	(2,173)	(9,933)	(12,745)	(20,240)
Policy charges	(2,280)	(7,283)	(21,089)	(67,480)	(79,284)
Contract terminations:
Surrender benefits	(6,556)	(8,928)	(10,551)	(102,014)	(98,216)
Death benefits	—	—	—	—	(3,037)
Units outstanding at end of year	142,435	122,562	759,785	2,120,465	1,603,416

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT	45

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Fid VIP Mid Cap, Serv Cl	Fid VIP Overseas, Serv Cl	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2
Operations
Investment income (loss) — net	$(17,083)	$8,138	$14,657	$4,385	$21,307
Net realized gain (loss) on sales of investments	21,468	9,037	(7,358)	(686)	13,934
Distributions from capital gains	372,313	2,142	—	—	135,871
Net change in unrealized appreciation or depreciation of investments	240,277	(92,787)	(9,890)	10,026	66,681
Net increase (decrease) in net assets resulting from operations	616,975	(73,470)	(2,591)	13,725	237,793

Contract transactions
Contract purchase payments	224,457	71,892	143,640	7,979	114,048
Net transfers(1)	(459,183)	7,482	(45,670)	44,761	(223,183)
Transfers for policy loans	(55,606)	(17,324)	10,081	794	(10,394)
Policy charges	(232,290)	(47,074)	(95,123)	(3,837)	(40,143)
Contract terminations:
Surrender benefits	(312,587)	(53,233)	(163,148)	—	(95,383)
Death benefits	(8,724)	(2,487)	(662)	—	—
Increase (decrease) from contract transactions	(843,933)	(40,744)	(150,882)	49,697	(255,055)
Net assets at beginning of year	6,143,099	1,329,061	2,561,936	85,638	1,729,115
Net assets at end of year	$5,916,141	$1,214,847	$2,408,463	$149,060	$1,711,853

Accumulation unit activity
Units outstanding at beginning of year	2,036,844	829,264	1,194,623	96,617	899,109
Contract purchase payments	73,924	46,694	65,364	8,403	56,603
Net transfers(1)	(142,325)	9,844	(22,731)	46,954	(111,630)
Transfers for policy loans	(19,580)	(10,255)	8,556	849	(4,700)
Policy charges	(74,654)	(31,932)	(42,424)	(4,128)	(20,503)
Contract terminations:
Surrender benefits	(106,010)	(35,480)	(70,562)	—	(44,253)
Death benefits	(3,332)	(1,771)	(277)	—	—
Units outstanding at end of year	1,764,867	806,364	1,132,549	148,695	774,626

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

46	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst
Operations
Investment income (loss) — net	$4,058	$38,888	$29	$1,927	$15,810
Net realized gain (loss) on sales of investments	(6,784)	(55,909)	(1,232)	752	42,601
Distributions from capital gains	333,289	3,116	—	10,796	80,799
Net change in unrealized appreciation or depreciation of investments	256,600	702,693	1,143	67,075	86,723
Net increase (decrease) in net assets resulting from operations	587,163	688,788	(60)	80,550	225,933

Contract transactions
Contract purchase payments	113,735	279,387	2,142	16,647	105,054
Net transfers(1)	(155,915)	(336,529)	23,531	(15,023)	(46,441)
Transfers for policy loans	(10,376)	(29,239)	(581)	(11,590)	(56,058)
Policy charges	(70,106)	(176,922)	(646)	(13,342)	(80,972)
Contract terminations:
Surrender benefits	(76,173)	(285,536)	—	(12,001)	(72,919)
Death benefits	—	(1,444)	—	—	—
Increase (decrease) from contract transactions	(198,835)	(550,283)	24,446	(35,309)	(151,336)
Net assets at beginning of year	2,134,099	5,805,178	31,761	377,932	2,300,491
Net assets at end of year	$2,522,427	$5,943,683	$56,147	$423,173	$2,375,088

Accumulation unit activity
Units outstanding at beginning of year	850,482	2,084,911	34,537	146,505	1,109,275
Contract purchase payments	39,962	98,280	2,379	6,103	50,740
Net transfers(1)	(35,369)	(58,671)	25,925	(6,134)	(31,355)
Transfers for policy loans	(3,386)	(10,706)	(633)	(4,001)	(32,742)
Policy charges	(24,727)	(64,347)	(719)	(4,902)	(39,586)
Contract terminations:
Surrender benefits	(27,156)	(94,014)	—	(4,491)	(22,951)
Death benefits	—	(554)	—	—	—
Units outstanding at end of year	799,806	1,954,899	61,489	133,080	1,033,381

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT	47

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Invesco VI Am Fran, Ser I	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I
Operations
Investment income (loss) — net	$(2,969)	$(431)	$1,257	$(11,000)	$7,215
Net realized gain (loss) on sales of investments	19,266	(3,554)	11,312	282,353	14,679
Distributions from capital gains	40,747	—	20,142	680,971	—
Net change in unrealized appreciation or depreciation of investments	(54,869)	14,363	5,700	(53,095)	103,203
Net increase (decrease) in net assets resulting from operations	2,175	10,378	38,411	899,229	125,097

Contract transactions
Contract purchase payments	18,289	11,606	9,735	505,012	43,524
Net transfers(1)	(34,303)	38,940	(52,032)	(407,640)	420,737
Transfers for policy loans	2,116	(7,410)	(2,134)	2,407	81,671
Policy charges	(18,792)	(1,088)	(7,104)	(544,802)	(23,612)
Contract terminations:
Surrender benefits	(37,968)	—	(6,070)	(589,584)	(15,621)
Death benefits	—	—	—	(19,834)	—
Increase (decrease) from contract transactions	(70,658)	42,048	(57,605)	(1,054,441)	506,699
Net assets at beginning of year	530,908	97,879	294,394	10,319,391	649,145
Net assets at end of year	$462,425	$150,305	$275,200	$10,164,179	$1,280,941

Accumulation unit activity
Units outstanding at beginning of year	349,228	100,653	199,337	3,930,004	406,877
Contract purchase payments	12,367	11,423	6,733	185,015	25,680
Net transfers(1)	(23,667)	37,353	(41,528)	(162,842)	250,558
Transfers for policy loans	1,428	(7,328)	(776)	451	48,258
Policy charges	(12,750)	(1,021)	(4,550)	(197,974)	(13,968)
Contract terminations:
Surrender benefits	(27,194)	—	(2,847)	(217,756)	(9,410)
Death benefits	—	—	—	(7,025)	—
Units outstanding at end of year	299,412	141,080	156,369	3,529,873	707,995

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

48	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Henderson Enterprise, Serv
Operations
Investment income (loss) — net	$5,806	$(3,629)	$(2,852)	$1,816	$(2,915)
Net realized gain (loss) on sales of investments	9,390	14,426	594	(68,038)	25,411
Distributions from capital gains	—	66,834	16,923	—	42,417
Net change in unrealized appreciation or depreciation of investments	(32,088)	(69,730)	(22,336)	63,870	(7,502)
Net increase (decrease) in net assets resulting from operations	(16,892)	7,901	(7,671)	(2,352)	57,411

Contract transactions
Contract purchase payments	58,216	27,391	29,849	176,331	15,679
Net transfers(1)	53,798	178,669	(8,227)	(354,372)	(22,601)
Transfers for policy loans	(2,693)	12,621	4,007	4,470	(16,871)
Policy charges	(31,461)	(17,600)	(18,079)	(6,946)	(17,749)
Contract terminations:
Surrender benefits	(33,750)	(9,459)	(11,636)	(11,155)	(18,481)
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	44,110	191,622	(4,086)	(191,672)	(60,023)
Net assets at beginning of year	1,159,547	441,989	407,125	279,493	534,762
Net assets at end of year	$1,186,765	$641,512	$395,368	$85,469	$532,150

Accumulation unit activity
Units outstanding at beginning of year	859,771	309,388	177,388	304,667	225,856
Contract purchase payments	42,864	19,773	13,764	196,004	6,124
Net transfers(1)	48,492	132,389	(7,532)	(385,370)	(12,473)
Transfers for policy loans	(2,827)	8,986	1,615	4,812	(4,337)
Policy charges	(23,822)	(12,621)	(8,052)	(7,614)	(8,316)
Contract terminations:
Surrender benefits	(28,349)	(6,430)	(4,965)	(13,431)	(12,406)
Death benefits	—	—	—	—	—
Units outstanding at end of year	896,129	451,485	172,218	99,068	194,448

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT	49

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Janus Henderson Global Tech, Serv	Janus Henderson Overseas, Serv	Janus Henderson Res, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl
Operations
Investment income (loss) — net	$(6,490)	$77,785	$(1,920)	$(384)	$(4,790)
Net realized gain (loss) on sales of investments	55,281	(252,718)	10,736	(378)	(16,243)
Distributions from capital gains	39,869	62,464	29,697	227	220,863
Net change in unrealized appreciation or depreciation of investments	47,117	(58,276)	(40,623)	2,149	(106,750)
Net increase (decrease) in net assets resulting from operations	135,777	(170,745)	(2,110)	1,614	93,080

Contract transactions
Contract purchase payments	58,197	123,674	20,457	3,864	70,790
Net transfers(1)	(105,223)	(158,682)	(52,468)	20,520	75,524
Transfers for policy loans	(16,053)	8,738	2,987	(509)	(7,562)
Policy charges	(41,380)	(71,971)	(20,606)	(3,414)	(62,943)
Contract terminations:
Surrender benefits	(44,914)	(131,962)	(19,534)	(5,172)	(60,074)
Death benefits	(6,485)	(877)	—	—	(423)
Increase (decrease) from contract transactions	(155,858)	(231,080)	(69,164)	15,289	15,312
Net assets at beginning of year	1,152,951	2,282,613	506,500	52,611	1,823,612
Net assets at end of year	$1,132,870	$1,880,788	$435,226	$69,514	$1,932,004

Accumulation unit activity
Units outstanding at beginning of year	767,932	1,624,674	297,585	53,439	1,862,917
Contract purchase payments	39,148	95,744	12,703	3,976	70,491
Net transfers(1)	(79,018)	(118,693)	(33,268)	20,693	73,140
Transfers for policy loans	(14,935)	7,520	1,711	(513)	(7,391)
Policy charges	(28,661)	(55,293)	(12,724)	(3,448)	(62,423)
Contract terminations:
Surrender benefits	(16,187)	(91,109)	(10,798)	(5,124)	(59,681)
Death benefits	(1,968)	(605)	—	—	(420)
Units outstanding at end of year	666,311	1,462,238	255,209	69,023	1,876,633

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

50	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II	MS VIF Mid Cap Gro, Cl II	NB AMT US Eq Index PW Strat, Cl S
Operations
Investment income (loss) — net	$(9,393)	$43,267	$2,653	$(1,584)	$(30)
Net realized gain (loss) on sales of investments	(19,761)	(17,790)	15,041	(7,942)	80
Distributions from capital gains	67,645	33,857	—	10,128	46
Net change in unrealized appreciation or depreciation of investments	71,159	85,314	(8,853)	(21,797)	237
Net increase (decrease) in net assets resulting from operations	109,650	144,648	8,841	(21,195)	333

Contract transactions
Contract purchase payments	75,295	116,517	22,607	18,323	872
Net transfers(1)	(55,221)	(5,900)	(38,803)	(15,032)	7,058
Transfers for policy loans	4,308	(37,964)	(17,713)	524	—
Policy charges	(46,248)	(85,435)	(12,933)	(9,593)	(155)
Contract terminations:
Surrender benefits	(106,103)	(104,242)	(52,954)	(1,947)	—
Death benefits	(8,273)	—	—	—	—
Increase (decrease) from contract transactions	(136,242)	(117,024)	(99,796)	(7,725)	7,775
Net assets at beginning of year	1,461,599	1,394,509	476,270	226,821	591
Net assets at end of year	$1,435,007	$1,422,133	$385,315	$197,901	$8,699

Accumulation unit activity
Units outstanding at beginning of year	691,599	580,641	412,396	136,943	255
Contract purchase payments	36,124	45,414	19,396	12,960	944
Net transfers(1)	(32,034)	3,056	(43,061)	(10,748)	7,986
Transfers for policy loans	1,245	(14,933)	(13,723)	205	—
Policy charges	(20,985)	(29,992)	(11,136)	(6,167)	(167)
Contract terminations:
Surrender benefits	(50,677)	(35,118)	(45,846)	(908)	—
Death benefits	(2,652)	—	—	—	—
Units outstanding at end of year	622,620	549,068	318,026	132,285	9,018

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT	51

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Tot Return, Advisor Cl
Operations
Investment income (loss) — net	$633	$80,749	$(4,633)	$17,296	$1,936
Net realized gain (loss) on sales of investments	(3,597)	(25,291)	(8,162)	(34,747)	(559)
Distributions from capital gains	67,900	—	37,380	—	—
Net change in unrealized appreciation or depreciation of investments	(68,462)	56,566	138,181	141,015	(349)
Net increase (decrease) in net assets resulting from operations	(3,526)	112,024	162,766	123,564	1,028

Contract transactions
Contract purchase payments	80,143	87,333	68,907	142,826	2,026
Net transfers(1)	68,650	(95,343)	110,539	(250,656)	113,858
Transfers for policy loans	(1,926)	(10,106)	(5,796)	7,479	(32)
Policy charges	(18,680)	(70,004)	(42,654)	(52,829)	(4,314)
Contract terminations:
Surrender benefits	(44,254)	(57,007)	(29,321)	(51,726)	(3,941)
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	83,933	(145,127)	101,675	(204,906)	107,597
Net assets at beginning of year	994,203	2,127,056	903,495	1,098,682	23,686
Net assets at end of year	$1,074,610	$2,093,953	$1,167,936	$1,017,340	$132,311

Accumulation unit activity
Units outstanding at beginning of year	587,602	1,517,968	514,043	879,817	15,390
Contract purchase payments	54,189	59,848	39,362	108,765	1,931
Net transfers(1)	33,385	(67,353)	73,195	(191,877)	110,702
Transfers for policy loans	(225)	(6,681)	(2,251)	5,825	(32)
Policy charges	(12,523)	(48,444)	(24,864)	(39,207)	(4,129)
Contract terminations:
Surrender benefits	(23,271)	(38,741)	(15,622)	(37,988)	(3,857)
Death benefits	—	—	—	—	—
Units outstanding at end of year	639,157	1,416,597	583,863	725,335	120,005

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

52	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB	Put VT Intl Eq, Cl IB	Put VT Sus Leaders, Cl IA	Royce Micro-Cap, Invest Cl
Operations
Investment income (loss) — net	$(6,510)	$27,642	$6,755	$6,700	$205
Net realized gain (loss) on sales of investments	(2,492)	(5,019)	(5,791)	268,164	(32,534)
Distributions from capital gains	113,781	—	—	752,776	—
Net change in unrealized appreciation or depreciation of investments	(231,038)	46,134	(9,655)	(459,178)	380,073
Net increase (decrease) in net assets resulting from operations	(126,259)	68,757	(8,691)	568,462	347,744

Contract transactions
Contract purchase payments	51,481	19,236	7,717	356,097	108,387
Net transfers(1)	(59,297)	(1,139)	14,185	18,332	(67,469)
Transfers for policy loans	7,291	(7,313)	(5,465)	(7,008)	(10,982)
Policy charges	(28,149)	(19,441)	(6,018)	(403,574)	(99,241)
Contract terminations:
Surrender benefits	(53,217)	(7,163)	(22,478)	(576,533)	(88,669)
Death benefits	—	—	—	(1,074)	—
Increase (decrease) from contract transactions	(81,891)	(15,820)	(12,059)	(613,760)	(157,974)
Net assets at beginning of year	1,076,562	472,592	259,972	8,249,118	1,992,748
Net assets at end of year	$868,412	$525,529	$239,222	$8,203,820	$2,182,518

Accumulation unit activity
Units outstanding at beginning of year	373,289	224,625	157,618	3,360,620	838,821
Contract purchase payments	19,674	8,532	4,710	145,031	45,746
Net transfers(1)	(29,372)	(483)	7,847	(1,969)	(27,723)
Transfers for policy loans	2,547	(3,266)	(3,068)	(2,676)	(4,337)
Policy charges	(10,393)	(8,528)	(3,682)	(164,062)	(39,829)
Contract terminations:
Surrender benefits	(19,404)	(3,025)	(15,829)	(226,345)	(39,678)
Death benefits	—	—	—	(462)	—
Units outstanding at end of year	336,341	217,855	147,596	3,110,137	773,000

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT	53

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Temp Global Bond, Cl 2	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
Operations
Investment income (loss) — net	$(770)	$2,671	$(318)	$(68,094)	$(128,301)
Net realized gain (loss) on sales of investments	(2,831)	(39,998)	4,867	260,666	461,374
Distributions from capital gains	100	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	6,775	270,680	1,030	393,237	586,033
Net increase (decrease) in net assets resulting from operations	3,274	233,353	5,579	585,809	919,106

Contract transactions
Contract purchase payments	3,622	131,985	3,996	1,325,357	1,029,252
Net transfers(1)	52,228	(264,215)	49,304	225,000	(434,448)
Transfers for policy loans	(73)	(2,451)	4,562	(201,881)	(136,969)
Policy charges	(1,571)	(87,342)	(1,653)	(307,167)	(453,296)
Contract terminations:
Surrender benefits	(2,997)	(141,244)	—	(230,203)	(493,191)
Death benefits	—	(1,010)	—	—	—
Increase (decrease) from contract transactions	51,209	(364,277)	56,209	811,106	(488,652)
Net assets at beginning of year	60,635	2,370,591	12,243	10,764,613	17,702,251
Net assets at end of year	$115,118	$2,239,667	$74,031	$12,161,528	$18,132,705

Accumulation unit activity
Units outstanding at beginning of year	64,206	1,127,802	20,672	7,413,105	12,136,136
Contract purchase payments	3,927	62,185	4,082	959,957	705,551
Net transfers(1)	57,202	(121,157)	57,915	288,744	(244,764)
Transfers for policy loans	(79)	(1,074)	6,152	(132,662)	(90,486)
Policy charges	(1,703)	(40,742)	(1,670)	(216,697)	(314,592)
Contract terminations:
Surrender benefits	(3,257)	(67,268)	—	(154,392)	(333,496)
Death benefits	—	(507)	—	—	—
Units outstanding at end of year	120,296	959,239	87,151	8,158,055	11,858,349

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

54	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2
Operations
Investment income (loss) — net	$(4,621)	$(6,598)	$(246)	$(434)	$(10,424)
Net realized gain (loss) on sales of investments	11,906	23,797	1,433	(852)	(3,557)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	8,508	10,592	474	3,395	43,811
Net increase (decrease) in net assets resulting from operations	15,793	27,791	1,661	2,109	29,830

Contract transactions
Contract purchase payments	59,239	71,830	234	3,329	44,691
Net transfers(1)	110,429	153,081	33,806	47,345	(41,582)
Transfers for policy loans	(27,859)	(5,581)	8	—	(300)
Policy charges	(48,349)	(60,888)	(245)	(823)	(13,034)
Contract terminations:
Surrender benefits	(91,022)	(53,252)	(28,309)	(19,646)	(45,484)
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	2,438	105,190	5,494	30,205	(55,709)
Net assets at beginning of year	540,177	829,423	29,532	30,135	1,317,619
Net assets at end of year	$558,408	$962,404	$36,687	$62,449	$1,291,740

Accumulation unit activity
Units outstanding at beginning of year	452,375	692,918	29,783	30,623	1,364,229
Contract purchase payments	48,299	58,802	232	3,332	45,861
Net transfers(1)	88,465	126,469	34,042	49,155	(45,549)
Transfers for policy loans	(22,001)	(4,662)	8	—	(307)
Policy charges	(39,618)	(49,919)	(242)	(825)	(13,436)
Contract terminations:
Surrender benefits	(71,800)	(42,778)	(27,798)	(20,147)	(46,967)
Death benefits	—	—	—	—	—
Units outstanding at end of year	455,720	780,830	36,025	62,138	1,303,831

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT	55

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4
Operations
Investment income (loss) — net	$(2,400)	$(160,893)	$(279,807)	$(183,877)	$(397,921)
Net realized gain (loss) on sales of investments	(2,608)	416,639	964,744	555,115	1,575,638
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	21,705	611,558	753,189	865,520	1,251,491
Net increase (decrease) in net assets resulting from operations	16,697	867,304	1,438,126	1,236,758	2,429,208

Contract transactions
Contract purchase payments	55,203	1,929,238	2,167,238	3,146,929	3,425,744
Net transfers(1)	37,944	(792,111)	242,000	(110,529)	(2,428,834)
Transfers for policy loans	68	(240,346)	(466,353)	(566,771)	(335,348)
Policy charges	(28,297)	(790,634)	(1,677,139)	(798,844)	(1,511,237)
Contract terminations:
Surrender benefits	(43,232)	(735,571)	(1,343,656)	(1,242,174)	(2,613,735)
Death benefits	—	—	(35,053)	—	—
Increase (decrease) from contract transactions	21,686	(629,424)	(1,112,963)	428,611	(3,463,410)
Net assets at beginning of year	584,022	23,056,772	37,962,055	26,389,815	55,726,688
Net assets at end of year	$622,405	$23,294,652	$38,287,218	$28,055,184	$54,692,486

Accumulation unit activity
Units outstanding at beginning of year	594,984	17,282,852	28,089,428	19,072,765	39,365,045
Contract purchase payments	55,225	1,435,420	1,589,408	2,327,267	2,386,010
Net transfers(1)	37,241	(615,395)	349,623	2,055	(1,670,560)
Transfers for policy loans	68	(176,201)	(341,715)	(484,803)	(235,967)
Policy charges	(28,575)	(583,398)	(1,225,314)	(576,769)	(1,051,774)
Contract terminations:
Surrender benefits	(44,013)	(531,521)	(964,921)	(847,860)	(1,775,486)
Death benefits	—	—	(25,688)	—	—
Units outstanding at end of year	614,930	16,811,757	27,470,821	19,492,655	37,017,268

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

56	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Sm Cap Val, Cl 3	Wanger Intl	Wanger USA
Operations
Investment income (loss) — net	$(19,551)	$(39,298)	$(4,071)	$20,853	$(34,144)
Net realized gain (loss) on sales of investments	66,814	160,375	24,639	(163,006)	(172,133)
Distributions from capital gains	—	—	—	381,715	1,492,056
Net change in unrealized appreciation or depreciation of investments	41,542	45,400	125,292	(331,758)	(620,147)
Net increase (decrease) in net assets resulting from operations	88,805	166,477	145,860	(92,196)	665,632

Contract transactions
Contract purchase payments	210,264	416,449	31,446	281,111	275,137
Net transfers(1)	(13,167)	(168,144)	(19,940)	(241,732)	(392,395)
Transfers for policy loans	72,877	80,239	731	(42,147)	(31,845)
Policy charges	(161,767)	(387,123)	(17,292)	(151,572)	(192,876)
Contract terminations:
Surrender benefits	(141,299)	(50,621)	(18,380)	(344,992)	(222,992)
Death benefits	—	(33,367)	—	(18,087)	(13,002)
Increase (decrease) from contract transactions	(33,092)	(142,567)	(23,435)	(517,419)	(577,973)
Net assets at beginning of year	2,568,400	5,025,947	608,687	4,955,324	5,662,877
Net assets at end of year	$2,624,113	$5,049,857	$731,112	$4,345,709	$5,750,536

Accumulation unit activity
Units outstanding at beginning of year	2,009,962	3,962,099	260,710	2,189,480	2,099,928
Contract purchase payments	164,997	323,963	13,498	121,531	100,590
Net transfers(1)	5,256	(119,083)	(3,270)	(71,746)	(92,531)
Transfers for policy loans	55,905	61,935	167	(12,560)	(9,698)
Policy charges	(125,106)	(299,326)	(7,552)	(66,933)	(73,393)
Contract terminations:
Surrender benefits	(118,367)	(39,084)	(7,567)	(149,978)	(88,894)
Death benefits	—	(25,073)	—	(7,422)	(4,501)
Units outstanding at end of year	1,992,647	3,865,431	255,986	2,002,372	1,931,501

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT	57

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
Operations
Investment income (loss) — net	$21,701	$13,062	$(4,377)
Net realized gain (loss) on sales of investments	(13,312)	15,187	(19,300)
Distributions from capital gains	77,498	94,807	71,738
Net change in unrealized appreciation or depreciation of investments	(56,347)	(18,353)	3,396
Net increase (decrease) in net assets resulting from operations	29,540	104,703	51,457

Contract transactions
Contract purchase payments	61,935	65,993	39,756
Net transfers(1)	(7,522)	3,969	14,502
Transfers for policy loans	(9,078)	(16,839)	(5,836)
Policy charges	(28,807)	(28,323)	(21,788)
Contract terminations:
Surrender benefits	(57,753)	(21,781)	(69,479)
Death benefits	—	—	—
Increase (decrease) from contract transactions	(41,225)	3,019	(42,845)
Net assets at beginning of year	1,073,029	900,732	775,374
Net assets at end of year	$1,061,344	$1,008,454	$783,986

Accumulation unit activity
Units outstanding at beginning of year	652,821	353,173	363,479
Contract purchase payments	39,853	28,299	18,012
Net transfers(1)	5,755	17,991	15,556
Transfers for policy loans	(5,604)	(7,481)	(3,427)
Policy charges	(18,187)	(11,451)	(9,645)
Contract terminations:
Surrender benefits	(36,778)	(7,568)	(28,652)
Death benefits	—	—	—
Units outstanding at end of year	637,860	372,963	355,323

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

58	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT

Notes to Financial Statements

1.  ORGANIZATION

RiverSource of New York Account 8 (the Account) was established under New York law as a segregated asset account of RiverSource Life Insurance Co. of New York (RiverSource Life of NY). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the New York State Department of Financial Services.

The Account is used as a funding vehicle for RiverSource® Variable Second-To-Die Life Insurance (V2D) policies issued by RiverSource Life of NY.

The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund offered through V2D policies and the corresponding division name are provided below. There are various other divisions offered in the Account that are not available under V2D policies. Each division is comprised of subaccounts. Individual variable life insurance policies invest in subaccounts. For each division, the financial statements are comprised of a statement of assets and liabilities as of Dec. 31, 2017, a related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended, all presented to reflect a full twelve month period. These financial statements are of the Divisions of the Account offered through V2D.

Division	Fund
AB VPS Dyn Asset Alloc, Cl B	AB VPS Dynamic Asset Allocation Portfolio (Class B)
AB VPS Gro & Inc, Cl B	AB VPS Growth and Income Portfolio (Class B)
AB VPS Intl Val, Cl B	AB VPS International Value Portfolio (Class B)
AB VPS Lg Cap Gro, Cl B	AB VPS Large Cap Growth Portfolio (Class B)
ALPS Alerian Engy Infr, Class III	ALPS/Alerian Energy Infrastructure Portfolio: Class III
AC VP Intl, Cl I	American Century VP International, Class I
AC VP Val, Cl I	American Century VP Value, Class I
BlackRock Global Alloc, Cl III	BlackRock Global Allocation V.I. Fund (Class III)
Calvert VP SRI Bal, Cl I	Calvert VP SRI Balanced Portfolio – Class I
Col VP Bal, Cl 3	Columbia Variable Portfolio – Balanced Fund (Class 3)
Col VP Disciplined Core, Cl 3	Columbia Variable Portfolio – Disciplined Core Fund (Class 3)
Col VP Divd Opp, Cl 3	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3)
Col VP Emer Mkts, Cl 3	Columbia Variable Portfolio – Emerging Markets Fund (Class 3)
Col VP Global Bond, Cl 3	Columbia Variable Portfolio – Global Bond Fund (Class 3)
Col VP Govt Money Mkt, Cl 3	Columbia Variable Portfolio – Government Money Market Fund (Class 3)
Col VP Hi Yield Bond, Cl 3	Columbia Variable Portfolio – High Yield Bond Fund (Class 3)
Col VP Inc Opp, Cl 3	Columbia Variable Portfolio – Income Opportunities Fund (Class 3)
Col VP Inter Bond, Cl 3	Columbia Variable Portfolio – Intermediate Bond Fund (Class 3)
Col VP Lg Cap Gro, Cl 3	Columbia Variable Portfolio – Large Cap Growth Fund (Class 3)
Col VP Lg Cap Index, Cl 3	Columbia Variable Portfolio – Large Cap Index Fund (Class 3)
Col VP Limited Duration Cr, Cl 2	Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2)
Col VP Mid Cap Gro, Cl 3	Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3)
Col VP Mid Cap Val, Cl 3	Columbia Variable Portfolio – Mid Cap Value Fund (Class 3)
Col VP Overseas Core, Cl 3	Columbia Variable Portfolio – Overseas Core Fund (Class 3) (previously Columbia Variable Portfolio – Select International Equity Fund (Class 3))
Col VP Select Lg Cap Val, Cl 3	Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3)
Col VP Select Sm Cap Val, Cl 3	Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3)
Col VP US Govt Mtge, Cl 3	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3)
CS Commodity Return	Credit Suisse Trust – Commodity Return Strategy Portfolio
CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVPSM – BlackRock Global Inflation-Protected Securities Fund (Class 3) (previously Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3))
CTIVP MFS Blend Res Core Eq, Cl 3	CTIVPSM – MFS® Blended Research® Core Equity Fund (Class 3) (previously Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3))
CTIVP Vty Sycamore Estb Val, Cl 3	CTIVPSM – Victory Sycamore Established Value Fund (Class 3) (previously Variable Portfolio – Victory Sycamore Established Value Fund (Class 3))
Deutsche Alt Asset Alloc VIP, Cl B	Deutsche Alternative Asset Allocation VIP, Class B
EV VT Floating-Rate Inc, Init Cl	Eaton Vance VT Floating-Rate Income Fund – Initial Class
Fid VIP Contrafund, Serv Cl 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl	Fidelity® VIP Growth & Income Portfolio Service Class
Fid VIP Mid Cap, Serv Cl	Fidelity® VIP Mid Cap Portfolio Service Class
Fid VIP Overseas, Serv Cl	Fidelity® VIP Overseas Portfolio Service Class
Frank Global Real Est, Cl 2	Franklin Global Real Estate VIP Fund – Class 2
Frank Inc, Cl 2	Franklin Income VIP Fund – Class 2
Frank Mutual Shares, Cl 2	Franklin Mutual Shares VIP Fund – Class 2
Frank Sm Cap Val, Cl 2	Franklin Small Cap Value VIP Fund – Class 2

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT	59

Division	Fund
GS VIT Mid Cap Val, Inst	Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares
GS VIT Multi-Strategy Alt, Advisor	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares
GS VIT Sm Cap Eq Insights, Inst	Goldman Sachs VIT Small Cap Equity Insights Fund – Institutional Shares
GS VIT U.S. Eq Insights, Inst	Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares
Invesco VI Am Fran, Ser I	Invesco V.I. American Franchise Fund, Series I Shares
Invesco VI Bal Risk Alloc, Ser II	Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares
Invesco VI Comstock, Ser II	Invesco V.I. Comstock Fund, Series II Shares
Invesco VI Core Eq, Ser I	Invesco V.I. Core Equity Fund, Series I Shares
Invesco VI Div Divd, Ser I	Invesco V.I. Diversified Dividend Fund, Series I Shares
Invesco VI Intl Gro, Ser II	Invesco V.I. International Growth Fund, Series II Shares
Invesco VI Mid Cap Gro, Ser I	Invesco V.I. Mid Cap Growth Fund, Series I Shares
Invesco VI Tech, Ser I	Invesco V.I. Technology Fund, Series I Shares
Ivy VIP Asset Strategy	Ivy VIP Asset Strategy
Janus Henderson Enterprise, Serv	Janus Henderson Enterprise Portfolio: Service Shares (previously Janus Aspen Series Enterprise Portfolio: Service Shares)
Janus Henderson Global Tech, Serv	Janus Henderson Global Technology Portfolio: Service Shares (previously Janus Aspen Series Global Technology Portfolio: Service Shares)
Janus Henderson Overseas, Serv	Janus Henderson Overseas Portfolio: Service Shares (previously Janus Aspen Series Overseas Portfolio: Service Shares)
Janus Henderson Res, Serv	Janus Henderson Research Portfolio: Service Shares (previously Janus Aspen Series Research Portfolio: Service Shares)
Lazard Ret Global Dyn MA, Serv	Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares
MFS Mass Inv Gro Stock, Serv Cl	MFS® Massachusetts Investors Growth Stock Portfolio – Service Class
MFS New Dis, Serv Cl	MFS® New Discovery Series – Service Class
MFS Utilities, Serv Cl	MFS® Utilities Series – Service Class
MS VIF Global Real Est, Cl II	Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares
MS VIF Mid Cap Gro, Cl II	Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares
NB AMT US Eq Index PW Strat, Cl S	Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S)
Oppen Global VA, Serv	Oppenheimer Global Fund/VA, Service Shares
Oppen Global Strategic Inc VA, Srv	Oppenheimer Global Strategic Income Fund/VA, Service Shares
Oppen Main St Sm Cap VA, Serv	Oppenheimer Main Street Small Cap Fund®/VA, Service Shares
PIMCO VIT All Asset, Advisor Cl	PIMCO VIT All Asset Portfolio, Advisor Class
PIMCO VIT Tot Return, Advisor Cl	PIMCO VIT Total Return Portfolio, Advisor Class
Put VT Global Hlth Care, Cl IB	Putnam VT Global Health Care Fund – Class IB Shares
Put VT Hi Yield, Cl IB	Putnam VT High Yield Fund – Class IB Shares
Put VT Intl Eq, Cl IB	Putnam VT International Equity Fund – Class IB Shares
Put VT Sus Leaders, Cl IA	Putnam VT Sustainable Leaders Fund – Class IA Shares (previously Putnam VT Multi-Cap Growth Fund – Class IA Shares)
Royce Micro-Cap, Invest Cl	Royce Capital Fund – Micro-Cap Portfolio, Investment Class
Temp Global Bond, Cl 2	Templeton Global Bond VIP Fund – Class 2
Third Ave Val	Third Avenue Value Portfolio
VanEck VIP Global Gold, Cl S	VanEck VIP Global Gold Fund (Class S Shares)
VP Aggr, Cl 2	Variable Portfolio – Aggressive Portfolio (Class 2)
VP Aggr, Cl 4	Variable Portfolio – Aggressive Portfolio (Class 4)
VP Conserv, Cl 2	Variable Portfolio – Conservative Portfolio (Class 2)
VP Conserv, Cl 4	Variable Portfolio – Conservative Portfolio (Class 4)
VP Man Vol Conserv, Cl 2	Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (previously Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2))
VP Man Vol Conserv Gro, Cl 2	Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (previously Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2))
VP Man Vol Gro, Cl 2	Variable Portfolio – Managed Volatility Growth Fund (Class 2) (previously Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2))
VP Man Vol Mod Gro, Cl 2	Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (previously Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2))
VP Mod, Cl 2	Variable Portfolio – Moderate Portfolio (Class 2)
VP Mod, Cl 4	Variable Portfolio – Moderate Portfolio (Class 4)
VP Mod Aggr, Cl 2	Variable Portfolio – Moderately Aggressive Portfolio (Class 2)
VP Mod Aggr, Cl 4	Variable Portfolio – Moderately Aggressive Portfolio (Class 4)
VP Mod Conserv, Cl 2	Variable Portfolio – Moderately Conservative Portfolio (Class 2)
VP Mod Conserv, Cl 4	Variable Portfolio – Moderately Conservative Portfolio (Class 4)
VP Ptnrs Sm Cap Val, Cl 3	Variable Portfolio – Partners Small Cap Value Fund (Class 3)
Wanger Intl	Wanger International
Wanger USA	Wanger USA
WF VT Intl Eq, Cl 2	Wells Fargo VT International Equity Fund – Class 2
WF VT Opp, Cl 2	Wells Fargo VT Opportunity Fund – Class 2
WF VT Sm Cap Gro, Cl 2	Wells Fargo VT Small Cap Growth Fund – Class 2

60	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT

The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life of NY.

RiverSource Life of NY serves as issuer of the policy.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division’s share of the Funds’ undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

The Account categorizes its fair value measurements according to a three-level hierarchy. This hierarchy prioritizes the inputs used by the Account to value investment securities. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 – Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The Funds in the Accounts have been measured at fair value using the net asset value per share (or its equivalent) as a practical expedient and are therefore not categorized in the fair value hierarchy. There were no transfers between levels in the period ended Dec. 31, 2017.

Federal Income Taxes

RiverSource Life of NY is taxed as a life insurance company. The Account is treated as part of RiverSource Life of NY for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the policies. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life of NY will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the policies.

Subsequent Events

Management has evaluated Account related events and transactions that occurred through the date the financial statements were issued. Management noted there were no items requiring adjustments or additional disclosures in the Account’s financial statements.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

3.  VARIABLE ACCOUNT EXPENSES

For V2D policies, RiverSource Life of NY deducts a daily mortality and expense risk fee equal, on an annual basis, to 0.90% of the average daily net assets of each subaccount. The financial statements include other subaccounts that are not offered throughV2D policies.

4.  POLICY CHARGES

A monthly deduction is made for the cost of insurance and the policy fee. The cost of insurance for the policy month is determined on the monthly date by determining the net amount at risk, as of that day, and by then applying the cost of insurance rates to the net amount at risk which RiverSource Life of NY is assuming for the succeeding month. The monthly deduction will be taken from the subaccounts as specified in the application for the policy.

A policy fee is deducted each month to reimburse RiverSource Life of NY for expenses incurred in administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners of policies.

RiverSource Life of NY deducts a premium expense charge from each premium payment. It partially compensates RiverSource Life of NY for expenses associated with administering and distributing the policy, including the agents’ compensation,

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT	61

advertising and printing the prospectus and sales literature. It also compensates RiverSource Life of NY for paying premium taxes imposed by the state of New York.

Each month RiverSource Life of NY deducts charges for any optional insurance benefits added to the policy by rider.

This product may also charge a death benefit guarantee charge.

Additional information can be found in the product prospectus.

5.  SURRENDER CHARGES

RiverSource Life of NY may assess a surrender charge to help it recover certain expenses related to the issuance of the policy. Additional information regarding how the surrender charge is determined can be found in the product’s prospectus. Such charges are not treated as a separate expense of the divisions as they are ultimately deducted from surrender benefits paid by RiverSource Life of NY. Charges by RiverSource Life of NY for surrenders are not identified on an individual division basis.

6.  RELATED PARTY TRANSACTIONS

RiverSource Life of NY is a wholly-owned subsidiary of RiverSource Life Insurance Company, which is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).

The following table reflects fees paid by certain affiliated funds to Ameriprise Financial and its affiliates. Additional details about these asset based charges can be found in the respective Fund’s annual report or prospectus.

Fee Agreement:	Fees Paid To:
Management Agreement	Columbia Management Investment Advisers, LLC
Shareholder Services Agreement(1)	Columbia Management Investment Services Corp.
Transfer and Dividend Disbursing Agent Agreement(2)	Columbia Management Investment Services Corp.
Plan and Agreement of Distribution	Columbia Management Investment Distributors, Inc.
Investment Advisory Agreement	Columbia Wanger Asset Management, LLC
Administrative Services Agreement	Columbia Wanger Asset Management, LLC

(1)	Effective July 1, 2017.
(2)	Eliminated effective July 1, 2017.

7.  INVESTMENT TRANSACTIONS

The divisions’ purchases of Funds’ shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2017 were as follows:

Division	Purchases
AB VPS Dyn Asset Alloc, Cl B	$7
AB VPS Gro & Inc, Cl B	753,786
AB VPS Intl Val, Cl B	1,001,512
AB VPS Lg Cap Gro, Cl B	430,464
ALPS Alerian Engy Infr, Class III	186,611
AC VP Intl, Cl I	36,568
AC VP Val, Cl I	260,146
BlackRock Global Alloc, Cl III	300,401
Calvert VP SRI Bal, Cl I	168,973
Col VP Bal, Cl 3	643,506
Col VP Disciplined Core, Cl 3	598,418
Col VP Divd Opp, Cl 3	1,945,786
Col VP Emer Mkts, Cl 3	547,480
Col VP Global Bond, Cl 3	286,796
Col VP Govt Money Mkt, Cl 3	1,235,840
Col VP Hi Yield Bond, Cl 3	693,281
Col VP Inc Opp, Cl 3	316,379
Col VP Inter Bond, Cl 3	912,759
Col VP Lg Cap Gro, Cl 3	439,493
Col VP Lg Cap Index, Cl 3	2,525,977
Col VP Limited Duration Cr, Cl 2	249,358
Col VP Mid Cap Gro, Cl 3	84,115
Col VP Mid Cap Val, Cl 3	325,012
Col VP Overseas Core, Cl 3	305,959
Col VP Select Lg Cap Val, Cl 3	190,279
Col VP Select Sm Cap Val, Cl 3	228,607
Col VP US Govt Mtge, Cl 3	185,892

Division	Purchases
CS Commodity Return	$165,331
CTIVP BR Gl Infl Prot Sec, Cl 3	235,369
CTIVP MFS Blend Res Core Eq, Cl 3	111,512
CTIVP Vty Sycamore Estb Val, Cl 3	181,890
Deutsche Alt Asset Alloc VIP, Cl B	55,274
EV VT Floating-Rate Inc, Init Cl	303,287
Fid VIP Contrafund, Serv Cl 2	1,085,567
Fid VIP Gro & Inc, Serv Cl	233,903
Fid VIP Mid Cap, Serv Cl	519,518
Fid VIP Overseas, Serv Cl	72,466
Frank Global Real Est, Cl 2	386,408
Frank Inc, Cl 2	18,674
Frank Mutual Shares, Cl 2	918,242
Frank Sm Cap Val, Cl 2	572,565
GS VIT Mid Cap Val, Inst	1,234,517
GS VIT Multi-Strategy Alt, Advisor	23,825
GS VIT Sm Cap Eq Insights, Inst	93,806
GS VIT U.S. Eq Insights, Inst	670,931
Invesco VI Am Fran, Ser I	64,654
Invesco VI Bal Risk Alloc, Ser II	81,273
Invesco VI Comstock, Ser II	81,413
Invesco VI Core Eq, Ser I	789,504
Invesco VI Div Divd, Ser I	359,857
Invesco VI Intl Gro, Ser II	238,700
Invesco VI Mid Cap Gro, Ser I	134,846
Invesco VI Tech, Ser I	111,946
Ivy VIP Asset Strategy	31,323

62	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT

Division	Purchases
Janus Henderson Enterprise, Serv	$50,637
Janus Henderson Global Tech, Serv	203,881
Janus Henderson Overseas, Serv	363,785
Janus Henderson Res, Serv	59,221
Lazard Ret Global Dyn MA, Serv	70,377
MFS Mass Inv Gro Stock, Serv Cl	240,389
MFS New Dis, Serv Cl	246,967
MFS Utilities, Serv Cl	354,558
MS VIF Global Real Est, Cl II	79,400
MS VIF Mid Cap Gro, Cl II	122,213
NB AMT US Eq Index PW Strat, Cl S	4,840
Oppen Global VA, Serv	418,602
Oppen Global Strategic Inc VA, Srv	721,351
Oppen Main St Sm Cap VA, Serv	477,137
PIMCO VIT All Asset, Advisor Cl	436,756
PIMCO VIT Tot Return, Advisor Cl	51,226
Put VT Global Hlth Care, Cl IB	388,085
Put VT Hi Yield, Cl IB	46,250
Put VT Intl Eq, Cl IB	97,161
Put VT Sus Leaders, Cl IA	850,244
Royce Micro-Cap, Invest Cl	329,527
Temp Global Bond, Cl 2	60,056

Division	Purchases
Third Ave Val	$96,601
VanEck VIP Global Gold, Cl S	119,350
VP Aggr, Cl 2	3,103,289
VP Aggr, Cl 4	4,635,936
VP Conserv, Cl 2	70,483
VP Conserv, Cl 4	154,060
VP Man Vol Conserv, Cl 2	21,779
VP Man Vol Conserv Gro, Cl 2	64,670
VP Man Vol Gro, Cl 2	74,502
VP Man Vol Mod Gro, Cl 2	348,727
VP Mod, Cl 2	3,353,806
VP Mod, Cl 4	4,695,405
VP Mod Aggr, Cl 2	4,619,254
VP Mod Aggr, Cl 4	12,249,318
VP Mod Conserv, Cl 2	407,083
VP Mod Conserv, Cl 4	1,724,173
VP Ptnrs Sm Cap Val, Cl 3	139,153
Wanger Intl	1,302,971
Wanger USA	1,767,630
WF VT Intl Eq, Cl 2	181,618
WF VT Opp, Cl 2	459,794
WF VT Sm Cap Gro, Cl 2	180,049

8.  ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS

The following is a summary of accumulation unit values at Dec. 31, 2017:

Subaccount	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	ALPS Alerian Engy Infr, Class III
0.00%	$1.26	$—	$—	$2.29	$1.05
0.20%	1.17	—	—	—	0.84
0.30%	1.16	1.56	1.31	1.93	0.84
0.45%	1.16	3.33	2.09	4.01	0.84
0.90%	1.14	2.77	1.88	2.31	0.82

Subaccount	AC VP Intl, Cl I	AC VP Val, Cl I	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3
0.00%	$—	$—	$1.37	$—	$1.65
0.20%	—	—	1.15	—	—
0.30%	—	—	1.15	1.35	1.43
0.45%	2.48	3.09	1.14	2.45	2.76
0.90%	1.50	3.42	1.12	1.70	1.88

Subaccount	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 3	Col VP Govt Money Mkt, Cl 3
0.00%	$—	$—	$—	$—	$—
0.20%	—	—	—	—	1.00
0.30%	1.69	1.45	1.43	0.96	0.99
0.45%	3.89	3.01	2.88	1.19	0.96
0.90%	1.71	2.98	3.97	1.72	1.05

Subaccount	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3
0.00%	$—	$—	$—	$—	$2.00
0.20%	—	—	—	—	—
0.30%	1.24	1.23	1.13	1.75	1.66
0.45%	2.55	2.28	1.52	3.98	3.62
0.90%	2.73	1.98	1.79	1.39	2.17

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT	63

Subaccount	Col VP Limited Duration Cr, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 3
0.00%	$1.06	$—	$—	$—	$—
0.20%	0.99	—	—	—	—
0.30%	0.99	1.52	1.47	1.25	1.63
0.45%	0.98	3.71	3.69	2.27	3.98
0.90%	0.96	2.67	2.01	1.14	2.25

Subaccount	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP MFS Blend Res Core Eq, Cl 3
0.00%	$—	$—	$—	$—	$—
0.20%	—	—	—	—	—
0.30%	1.44	1.13	0.70	1.16	1.57
0.45%	3.91	1.19	0.77	1.41	3.20
0.90%	2.92	1.34	0.51	1.47	1.62

Subaccount	CTIVP Vty Sycamore Estb Val, Cl 3	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl
0.00%	$—	$1.10	$—	$1.90	$—
0.20%	—	1.03	—	—	—
0.30%	1.71	1.02	1.12	1.59	—
0.45%	4.02	1.02	1.83	3.60	3.60
0.90%	2.49	1.00	1.32	1.95	2.28

Subaccount	Fid VIP Mid Cap, Serv Cl	Fid VIP Overseas, Serv Cl	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2
0.00%	$—	$—	$—	$1.28	$1.63
0.20%	—	—	—	1.11	—
0.30%	—	—	1.27	1.11	1.36
0.45%	3.61	2.39	2.53	1.10	2.65
0.90%	4.42	1.70	2.60	1.08	2.46

Subaccount	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst
0.00%	$1.94	$—	$0.97	$—	$—
0.20%	—	—	0.97	—	—
0.30%	1.48	1.38	0.96	—	1.74
0.45%	3.73	3.27	0.96	4.01	3.75
0.90%	4.49	4.33	0.94	3.10	2.23

Subaccount	Invesco VI Am Fran, Ser I	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I
0.00%	$—	$1.24	$—	$—	$—
0.20%	—	1.17	—	—	—
0.30%	—	1.17	1.51	—	1.51
0.45%	1.98	1.16	3.57	2.73	2.00
0.90%	1.93	1.14	1.77	3.29	1.94

64	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT

Subaccount	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Henderson Enterprise, Serv
0.00%	$—	$—	$—	$1.09	$—
0.20%	—	—	—	1.01	—
0.30%	1.30	1.48	1.73	1.01	—
0.45%	2.38	1.77	4.06	1.00	4.68
0.90%	1.29	1.73	2.94	0.99	2.05

Subaccount	Janus Henderson Global Tech, Serv	Janus Henderson Overseas, Serv	Janus Henderson Res, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl
0.00%	$—	$—	$1.97	$1.36	$—
0.20%	—	—	—	1.23	—
0.30%	2.11	1.07	1.66	1.22	1.32
0.45%	5.48	1.94	3.45	1.22	1.32
0.90%	1.76	1.66	1.95	1.20	1.30

Subaccount	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II	MS VIF Mid Cap Gro, Cl II	NB AMT US Eq Index PW Strat, Cl S
0.00%	$—	$1.46	$—	$1.70	$1.00
0.20%	—	—	—	—	0.99
0.30%	1.39	1.26	1.25	1.34	0.99
0.45%	4.41	2.66	2.96	3.58	0.98
0.90%	2.37	4.23	1.16	1.84	0.97

Subaccount	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Tot Return, Advisor Cl
0.00%	$1.91	$1.14	$2.04	$1.19	$1.12
0.20%	—	—	—	—	1.09
0.30%	1.57	1.13	1.52	1.18	1.09
0.45%	3.44	1.69	4.13	1.88	1.08
0.90%	1.99	1.54	2.12	1.52	1.06

Subaccount	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB	Put VT Intl Eq, Cl IB	Put VT Sus Leaders, Cl IA	Royce Micro-Cap, Invest Cl
0.00%	$—	$—	$—	$—	$—
0.20%	—	—	—	—	—
0.30%	1.53	—	1.29	—	—
0.45%	3.01	2.39	2.25	3.87	2.59
0.90%	3.05	2.72	2.12	3.34	3.33

Subaccount	Temp Global Bond, Cl 2	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
0.00%	$1.04	$—	$1.02	$1.61	$—
0.20%	0.99	—	0.95	—	—
0.30%	0.98	—	0.95	1.40	1.40
0.45%	0.98	2.51	0.94	1.91	1.92
0.90%	0.96	2.78	0.93	1.85	1.85

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT	65

Subaccount	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2
0.00%	$1.20	$—	$1.11	$1.14	$1.19
0.20%	—	—	1.11	1.13	1.18
0.30%	1.16	1.16	1.10	1.13	1.18
0.45%	1.34	1.34	1.10	1.12	1.17
0.90%	1.30	1.30	1.08	1.10	1.15

Subaccount	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4
0.00%	$1.17	$1.39	$—	$1.49	$—
0.20%	1.16	—	—	—	—
0.30%	1.16	1.28	1.28	1.33	1.33
0.45%	1.15	1.63	1.63	1.77	1.77
0.90%	1.13	1.57	1.58	1.71	1.71

Subaccount	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Sm Cap Val, Cl 3	Wanger Intl	Wanger USA
0.00%	$1.29	$—	$—	$—	$—
0.20%	—	—	—	—	—
0.30%	1.22	1.22	1.34	1.38	1.53
0.45%	1.48	1.48	3.25	3.10	3.97
0.90%	1.43	1.43	3.18	3.18	4.13

Subaccount			WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
0.00%			$—	$1.94	$1.87
0.20%			—	—	—
0.30%			1.35	1.55	1.46
0.45%			2.13	3.85	4.18
0.90%			2.04	3.43	3.96

The following is a summary of units outstanding at Dec. 31, 2017:

Subaccount	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	ALPS Alerian Engy Infr, Class III
0.00%	—	—	—	49,121	36,358
0.20%	—	—	—	—	—
0.30%	—	460,545	446,077	11,361	66,987
0.45%	—	406,075	1,071,529	43,985	178,206
0.90%	—	201,641	274,868	156,094	235,694
Total	—	1,068,261	1,792,474	260,561	517,245

Subaccount	AC VP Intl, Cl I	AC VP Val, Cl I	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3
0.00%	—	—	54,653	—	8,003
0.20%	—	—	—	—	—
0.30%	—	—	—	4,413	38,890
0.45%	139,071	556,524	244,524	68,942	829,969
0.90%	319,967	753,640	171,705	107,151	7,542,118
Total	459,038	1,310,164	470,882	180,506	8,418,980

66	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT

Subaccount	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 3	Col VP Govt Money Mkt, Cl 3
0.00%	—	—	—	—	—
0.20%	—	—	—	—	—
0.30%	74,700	1,000,904	195,138	296,302	200,412
0.45%	961,486	2,069,299	553,110	680,413	1,711,714
0.90%	13,171,622	1,539,887	323,997	368,550	947,860
Total	14,207,808	4,610,090	1,072,245	1,345,265	2,859,986

Subaccount	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3
0.00%	—	—	—	—	259,383
0.20%	—	—	—	—	—
0.30%	591,248	132,131	647,197	77,821	629,767
0.45%	562,625	177,179	2,037,340	273,907	1,258,322
0.90%	341,296	277,532	2,012,195	829,010	1,644,890
Total	1,495,169	586,842	4,696,732	1,180,738	3,792,362

Subaccount	Col VP Limited Duration Cr, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 3
0.00%	44,187	—	—	—	—
0.20%	—	—	—	—	—
0.30%	153,098	41,242	76,531	66,882	22,313
0.45%	90,350	99,336	119,613	294,319	28,545
0.90%	246,040	76,500	87,396	4,678,249	126,580
Total	533,675	217,078	283,540	5,039,450	177,438

Subaccount	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP MFS Blend Res Core Eq, Cl 3
0.00%	—	—	—	—	—
0.20%	—	—	—	—	—
0.30%	35,495	219,310	30,161	60,971	8,007
0.45%	200,484	614,267	206,582	250,228	53,240
0.90%	160,139	426,353	383,187	255,143	145,787
Total	396,118	1,259,930	619,930	566,342	207,034

Subaccount	CTIVP Vty Sycamore Estb Val, Cl 3	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl
0.00%	—	103,867	—	154,328	—
0.20%	—	—	—	—	—
0.30%	6,239	—	71,459	262,707	—
0.45%	56,475	14,484	226,046	363,209	601,937
0.90%	102,165	31,942	483,010	1,113,172	854,043
Total	164,879	150,293	780,515	1,893,416	1,455,980

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT	67

Subaccount	Fid VIP Mid Cap, Serv Cl	Fid VIP Overseas, Serv Cl	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2
0.00%	—	—	—	1,079	18,394
0.20%	—	—	—	—	—
0.30%	—	—	208,103	6,163	245,764
0.45%	761,167	268,527	578,523	10,127	406,198
0.90%	813,278	469,815	266,978	137,138	131,162
Total	1,574,445	738,342	1,053,604	154,507	801,518

Subaccount	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst
0.00%	19,883	—	135	—	—
0.20%	—	—	—	—	—
0.30%	212,031	500,936	—	—	145,103
0.45%	398,660	985,025	27,782	61,826	428,398
0.90%	160,808	494,403	20,965	74,458	326,794
Total	791,382	1,980,364	48,882	136,284	900,295

Subaccount	Invesco VI Am Fran, Ser I	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I
0.00%	—	33,974	—	—	—
0.20%	—	—	—	—	—
0.30%	—	31,550	646	—	34,841
0.45%	161,202	24,828	26,542	352,681	272,254
0.90%	95,717	61,324	109,241	2,799,415	290,898
Total	256,919	151,676	136,429	3,152,096	597,993

Subaccount	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Henderson Enterprise, Serv
0.00%	—	—	—	12,497	—
0.20%	—	—	—	—	—
0.30%	33,197	37,603	15,139	—	—
0.45%	306,000	238,027	46,440	19,387	98,833
0.90%	413,962	119,506	100,946	42,984	77,837
Total	753,159	395,136	162,525	74,868	176,670

Subaccount	Janus Henderson Global Tech, Serv	Janus Henderson Overseas, Serv	Janus Henderson Res, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl
0.00%	—	—	512	176	—
0.20%	—	—	—	—	—
0.30%	66,144	257,056	1,473	44,831	101,057
0.45%	116,580	631,029	44,575	4,665	914,508
0.90%	418,224	416,128	171,868	10,310	654,460
Total	600,948	1,304,213	218,428	59,982	1,670,025

68	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT

Subaccount	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II	MS VIF Mid Cap Gro, Cl II	NB AMT US Eq Index PW Strat, Cl S
0.00%	—	67,667	—	10,374	4,419
0.20%	—	—	—	—	—
0.30%	105,236	99,134	11,490	6,403	—
0.45%	191,490	211,393	38,870	25,641	8,414
0.90%	241,910	133,104	204,642	111,394	—
Total	538,636	511,298	255,002	153,812	12,833

Subaccount	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Tot Return, Advisor Cl
0.00%	30,807	9,892	84,323	7,926	2,105
0.20%	—	—	—	—	—
0.30%	53,473	143,420	112,383	23,884	—
0.45%	149,156	635,073	79,519	172,469	80,066
0.90%	392,042	531,204	242,034	540,778	76,585
Total	625,478	1,319,589	518,259	745,057	158,756

Subaccount	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB	Put VT Intl Eq, Cl IB	Put VT Sus Leaders, Cl IA	Royce Micro-Cap, Invest Cl
0.00%	—	—	—	—	—
0.20%	—	—	—	—	—
0.30%	14,919	—	23,073	—	—
0.45%	189,713	73,516	61,773	235,810	385,474
0.90%	132,090	103,670	47,928	2,578,480	344,428
Total	336,722	177,186	132,774	2,814,290	729,902

Subaccount	Temp Global Bond, Cl 2	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
0.00%	8,380	—	34,290	2,842,996	—
0.20%	—	—	—	—	—
0.30%	—	—	39,412	1,445,357	2,725,991
0.45%	42,442	488,848	54,952	1,483,618	3,696,887
0.90%	116,289	380,233	47,993	3,076,579	4,620,366
Total	167,111	869,081	176,647	8,848,550	11,043,244

Subaccount	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2
0.00%	—	—	—	4,330	161,412
0.20%	—	—	—	—	—
0.30%	3,875	3,772	3,188	—	—
0.45%	72,444	323,651	25,726	2,350	26,312
0.90%	355,135	329,322	6,944	4,671	1,151,643
Total	431,454	656,745	35,858	11,351	1,339,367

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT	69

Subaccount	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4
0.00%	287,535	955,917	—	3,621,960	—
0.20%	—	—	—	—	—
0.30%	64,522	1,791,005	2,933,484	1,866,863	4,752,490
0.45%	365,748	4,947,787	8,977,967	3,747,454	15,395,573
0.90%	117,635	9,068,604	14,136,635	10,242,986	16,439,856
Total	835,440	16,763,313	26,048,086	19,479,263	36,587,919

Subaccount	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Sm Cap Val, Cl 3	Wanger Intl	Wanger USA
0.00%	42,932	—	—	—	—
0.20%	—	—	—	—	—
0.30%	49,655	184,266	33,049	573,884	517,910
0.45%	559,847	1,650,939	139,645	860,090	919,301
0.90%	1,010,578	1,439,602	56,067	592,390	431,470
Total	1,663,012	3,274,807	228,761	2,026,364	1,868,681

Subaccount			WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
0.00%			—	61,114	25,676
0.20%			—	—	—
0.30%			30,883	61,402	165,305
0.45%			285,272	168,704	103,165
0.90%			296,331	81,448	49,406
Total			612,486	372,668	343,552

The following is a summary of net assets at Dec. 31, 2017:

Subaccount	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	ALPS Alerian Engy Infr, Class III
0.00%	$92	$—	$—	$112,452	$38,070
0.20%	87	—	—	—	123
0.30%	86	719,084	584,177	21,900	56,298
0.45%	86	1,351,747	2,243,648	176,192	148,992
0.90%	84	558,356	515,263	360,094	193,941
Total	$435	$2,629,187	$3,343,088	$670,638	$437,424

Subaccount	AC VP Intl, Cl I	AC VP Val, Cl I	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3
0.00%	$—	$—	$75,013	$—	$13,185
0.20%	—	—	85	—	—
0.30%	—	—	85	5,971	55,704
0.45%	344,712	1,717,510	279,115	168,628	2,293,143
0.90%	478,944	2,578,785	192,900	181,739	14,181,539
Total	$823,656	$4,296,295	$547,198	$356,338	$16,543,571

70	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT

Subaccount	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 3	Col VP Govt Money Mkt, Cl 3
0.00%	$—	$—	$—	$—	$—
0.20%	—	—	—	—	2,004
0.30%	126,124	1,454,737	279,826	285,423	198,436
0.45%	3,742,094	6,222,404	1,590,749	809,100	1,652,103
0.90%	22,574,877	4,585,849	1,287,886	633,372	993,157
Total	$26,443,095	$12,262,990	$3,158,461	$1,727,895	$2,845,700

Subaccount	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3
0.00%	$—	$—	$—	$—	$520,034
0.20%	—	—	—	—	—
0.30%	731,102	162,808	734,410	136,371	1,047,058
0.45%	1,432,136	403,875	3,093,914	1,089,304	4,550,397
0.90%	931,812	549,562	3,609,329	1,155,572	3,572,206
Total	$3,095,050	$1,116,245	$7,437,653	$2,381,247	$9,689,695

Subaccount	Col VP Limited Duration Cr, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 3
0.00%	$47,009	$—	$—	$—	$—
0.20%	77	—	—	—	—
0.30%	150,827	62,774	112,620	83,766	36,288
0.45%	88,551	368,911	441,298	669,247	113,676
0.90%	237,268	203,960	175,714	5,350,785	284,288
Total	$523,732	$635,645	$729,632	$6,103,798	$434,252

Subaccount	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP MFS Blend Res Core Eq, Cl 3
0.00%	$—	$—	$—	$—	$—
0.20%	—	—	—	—	—
0.30%	51,257	247,536	21,008	70,585	12,584
0.45%	783,598	731,705	159,704	353,549	170,164
0.90%	467,158	572,049	197,073	374,393	235,889
Total	$1,302,013	$1,551,290	$377,785	$798,527	$418,637

Subaccount	CTIVP Vty Sycamore Estb Val, Cl 3	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl
0.00%	$—	$114,180	$—	$293,726	$—
0.20%	—	76	—	—	—
0.30%	10,644	76	80,024	418,572	—
0.45%	227,224	14,735	414,683	1,306,963	2,165,952
0.90%	253,935	31,982	637,490	2,169,154	1,944,422
Total	$491,803	$161,049	$1,132,197	$4,188,415	$4,110,374

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT	71

Subaccount	Fid VIP Mid Cap, Serv Cl	Fid VIP Overseas, Serv Cl	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2
0.00%	$—	$—	$—	$1,473	$30,069
0.20%	—	—	—	83	—
0.30%	—	—	264,411	6,827	333,955
0.45%	2,746,599	641,862	1,461,965	11,160	1,076,724
0.90%	3,594,856	797,735	693,256	148,735	322,275
Total	$6,341,455	$1,439,597	$2,419,632	$168,278	$1,763,023

Subaccount	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst
0.00%	$38,632	$—	$204	$—	$—
0.20%	—	—	73	—	—
0.30%	314,311	689,731	72	—	252,901
0.45%	1,485,588	3,223,170	26,653	247,729	1,607,413
0.90%	721,883	2,139,207	19,791	231,270	727,413
Total	$2,560,414	$6,052,108	$46,793	$478,999	$2,587,727

Subaccount	Invesco VI Am Fran, Ser I	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I
0.00%	$—	$42,190	$—	$—	$—
0.20%	—	87	—	—	—
0.30%	—	36,805	1,089	—	52,445
0.45%	318,386	28,805	94,661	962,895	544,663
0.90%	184,277	70,021	193,399	9,214,967	564,737
Total	$502,663	$177,908	$289,149	$10,177,862	$1,161,845

Subaccount	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Henderson Enterprise, Serv
0.00%	$—	$—	$—	$13,617	$—
0.20%	—	—	—	75	—
0.30%	43,109	55,801	26,229	75	—
0.45%	727,247	421,481	188,371	19,448	462,500
0.90%	535,954	205,996	296,678	42,439	159,273
Total	$1,306,310	$683,278	$511,278	$75,654	$621,773

Subaccount	Janus Henderson Global Tech, Serv	Janus Henderson Overseas, Serv	Janus Henderson Res, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl
0.00%	$—	$—	$1,210	$338	$—
0.20%	—	—	—	91	—
0.30%	139,830	276,001	2,442	54,820	133,674
0.45%	638,742	1,222,800	153,713	5,674	1,204,671
0.90%	737,858	689,920	335,414	12,345	851,480
Total	$1,516,430	$2,188,721	$492,779	$73,268	$2,189,825

72	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT

Subaccount	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II	MS VIF Mid Cap Gro, Cl II	NB AMT US Eq Index PW Strat, Cl S
0.00%	$—	$98,631	$—	$17,599	$4,482
0.20%	—	—	—	—	74
0.30%	146,004	124,722	14,368	8,583	74
0.45%	845,182	562,303	114,900	91,745	8,258
0.90%	573,935	562,808	237,934	204,643	72
Total	$1,565,121	$1,348,464	$367,202	$322,570	$12,960

Subaccount	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Tot Return, Advisor Cl
0.00%	$58,950	$11,262	$172,089	$9,438	$4,593
0.20%	—	—	—	—	2,165
0.30%	83,889	161,741	170,888	28,227	2,156
0.45%	513,036	1,071,118	328,520	324,359	86,657
0.90%	781,748	815,911	513,178	820,841	81,547
Total	$1,437,623	$2,060,032	$1,184,675	$1,182,865	$177,118

Subaccount	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB	Put VT Intl Eq, Cl IB	Put VT Sus Leaders, Cl IA	Royce Micro-Cap, Invest Cl
0.00%	$—	$—	$—	$—	$—
0.20%	—	—	—	—	—
0.30%	22,846	—	29,790	—	—
0.45%	570,497	175,567	139,012	912,452	997,809
0.90%	402,501	281,664	101,708	8,624,456	1,145,995
Total	$995,844	$457,231	$270,510	$9,536,908	$2,143,804

Subaccount	Temp Global Bond, Cl 2	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
0.00%	$8,738	$—	$34,815	$4,564,030	$—
0.20%	74	—	128	—	—
0.30%	74	—	37,364	2,019,934	3,809,845
0.45%	41,572	1,228,333	51,818	2,839,466	7,086,793
0.90%	112,111	1,058,679	44,540	5,685,280	8,550,914
Total	$162,569	$2,287,012	$168,665	$15,108,710	$19,447,552

Subaccount	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2
0.00%	$22	$—	$22	$4,951	$191,768
0.20%	—	—	22	22	23
0.30%	4,526	4,408	3,536	22	23
0.45%	97,273	434,315	28,210	2,662	30,771
0.90%	460,418	426,871	7,496	5,165	1,325,378
Total	$562,239	$865,594	$39,286	$12,822	$1,547,963

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT	73

Subaccount	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4
0.00%	$336,102	$1,327,245	$—	$5,404,856	$—
0.20%	23	—	—	—	—
0.30%	74,628	2,284,965	3,741,302	2,490,040	6,340,069
0.45%	420,806	8,065,202	14,652,158	6,640,646	27,326,633
0.90%	133,202	14,270,550	22,272,741	17,523,211	28,170,790
Total	$964,761	$25,947,962	$40,666,201	$32,058,753	$61,837,492

Subaccount	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Sm Cap Val, Cl 3	Wanger Intl	Wanger USA
0.00%	$55,265	$—	$—	$—	$—
0.20%	—	—	—	—	—
0.30%	60,435	224,204	44,119	792,888	792,458
0.45%	826,427	2,440,431	453,798	2,663,054	3,646,238
0.90%	1,440,770	2,054,770	178,170	1,886,362	1,783,844
Total	$2,382,897	$4,719,405	$676,087	$5,342,304	$6,222,540

Subaccount			WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
0.00%			$—	$118,477	$47,898
0.20%			—	—	—
0.30%			41,655	95,387	241,603
0.45%			607,043	649,666	430,745
0.90%			606,011	279,718	195,830
Total			$1,254,709	$1,143,248	$916,076

9.  FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the divisions.

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
AB VPS Dyn Asset Alloc, Cl B
2017	—	$1.26	to	$1.14	$0	1.80%	0.00%	to	0.90%	14.32%		to	13.30%
2016	—	$1.10	to	$1.00	$0	0.59%	0.00%	to	0.90%	3.38%		to	2.44%
2015	—	$1.06	to	$0.98	$0	0.64%	0.00%	to	0.90%	(1.30%)		to	(2.20%)
2014	—	$1.08	to	$1.00	$0	0.62%	0.00%	to	0.90%	4.20%		to	(0.43	%)(7)
2013	—	$1.03	to	$1.03	$0	—	0.00%	to	0.00%	1.30	%(6)	to	1.30	%(6)
AB VPS Gro & Inc, Cl B
2017	1,068	$1.56	to	$2.77	$2,629	1.26%	0.30%	to	0.90%	18.24%		to	17.54%
2016	1,099	$1.32	to	$2.36	$2,278	0.84%	0.30%	to	0.90%	10.74%		to	10.08%
2015	1,232	$1.19	to	$2.14	$2,361	1.20%	0.30%	to	0.90%	1.12%		to	0.52%
2014	1,103	$1.18	to	$2.13	$2,286	1.14%	0.30%	to	0.90%	8.96%		to	8.31%
2013	1,008	$1.08	to	$1.97	$1,983	1.07%	0.30%	to	0.90%	12.03	%(5)	to	33.39%
AB VPS Intl Val, Cl B
2017	1,792	$1.31	to	$1.88	$3,343	1.91%	0.30%	to	0.90%	24.72%		to	23.98%
2016	2,012	$1.05	to	$1.51	$3,061	1.11%	0.30%	to	0.90%	(1.09%)		to	(1.69%)
2015	2,089	$1.06	to	$1.54	$3,229	2.27%	0.30%	to	0.90%	2.09%		to	1.48%
2014	2,062	$1.04	to	$1.52	$3,164	3.34%	0.30%	to	0.90%	(6.74%)		to	(7.30%)
2013	2,127	$1.12	to	$1.64	$3,526	5.94%	0.30%	to	0.90%	11.20	%(5)	to	21.63%
AB VPS Lg Cap Gro, Cl B
2017	261	$2.29	to	$2.31	$671	—	0.00%	to	0.90%	31.67%		to	30.50%
2016	136	$1.74	to	$1.77	$282	—	0.00%	to	0.90%	2.35%		to	1.44%
2015	155	$1.70	to	$1.74	$311	—	0.00%	to	0.90%	10.85%		to	9.86%
2014	75	$1.53	to	$1.59	$137	—	0.00%	to	0.90%	13.84%		to	12.82%
2013	92	$1.35	to	$1.41	$152	—	0.00%	to	0.90%	37.00%		to	35.77%

74	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
ALPS Alerian Engy Infr, Class III
2017	517	$1.05	to	$0.82	$437	1.93%	0.00%	to	0.90%	(0.84%)		to	(1.73%)
2016	568	$1.06	to	$0.84	$482	2.51%	0.00%	to	0.90%	40.79%		to	39.54%
2015	373	$0.75	to	$0.60	$227	0.96%	0.00%	to	0.90%	(37.92%)		to	(38.48%)
2014	144	$1.21	to	$0.98	$141	0.47%	0.00%	to	0.90%	11.91%		to	(5.82	%)(7)
2013	0	$1.08	to	$1.08	$0	—	0.00%	to	0.00%	3.37	%(6)	to	3.37	%(6)
AC VP Intl, Cl I
2017	459	$2.48	to	$1.50	$824	0.86%	0.45%	to	0.90%	30.62%		to	30.03%
2016	489	$1.90	to	$1.15	$667	1.09%	0.45%	to	0.90%	(5.92%)		to	(6.34%)
2015	545	$2.02	to	$1.23	$792	0.38%	0.45%	to	0.90%	0.31%		to	(0.14%)
2014	594	$2.01	to	$1.23	$868	1.69%	0.45%	to	0.90%	(5.93%)		to	(6.35%)
2013	642	$2.14	to	$1.31	$1,012	1.69%	0.45%	to	0.90%	21.86%		to	21.31%
AC VP Val, Cl I
2017	1,310	$3.09	to	$3.42	$4,296	1.66%	0.45%	to	0.90%	8.26%		to	7.77%
2016	1,361	$2.85	to	$3.17	$4,138	1.75%	0.45%	to	0.90%	19.94%		to	19.40%
2015	1,469	$2.38	to	$2.66	$3,740	2.14%	0.45%	to	0.90%	(4.32%)		to	(4.75%)
2014	1,587	$2.48	to	$2.79	$4,233	1.54%	0.45%	to	0.90%	12.57%		to	12.07%
2013	1,675	$2.21	to	$2.49	$3,979	1.64%	0.45%	to	0.90%	31.14%		to	30.55%
BlackRock Global Alloc, Cl III
2017	471	$1.37	to	$1.12	$547	1.51%	0.00%	to	0.90%	13.71%		to	12.69%
2016	337	$1.21	to	$1.00	$347	0.67%	0.00%	to	0.90%	3.81%		to	2.88%
2015	505	$1.16	to	$0.97	$523	1.24%	0.00%	to	0.90%	(1.00%)		to	(1.89%)
2014	253	$1.17	to	$0.99	$278	4.70%	0.00%	to	0.90%	1.93%		to	(2.06	%)(7)
2013	1	$1.15	to	$1.15	$1	3.42%	0.00%	to	0.00%	14.42%		to	14.42%
Calvert VP SRI Bal, Cl I
2017	181	$1.35	to	$1.70	$356	1.77%	0.30%	to	0.90%	11.67%		to	10.99%
2016	215	$1.21	to	$1.53	$378	1.78%	0.30%	to	0.90%	7.54%		to	6.89%
2015	253	$1.13	to	$1.43	$409	0.11%	0.30%	to	0.90%	(2.48%)		to	(3.07%)
2014	287	$1.16	to	$1.47	$466	1.64%	0.30%	to	0.90%	9.34%		to	8.68%
2013	279	$1.06	to	$1.36	$415	1.10%	0.30%	to	0.90%	8.59	%(5)	to	16.95%
Col VP Bal, Cl 3
2017	8,419	$1.65	to	$1.88	$16,544	—	0.00%	to	0.90%	14.52%		to	13.49%
2016	9,270	$1.44	to	$1.66	$15,984	—	0.00%	to	0.90%	6.41%		to	5.45%
2015	9,546	$1.35	to	$1.57	$15,448	—	0.00%	to	0.90%	1.71%		to	0.79%
2014	9,998	$1.33	to	$1.56	$16,006	—	0.00%	to	0.90%	10.13%		to	9.14%
2013	10,474	$1.21	to	$1.43	$15,301	—	0.00%	to	0.90%	21.45%		to	20.35%
Col VP Disciplined Core, Cl 3
2017	14,208	$1.69	to	$1.71	$26,443	—	0.30%	to	0.90%	23.85%		to	23.11%
2016	15,578	$1.36	to	$1.39	$23,421	—	0.30%	to	0.90%	7.61%		to	6.96%
2015	17,119	$1.27	to	$1.30	$24,113	—	0.30%	to	0.90%	0.46%		to	(0.15%)
2014	18,336	$1.26	to	$1.30	$25,704	—	0.30%	to	0.90%	14.88%		to	14.19%
2013	20,031	$1.10	to	$1.14	$24,384	—	0.30%	to	0.90%	13.84	%(5)	to	32.45%
Col VP Divd Opp, Cl 3
2017	4,610	$1.45	to	$2.98	$12,263	—	0.30%	to	0.90%	13.94%		to	13.26%
2016	4,787	$1.28	to	$2.63	$11,643	—	0.30%	to	0.90%	13.18%		to	12.50%
2015	5,165	$1.13	to	$2.34	$11,356	—	0.30%	to	0.90%	(3.06%)		to	(3.64%)
2014	5,647	$1.16	to	$2.43	$13,274	—	0.30%	to	0.90%	9.58%		to	8.92%
2013	5,911	$1.06	to	$2.23	$13,074	—	0.30%	to	0.90%	9.93	%(5)	to	25.58%
Col VP Emer Mkts, Cl 3
2017	1,072	$1.43	to	$3.97	$3,158	0.09%	0.30%	to	0.90%	46.62%		to	45.74%
2016	1,102	$0.98	to	$2.73	$2,349	0.10%	0.30%	to	0.90%	4.66%		to	4.03%
2015	1,125	$0.93	to	$2.62	$2,387	0.13%	0.30%	to	0.90%	(9.27%)		to	(9.82%)
2014	1,076	$1.03	to	$2.91	$2,692	0.24%	0.30%	to	0.90%	(2.56%)		to	(3.15%)
2013	1,048	$1.06	to	$3.00	$2,881	0.58%	0.30%	to	0.90%	7.75	%(5)	to	(2.68%)

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT	75

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Global Bond, Cl 3
2017	1,345	$0.96	to	$1.72	$1,728	—	0.30%	to	0.90%	5.46%		to	4.83%
2016	1,347	$0.91	to	$1.64	$1,726	—	0.30%	to	0.90%	(1.52%)		to	(2.11%)
2015	1,358	$0.93	to	$1.67	$1,824	—	0.30%	to	0.90%	(6.45%)		to	(7.02%)
2014	1,326	$0.99	to	$1.80	$2,083	—	0.30%	to	0.90%	0.50%		to	(0.12%)
2013	1,368	$0.99	to	$1.80	$2,290	5.66%	0.30%	to	0.90%	(0.30	%)(5)	to	(8.54%)
Col VP Govt Money Mkt, Cl 3
2017	2,860	$1.00	to	$1.05	$2,846	0.29%	0.20%	to	0.90%	0.17	%(9)	to	(0.60%)
2016	2,997	$0.99	to	$1.05	$3,018	0.01%	0.30%	to	0.90%	(0.29%)		to	(0.87%)
2015	2,865	$0.99	to	$1.06	$2,906	0.01%	0.30%	to	0.90%	(0.29%)		to	(0.89%)
2014	3,025	$1.00	to	$1.07	$3,124	0.01%	0.30%	to	0.90%	(0.29%)		to	(0.89%)
2013	3,296	$1.00	to	$1.08	$3,449	0.01%	0.30%	to	0.90%	(0.11	%)(5)	to	(0.88%)
Col VP Hi Yield Bond, Cl 3
2017	1,495	$1.24	to	$2.73	$3,095	5.35%	0.30%	to	0.90%	6.09%		to	5.45%
2016	1,508	$1.17	to	$2.59	$3,130	5.98%	0.30%	to	0.90%	11.39%		to	10.72%
2015	1,583	$1.05	to	$2.34	$2,978	6.06%	0.30%	to	0.90%	(1.43%)		to	(2.03%)
2014	1,452	$1.06	to	$2.39	$3,162	6.08%	0.30%	to	0.90%	3.31%		to	2.68%
2013	1,487	$1.03	to	$2.32	$3,347	6.54%	0.30%	to	0.90%	3.67	%(5)	to	5.11%
Col VP Inc Opp, Cl 3
2017	587	$1.23	to	$1.98	$1,116	6.06%	0.30%	to	0.90%	6.07%		to	5.43%
2016	640	$1.16	to	$1.88	$1,171	11.56%	0.30%	to	0.90%	10.53%		to	9.86%
2015	434	$1.05	to	$1.71	$745	9.19%	0.30%	to	0.90%	(1.32%)		to	(1.91%)
2014	469	$1.07	to	$1.74	$815	—	0.30%	to	0.90%	3.46%		to	2.83%
2013	514	$1.03	to	$1.69	$890	13.04%	0.30%	to	0.90%	3.93	%(5)	to	4.08%
Col VP Inter Bond, Cl 3
2017	4,697	$1.13	to	$1.79	$7,438	2.68%	0.30%	to	0.90%	3.42%		to	2.80%
2016	5,072	$1.10	to	$1.74	$7,912	1.65%	0.30%	to	0.90%	4.23%		to	3.60%
2015	5,055	$1.05	to	$1.68	$7,663	1.32%	0.30%	to	0.90%	(0.13%)		to	(0.74%)
2014	5,141	$1.05	to	$1.70	$8,198	2.59%	0.30%	to	0.90%	5.01%		to	4.37%
2013	5,729	$1.00	to	$1.63	$8,927	4.39%	0.30%	to	0.90%	1.21	%(5)	to	(3.27%)
Col VP Lg Cap Gro, Cl 3
2017	1,181	$1.75	to	$1.39	$2,381	—	0.30%	to	0.90%	27.56%		to	26.80%
2016	1,451	$1.37	to	$1.10	$2,150	—	0.30%	to	0.90%	0.87%		to	0.26%
2015	1,591	$1.36	to	$1.10	$2,268	—	0.30%	to	0.90%	8.68%		to	8.02%
2014	1,613	$1.25	to	$1.02	$2,075	—	0.30%	to	0.90%	13.70%		to	13.01%
2013	1,750	$1.10	to	$0.90	$1,849	—	0.30%	to	0.90%	13.64	%(5)	to	29.09%
Col VP Lg Cap Index, Cl 3
2017	3,792	$2.00	to	$2.17	$9,690	—	0.00%	to	0.90%	21.29%		to	20.20%
2016	3,910	$1.65	to	$1.81	$7,877	—	0.00%	to	0.90%	11.51%		to	10.50%
2015	3,491	$1.48	to	$1.63	$6,424	—	0.00%	to	0.90%	0.86%		to	(0.05%)
2014	3,367	$1.47	to	$1.64	$6,328	—	0.00%	to	0.90%	13.21%		to	12.19%
2013	3,433	$1.30	to	$1.46	$5,650	—	0.00%	to	0.90%	31.75%		to	30.56%
Col VP Limited Duration Cr, Cl 2
2017	534	$1.06	to	$0.96	$524	2.22%	0.00%	to	0.90%	1.80%		to	0.89%
2016	390	$1.04	to	$0.96	$379	3.61%	0.00%	to	0.90%	5.28%		to	4.33%
2015	302	$0.99	to	$0.92	$281	6.93%	0.00%	to	0.90%	(2.49%)		to	(3.37%)
2014	33	$1.02	to	$0.95	$33	0.30%	0.00%	to	0.90%	0.31%		to	(1.92	%)(7)
2013	1	$1.01	to	$1.01	$1	1.32%	0.00%	to	0.00%	1.19%		to	1.19%
Col VP Mid Cap Gro, Cl 3
2017	217	$1.52	to	$2.67	$636	—	0.30%	to	0.90%	22.42%		to	21.69%
2016	247	$1.24	to	$2.19	$574	—	0.30%	to	0.90%	1.86%		to	1.24%
2015	217	$1.22	to	$2.16	$533	—	0.30%	to	0.90%	5.18%		to	4.54%
2014	225	$1.16	to	$2.07	$517	—	0.30%	to	0.90%	6.96%		to	6.32%
2013	259	$1.09	to	$1.95	$548	—	0.30%	to	0.90%	13.02	%(5)	to	29.85%

76	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Mid Cap Val, Cl 3
2017	284	$1.47	to	$2.01	$730	—	0.30%	to	0.90%	13.05%		to	12.37%
2016	369	$1.30	to	$1.79	$708	—	0.30%	to	0.90%	13.66%		to	12.98%
2015	350	$1.15	to	$1.58	$597	—	0.30%	to	0.90%	(5.24%)		to	(5.82%)
2014	376	$1.21	to	$1.68	$688	—	0.30%	to	0.90%	11.84%		to	11.16%
2013	494	$1.08	to	$1.51	$781	—	0.30%	to	0.90%	13.03	%(5)	to	36.50%
Col VP Overseas Core, Cl 3
2017	5,039	$1.25	to	$1.14	$6,104	1.97%	0.30%	to	0.90%	26.99%		to	26.23%
2016	5,598	$0.99	to	$0.91	$5,343	1.50%	0.30%	to	0.90%	(6.38%)		to	(6.95%)
2015	6,184	$1.05	to	$0.97	$6,304	0.92%	0.30%	to	0.90%	4.72%		to	4.09%
2014	6,516	$1.01	to	$0.94	$6,318	1.76%	0.30%	to	0.90%	(8.83%)		to	(9.38%)
2013	6,967	$1.10	to	$1.03	$7,398	1.66%	0.30%	to	0.90%	10.96	%(5)	to	21.06%
Col VP Select Lg Cap Val, Cl 3
2017	177	$1.63	to	$2.25	$434	—	0.30%	to	0.90%	20.44%		to	19.73%
2016	196	$1.35	to	$1.88	$459	—	0.30%	to	0.90%	19.46%		to	18.74%
2015	198	$1.13	to	$1.58	$393	—	0.30%	to	0.90%	(5.31%)		to	(5.88%)
2014	216	$1.19	to	$1.68	$455	—	0.30%	to	0.90%	11.05%		to	10.38%
2013	177	$1.07	to	$1.52	$351	—	0.30%	to	0.90%	12.32	%(5)	to	36.55%
Col VP Select Sm Cap Val, Cl 3
2017	396	$1.44	to	$2.92	$1,302	—	0.30%	to	0.90%	11.86%		to	11.20%
2016	383	$1.29	to	$2.62	$1,152	—	0.30%	to	0.90%	13.49%		to	12.81%
2015	419	$1.14	to	$2.32	$1,098	—	0.30%	to	0.90%	(3.52%)		to	(4.10%)
2014	453	$1.18	to	$2.42	$1,227	—	0.30%	to	0.90%	5.66%		to	5.03%
2013	475	$1.12	to	$2.31	$1,197	—	0.30%	to	0.90%	15.96	%(5)	to	47.05%
Col VP US Govt Mtge, Cl 3
2017	1,260	$1.13	to	$1.34	$1,551	2.76%	0.30%	to	0.90%	2.91%		to	2.29%
2016	1,358	$1.10	to	$1.31	$1,638	2.77%	0.30%	to	0.90%	2.27%		to	1.66%
2015	1,431	$1.07	to	$1.29	$1,705	2.84%	0.30%	to	0.90%	0.91%		to	0.30%
2014	1,584	$1.06	to	$1.29	$1,930	1.81%	0.30%	to	0.90%	5.47%		to	4.83%
2013	1,842	$1.01	to	$1.23	$2,178	0.61%	0.30%	to	0.90%	1.68	%(5)	to	(2.84%)
CS Commodity Return
2017	620	$0.70	to	$0.51	$378	9.33%	0.30%	to	0.90%	1.21%		to	0.61%
2016	596	$0.69	to	$0.51	$341	—	0.30%	to	0.90%	11.69%		to	11.02%
2015	626	$0.62	to	$0.46	$324	—	0.30%	to	0.90%	(25.32%)		to	(25.77%)
2014	702	$0.83	to	$0.62	$483	—	0.30%	to	0.90%	(17.26%)		to	(17.76%)
2013	751	$1.00	to	$0.75	$610	—	0.30%	to	0.90%	(3.49	%)(5)	to	(11.08%)
CTIVP BR Gl Infl Prot Sec, Cl 3
2017	566	$1.16	to	$1.47	$799	2.32%	0.30%	to	0.90%	2.24%		to	1.63%
2016	576	$1.13	to	$1.44	$804	—	0.30%	to	0.90%	8.18%		to	7.52%
2015	538	$1.05	to	$1.34	$706	36.81%	0.30%	to	0.90%	(1.79%)		to	(2.38%)
2014	576	$1.07	to	$1.37	$776	—	0.30%	to	0.90%	8.27%		to	7.61%
2013	606	$0.98	to	$1.28	$767	—	0.30%	to	0.90%	0.27	%(5)	to	(6.33%)
CTIVP MFS Blend Res Core Eq, Cl 3
2017	207	$1.57	to	$1.62	$419	—	0.30%	to	0.90%	19.91%		to	19.20%
2016	250	$1.31	to	$1.36	$390	—	0.30%	to	0.90%	9.36%		to	8.70%
2015	268	$1.20	to	$1.25	$364	—	0.30%	to	0.90%	0.16%		to	(0.45%)
2014	275	$1.20	to	$1.26	$372	—	0.30%	to	0.90%	11.42%		to	10.75%
2013	287	$1.07	to	$1.13	$344	—	0.30%	to	0.90%	11.17	%(5)	to	27.24%
CTIVP Vty Sycamore Estb Val, Cl 3
2017	165	$1.71	to	$2.49	$492	—	0.30%	to	0.90%	15.38%		to	14.69%
2016	142	$1.48	to	$2.17	$350	—	0.30%	to	0.90%	20.28%		to	19.55%
2015	90	$1.23	to	$1.81	$189	—	0.30%	to	0.90%	(0.13%)		to	(0.74%)
2014	64	$1.23	to	$1.83	$134	—	0.30%	to	0.90%	11.69%		to	11.02%
2013	77	$1.10	to	$1.65	$139	—	0.30%	to	0.90%	13.86	%(5)	to	34.64%

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT	77

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Deutsche Alt Asset Alloc VIP, Cl B
2017	150	$1.10	to	$1.00	$161	1.85%	0.00%	to	0.90%	7.01%		to	6.05%
2016	123	$1.03	to	$0.94	$122	2.15%	0.00%	to	0.90%	4.99%		to	4.05%
2015	159	$0.98	to	$0.91	$149	2.21%	0.00%	to	0.90%	(6.54%)		to	(7.38%)
2014	45	$1.05	to	$0.98	$45	0.49%	0.00%	to	0.90%	3.24%		to	(2.90	%)(7)
2013	4	$1.01	to	$1.01	$4	0.33%	0.00%	to	0.00%	0.75%		to	0.75%
EV VT Floating-Rate Inc, Init Cl
2017	781	$1.12	to	$1.32	$1,132	3.26%	0.30%	to	0.90%	3.11%		to	2.49%
2016	760	$1.09	to	$1.29	$1,090	3.49%	0.30%	to	0.90%	8.62%		to	7.97%
2015	781	$1.00	to	$1.19	$1,032	3.33%	0.30%	to	0.90%	(1.28%)		to	(1.88%)
2014	861	$1.01	to	$1.22	$1,133	3.15%	0.30%	to	0.90%	0.27%		to	(0.33%)
2013	964	$1.01	to	$1.22	$1,254	3.49%	0.30%	to	0.90%	1.14	%(5)	to	2.92%
Fid VIP Contrafund, Serv Cl 2
2017	1,893	$1.90	to	$1.95	$4,188	0.78%	0.00%	to	0.90%	21.59%		to	20.50%
2016	2,120	$1.57	to	$1.62	$3,802	0.59%	0.00%	to	0.90%	7.73%		to	6.77%
2015	2,431	$1.45	to	$1.51	$4,110	0.81%	0.00%	to	0.90%	0.42%		to	(0.48%)
2014	2,452	$1.45	to	$1.52	$4,138	0.74%	0.00%	to	0.90%	11.65%		to	10.65%
2013	2,519	$1.30	to	$1.38	$3,742	0.86%	0.00%	to	0.90%	30.95%		to	29.78%
Fid VIP Gro & Inc, Serv Cl
2017	1,456	$3.60	to	$2.28	$4,110	1.17%	0.45%	to	0.90%	16.25%		to	15.73%
2016	1,603	$3.10	to	$1.97	$3,912	1.61%	0.45%	to	0.90%	15.43%		to	14.91%
2015	1,850	$2.68	to	$1.71	$3,900	1.98%	0.45%	to	0.90%	(2.79%)		to	(3.23%)
2014	1,970	$2.76	to	$1.77	$4,280	1.65%	0.45%	to	0.90%	9.89%		to	9.40%
2013	2,176	$2.51	to	$1.62	$4,278	1.77%	0.45%	to	0.90%	32.86%		to	32.26%
Fid VIP Mid Cap, Serv Cl
2017	1,574	$3.61	to	$4.42	$6,341	0.61%	0.45%	to	0.90%	20.16%		to	19.62%
2016	1,765	$3.00	to	$3.69	$5,916	0.41%	0.45%	to	0.90%	11.61%		to	11.11%
2015	2,037	$2.69	to	$3.33	$6,143	0.39%	0.45%	to	0.90%	(1.94%)		to	(2.38%)
2014	2,206	$2.74	to	$3.41	$6,798	0.16%	0.45%	to	0.90%	5.72%		to	5.25%
2013	2,418	$2.60	to	$3.24	$7,084	0.41%	0.45%	to	0.90%	35.45%		to	34.84%
Fid VIP Overseas, Serv Cl
2017	738	$2.39	to	$1.70	$1,440	1.32%	0.45%	to	0.90%	29.52%		to	28.94%
2016	806	$1.85	to	$1.32	$1,215	1.36%	0.45%	to	0.90%	(5.55%)		to	(5.97%)
2015	829	$1.95	to	$1.40	$1,329	1.31%	0.45%	to	0.90%	3.03%		to	2.56%
2014	846	$1.90	to	$1.37	$1,308	1.23%	0.45%	to	0.90%	(8.57%)		to	(8.98%)
2013	914	$2.07	to	$1.50	$1,542	1.27%	0.45%	to	0.90%	29.79%		to	29.21%
Frank Global Real Est, Cl 2
2017	1,054	$1.27	to	$2.60	$2,420	3.14%	0.30%	to	0.90%	10.14%		to	9.49%
2016	1,133	$1.15	to	$2.37	$2,408	1.20%	0.30%	to	0.90%	0.24%		to	(0.36%)
2015	1,195	$1.15	to	$2.38	$2,562	3.24%	0.30%	to	0.90%	0.27%		to	(0.33%)
2014	1,223	$1.15	to	$2.39	$2,784	0.45%	0.30%	to	0.90%	14.66%		to	13.98%
2013	1,271	$1.00	to	$2.10	$2,602	4.57%	0.30%	to	0.90%	4.54	%(5)	to	1.40%
Frank Inc, Cl 2
2017	155	$1.28	to	$1.08	$168	4.10%	0.00%	to	0.90%	9.67%		to	8.69%
2016	149	$1.17	to	$1.00	$149	4.94%	0.00%	to	0.90%	14.02%		to	13.00%
2015	97	$1.02	to	$0.88	$86	4.61%	0.00%	to	0.90%	(7.05%)		to	(7.89%)
2014	116	$1.10	to	$0.96	$112	0.02%	0.00%	to	0.90%	4.62%		to	(5.08	%)(7)
2013	—	$1.05	to	$1.05	$0	—	0.00%	to	0.00%	2.68	%(6)	to	2.68	%(6)
Frank Mutual Shares, Cl 2
2017	802	$1.63	to	$2.46	$1,763	2.26%	0.00%	to	0.90%	8.35%		to	7.38%
2016	775	$1.51	to	$2.29	$1,712	1.98%	0.00%	to	0.90%	16.06%		to	15.02%
2015	899	$1.30	to	$1.99	$1,729	3.02%	0.00%	to	0.90%	(4.94%)		to	(5.79%)
2014	919	$1.37	to	$2.11	$1,924	1.98%	0.00%	to	0.90%	7.12%		to	6.16%
2013	994	$1.28	to	$1.99	$1,964	2.13%	0.00%	to	0.90%	28.26%		to	27.11%

78	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Frank Sm Cap Val, Cl 2
2017	791	$1.94	to	$4.49	$2,560	0.52%	0.00%	to	0.90%	10.65%		to	9.66%
2016	800	$1.76	to	$4.09	$2,522	0.81%	0.00%	to	0.90%	30.19%		to	29.02%
2015	850	$1.35	to	$3.17	$2,134	0.64%	0.00%	to	0.90%	(7.39%)		to	(8.22%)
2014	839	$1.46	to	$3.46	$2,540	0.62%	0.00%	to	0.90%	0.57%		to	(0.33%)
2013	817	$1.45	to	$3.47	$2,679	1.30%	0.00%	to	0.90%	36.23%		to	35.02%
GS VIT Mid Cap Val, Inst
2017	1,980	$1.38	to	$4.33	$6,052	0.73%	0.30%	to	0.90%	10.74%		to	10.08%
2016	1,955	$1.24	to	$3.93	$5,944	1.36%	0.30%	to	0.90%	13.19%		to	12.52%
2015	2,085	$1.10	to	$3.49	$5,805	0.40%	0.30%	to	0.90%	(9.36%)		to	(9.90%)
2014	1,997	$1.21	to	$3.88	$6,716	0.98%	0.30%	to	0.90%	13.23%		to	12.55%
2013	2,045	$1.07	to	$3.45	$6,469	0.87%	0.30%	to	0.90%	11.69	%(5)	to	31.70%
GS VIT Multi-Strategy Alt, Advisor
2017	49	$0.97	to	$0.94	$47	1.73%	0.00%	to	0.90%	5.14%		to	4.20%
2016	61	$0.93	to	$0.91	$56	0.91%	0.00%	to	0.90%	0.27%		to	(0.62%)
2015	35	$0.92	to	$0.91	$32	2.67%	0.00%	to	0.90%	(4.89%)		to	(5.74%)
2014	19	$0.97	to	$0.97	$19	7.20%	0.00%	to	0.90%	(2.82	%)(7)	to	(3.26	%)(7)
GS VIT Sm Cap Eq Insights, Inst
2017	136	$4.01	to	$3.10	$479	0.58%	0.45%	to	0.90%	11.07%		to	10.57%
2016	133	$3.61	to	$2.81	$423	1.18%	0.45%	to	0.90%	22.65%		to	22.10%
2015	147	$2.94	to	$2.30	$378	0.29%	0.45%	to	0.90%	(2.37%)		to	(2.80%)
2014	156	$3.01	to	$2.36	$411	0.77%	0.45%	to	0.90%	6.45%		to	5.97%
2013	166	$2.83	to	$2.23	$414	0.98%	0.45%	to	0.90%	35.01%		to	34.41%
GS VIT U.S. Eq Insights, Inst
2017	900	$1.74	to	$2.23	$2,588	1.36%	0.30%	to	0.90%	23.70%		to	22.96%
2016	1,033	$1.41	to	$1.81	$2,375	1.31%	0.30%	to	0.90%	10.40%		to	9.74%
2015	1,109	$1.28	to	$1.65	$2,300	1.35%	0.30%	to	0.90%	(0.31%)		to	(0.91%)
2014	1,220	$1.28	to	$1.67	$2,416	1.44%	0.30%	to	0.90%	16.02%		to	15.32%
2013	1,364	$1.10	to	$1.44	$2,232	1.12%	0.30%	to	0.90%	14.38	%(5)	to	36.29%
Invesco VI Am Fran, Ser I
2017	257	$1.98	to	$1.93	$503	0.08%	0.45%	to	0.90%	26.77%		to	26.20%
2016	299	$1.56	to	$1.53	$462	—	0.45%	to	0.90%	1.81%		to	1.35%
2015	349	$1.53	to	$1.51	$531	—	0.45%	to	0.90%	4.54%		to	4.07%
2014	426	$1.46	to	$1.45	$619	0.04%	0.45%	to	0.90%	7.95%		to	7.47%
2013	340	$1.36	to	$1.35	$460	0.43%	0.45%	to	0.90%	39.51%		to	38.88%
Invesco VI Bal Risk Alloc, Ser II
2017	152	$1.24	to	$1.14	$178	3.88%	0.00%	to	0.90%	9.83%		to	8.85%
2016	141	$1.13	to	$1.05	$150	0.22%	0.00%	to	0.90%	11.51%		to	10.52%
2015	101	$1.01	to	$0.95	$98	5.03%	0.00%	to	0.90%	(4.40%)		to	(5.26%)
2014	12	$1.06	to	$1.00	$13	—	0.00%	to	0.90%	5.71%		to	(1.24	%)(7)
2013	—	$1.00	to	$1.00	$0	—	0.00%	to	0.00%	(0.81	%)(6)	to	(0.81	%)(6)
Invesco VI Comstock, Ser II
2017	136	$1.51	to	$1.77	$289	2.03%	0.30%	to	0.90%	17.22%		to	16.52%
2016	156	$1.28	to	$1.52	$275	1.26%	0.30%	to	0.90%	16.64%		to	15.94%
2015	199	$1.10	to	$1.31	$294	1.66%	0.30%	to	0.90%	(6.48%)		to	(7.03%)
2014	210	$1.18	to	$1.41	$321	1.20%	0.30%	to	0.90%	8.77%		to	8.12%
2013	421	$1.08	to	$1.30	$569	1.56%	0.30%	to	0.90%	11.89	%(5)	to	34.44%
Invesco VI Core Eq, Ser I
2017	3,152	$2.73	to	$3.29	$10,178	1.02%	0.45%	to	0.90%	12.67%		to	12.16%
2016	3,530	$2.42	to	$2.93	$10,164	0.75%	0.45%	to	0.90%	9.77%		to	9.28%
2015	3,930	$2.21	to	$2.69	$10,319	1.11%	0.45%	to	0.90%	(6.19%)		to	(6.62%)
2014	4,278	$2.35	to	$2.88	$12,048	0.85%	0.45%	to	0.90%	7.66%		to	7.18%
2013	4,662	$2.19	to	$2.68	$12,257	1.38%	0.45%	to	0.90%	28.67%		to	28.09%
Invesco VI Div Divd, Ser I
2017	598	$1.51	to	$1.94	$1,162	1.67%	0.30%	to	0.90%	8.25%		to	7.60%
2016	708	$1.39	to	$1.80	$1,281	1.47%	0.30%	to	0.90%	14.47%		to	13.79%
2015	407	$1.21	to	$1.59	$649	1.77%	0.30%	to	0.90%	1.76%		to	1.15%
2014	398	$1.19	to	$1.57	$627	1.73%	0.30%	to	0.90%	12.49%		to	11.82%
2013	415	$1.06	to	$1.40	$583	2.64%	0.30%	to	0.90%	9.96	%(5)	to	29.86%

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT	79

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Invesco VI Intl Gro, Ser II
2017	753	$1.30	to	$1.29	$1,306	1.25%	0.30%	to	0.90%	22.36%		to	21.63%
2016	896	$1.06	to	$1.06	$1,187	1.19%	0.30%	to	0.90%	(0.99%)		to	(1.58%)
2015	860	$1.07	to	$1.08	$1,160	1.35%	0.30%	to	0.90%	(2.91%)		to	(3.49%)
2014	803	$1.10	to	$1.12	$1,100	1.43%	0.30%	to	0.90%	(0.21%)		to	(0.81%)
2013	743	$1.11	to	$1.13	$1,038	1.02%	0.30%	to	0.90%	10.65	%(5)	to	17.65%
Invesco VI Mid Cap Gro, Ser I
2017	395	$1.48	to	$1.73	$683	—	0.30%	to	0.90%	22.13%		to	21.40%
2016	451	$1.22	to	$1.42	$642	—	0.30%	to	0.90%	0.45%		to	(0.15%)
2015	309	$1.21	to	$1.42	$442	—	0.30%	to	0.90%	0.90%		to	0.30%
2014	313	$1.20	to	$1.42	$447	—	0.30%	to	0.90%	7.71%		to	7.07%
2013	314	$1.11	to	$1.33	$418	0.40%	0.30%	to	0.90%	14.88	%(5)	to	35.79%
Invesco VI Tech, Ser I
2017	163	$1.73	to	$2.94	$511	—	0.30%	to	0.90%	34.73%		to	33.93%
2016	172	$1.29	to	$2.19	$395	—	0.30%	to	0.90%	(1.05%)		to	(1.64%)
2015	177	$1.30	to	$2.23	$407	—	0.30%	to	0.90%	6.50%		to	5.86%
2014	168	$1.22	to	$2.11	$367	—	0.30%	to	0.90%	10.72%		to	10.06%
2013	182	$1.10	to	$1.92	$356	—	0.30%	to	0.90%	12.72	%(5)	to	24.02%
Ivy VIP Asset Strategy
2017	75	$1.09	to	$0.99	$76	1.53%	0.00%	to	0.90%	18.27%		to	17.22%
2016	99	$0.92	to	$0.84	$85	0.64%	0.00%	to	0.90%	(2.57%)		to	(3.44%)
2015	305	$0.95	to	$0.87	$279	0.40%	0.00%	to	0.90%	(8.35%)		to	(9.17%)
2014	302	$1.03	to	$0.96	$304	0.59%	0.00%	to	0.90%	(5.26%)		to	(4.86	%)(7)
2013	—	$1.09	to	$1.09	$0	—	0.00%	to	0.00%	4.56	%(6)	to	4.56	%(6)
Janus Henderson Enterprise, Serv
2017	177	$4.68	to	$2.05	$622	0.15%	0.45%	to	0.90%	26.52%		to	25.95%
2016	194	$3.70	to	$1.62	$532	0.02%	0.45%	to	0.90%	11.60%		to	11.10%
2015	226	$3.31	to	$1.46	$535	0.52%	0.45%	to	0.90%	3.30%		to	2.84%
2014	245	$3.21	to	$1.42	$556	0.03%	0.45%	to	0.90%	11.74%		to	11.24%
2013	257	$2.87	to	$1.28	$522	0.37%	0.45%	to	0.90%	31.45%		to	30.86%
Janus Henderson Global Tech, Serv
2017	601	$2.11	to	$1.76	$1,516	—	0.30%	to	0.90%	44.48%		to	43.62%
2016	666	$1.46	to	$1.23	$1,133	0.09%	0.30%	to	0.90%	13.51%		to	12.83%
2015	768	$1.29	to	$1.09	$1,153	—	0.30%	to	0.90%	4.33%		to	3.71%
2014	805	$1.24	to	$1.05	$1,118	—	0.30%	to	0.90%	9.02%		to	8.37%
2013	1,164	$1.13	to	$0.97	$1,342	—	0.30%	to	0.90%	15.23	%(5)	to	34.18%
Janus Henderson Overseas, Serv
2017	1,304	$1.07	to	$1.66	$2,189	1.59%	0.30%	to	0.90%	30.41%		to	29.63%
2016	1,462	$0.82	to	$1.28	$1,881	4.64%	0.30%	to	0.90%	(6.99%)		to	(7.54%)
2015	1,625	$0.89	to	$1.38	$2,283	0.51%	0.30%	to	0.90%	(9.08%)		to	(9.62%)
2014	1,700	$0.97	to	$1.53	$2,726	2.98%	0.30%	to	0.90%	(12.36%)		to	(12.89%)
2013	1,841	$1.11	to	$1.76	$3,383	3.05%	0.30%	to	0.90%	14.24	%(5)	to	13.26%
Janus Henderson Res, Serv
2017	218	$1.97	to	$1.95	$493	0.25%	0.00%	to	0.90%	27.56%		to	26.42%
2016	255	$1.55	to	$1.55	$435	0.38%	0.00%	to	0.90%	0.27%		to	(0.63%)
2015	298	$1.54	to	$1.55	$506	0.45%	0.00%	to	0.90%	5.07%		to	4.13%
2014	341	$1.47	to	$1.49	$550	0.22%	0.00%	to	0.90%	12.73%		to	11.72%
2013	412	$1.30	to	$1.34	$597	0.66%	0.00%	to	0.90%	29.99%		to	28.83%
Lazard Ret Global Dyn MA, Serv
2017	60	$1.36	to	$1.20	$73	—	0.00%	to	0.90%	20.53%		to	19.45%
2016	69	$1.13	to	$1.00	$70	0.27%	0.00%	to	0.90%	3.31%		to	2.38%
2015	53	$1.09	to	$0.98	$53	—	0.00%	to	0.90%	(0.44%)		to	(1.34%)
2014	46	$1.10	to	$0.99	$46	3.02%	0.00%	to	0.90%	2.68%		to	(1.84	%)(7)
2013	—	$1.07	to	$1.07	$0	1.43%	0.00%	to	0.00%	4.16	%(6)	to	4.16	%(6)
MFS Mass Inv Gro Stock, Serv Cl
2017	1,670	$1.32	to	$1.30	$2,190	0.42%	0.30%	to	0.90%	27.72%		to	26.96%
2016	1,877	$1.04	to	$1.02	$1,932	0.39%	0.30%	to	0.90%	5.53%		to	4.89%
2015	1,863	$0.98	to	$0.98	$1,824	0.59%	0.30%	to	0.90%	(1.85	%)(8)	to	(2.30	%)(8)

80	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
MFS New Dis, Serv Cl
2017	539	$1.39	to	$2.37	$1,565	—	0.30%	to	0.90%	25.95%		to	25.20%
2016	623	$1.10	to	$1.89	$1,435	—	0.30%	to	0.90%	8.47%		to	7.83%
2015	692	$1.02	to	$1.76	$1,462	—	0.30%	to	0.90%	(2.44%)		to	(3.02%)
2014	769	$1.04	to	$1.81	$1,639	—	0.30%	to	0.90%	(7.77%)		to	(8.32%)
2013	979	$1.13	to	$1.98	$2,236	—	0.30%	to	0.90%	16.41	%(5)	to	39.95%
MFS Utilities, Serv Cl
2017	511	$1.46	to	$4.23	$1,348	4.02%	0.00%	to	0.90%	14.49%		to	13.47%
2016	549	$1.27	to	$3.73	$1,422	3.67%	0.00%	to	0.90%	11.23%		to	10.24%
2015	581	$1.14	to	$3.38	$1,395	4.00%	0.00%	to	0.90%	(14.76%)		to	(15.52%)
2014	552	$1.34	to	$4.00	$1,782	1.85%	0.00%	to	0.90%	12.47%		to	11.46%
2013	531	$1.19	to	$3.59	$1,701	2.17%	0.00%	to	0.90%	20.21%		to	19.14%
MS VIF Global Real Est, Cl II
2017	255	$1.25	to	$1.16	$367	2.41%	0.30%	to	0.90%	9.38%		to	8.73%
2016	318	$1.14	to	$1.07	$385	1.39%	0.30%	to	0.90%	2.81%		to	2.20%
2015	412	$1.11	to	$1.05	$476	2.28%	0.30%	to	0.90%	(1.71%)		to	(2.30%)
2014	407	$1.13	to	$1.07	$472	0.73%	0.30%	to	0.90%	13.51%		to	12.83%
2013	403	$1.00	to	$0.95	$396	3.33%	0.30%	to	0.90%	4.24	%(5)	to	1.71%
MS VIF Mid Cap Gro, Cl II
2017	154	$1.70	to	$1.84	$323	—	0.00%	to	0.90%	38.60%		to	37.36%
2016	132	$1.22	to	$1.34	$198	—	0.00%	to	0.90%	(8.84%)		to	(9.66%)
2015	137	$1.34	to	$1.48	$227	—	0.00%	to	0.90%	(5.99%)		to	(6.83%)
2014	157	$1.43	to	$1.59	$275	—	0.00%	to	0.90%	1.84%		to	0.93%
2013	171	$1.40	to	$1.58	$307	0.23%	0.00%	to	0.90%	37.48%		to	36.25%
NB AMT US Eq Index PW Strat, Cl S
2017	13	$1.00	to	$0.97	$13	—	0.00%	to	0.90%	6.68%		to	5.73%
2016	9	$0.93	to	$0.91	$9	—	0.00%	to	0.90%	(0.65%)		to	(1.53%)
2015	0	$0.94	to	$0.93	$1	—	0.00%	to	0.90%	(5.06%)		to	(5.92%)
2014	—	$0.99	to	$0.99	$0	—	0.00%	to	0.90%	(1.19	%)(7)	to	(1.64	%)(7)
Oppen Global VA, Serv
2017	625	$1.91	to	$1.99	$1,438	0.73%	0.00%	to	0.90%	36.32%		to	35.10%
2016	639	$1.40	to	$1.48	$1,075	0.77%	0.00%	to	0.90%	(0.16%)		to	(1.05%)
2015	588	$1.41	to	$1.49	$994	1.09%	0.00%	to	0.90%	3.67%		to	2.74%
2014	581	$1.36	to	$1.45	$938	0.87%	0.00%	to	0.90%	2.06%		to	1.14%
2013	556	$1.33	to	$1.44	$870	1.21%	0.00%	to	0.90%	26.99%		to	25.85%
Oppen Global Strategic Inc VA, Srv
2017	1,320	$1.14	to	$1.54	$2,060	2.00%	0.00%	to	0.90%	6.04%		to	5.09%
2016	1,417	$1.07	to	$1.46	$2,094	4.58%	0.00%	to	0.90%	6.26%		to	5.31%
2015	1,518	$1.01	to	$1.39	$2,127	5.45%	0.00%	to	0.90%	(2.49%)		to	(3.37%)
2014	1,683	$1.04	to	$1.44	$2,425	3.90%	0.00%	to	0.90%	2.49%		to	1.57%
2013	1,858	$1.01	to	$1.41	$2,649	4.79%	0.00%	to	0.90%	0.00	%(6)	to	(1.26%)
Oppen Main St Sm Cap VA, Serv
2017	518	$2.04	to	$2.12	$1,185	0.64%	0.00%	to	0.90%	13.91%		to	12.89%
2016	584	$1.79	to	$1.88	$1,168	0.25%	0.00%	to	0.90%	17.67%		to	16.62%
2015	514	$1.52	to	$1.61	$903	0.61%	0.00%	to	0.90%	(6.09%)		to	(6.94%)
2014	491	$1.62	to	$1.73	$917	0.64%	0.00%	to	0.90%	11.65%		to	10.65%
2013	446	$1.45	to	$1.56	$747	0.70%	0.00%	to	0.90%	40.63%		to	39.36%
PIMCO VIT All Asset, Advisor Cl
2017	745	$1.19	to	$1.52	$1,183	4.52%	0.00%	to	0.90%	13.38%		to	12.36%
2016	725	$1.05	to	$1.35	$1,017	2.42%	0.00%	to	0.90%	12.90%		to	11.90%
2015	880	$0.93	to	$1.21	$1,099	3.07%	0.00%	to	0.90%	(9.19%)		to	(10.00%)
2014	1,069	$1.02	to	$1.34	$1,477	4.59%	0.00%	to	0.90%	0.45%		to	(0.45%)
2013	1,619	$1.02	to	$1.35	$2,239	4.02%	0.00%	to	0.90%	0.12%		to	(0.79%)
PIMCO VIT Tot Return, Advisor Cl
2017	159	$1.12	to	$1.06	$177	1.93%	0.00%	to	0.90%	4.81%		to	3.87%
2016	120	$1.07	to	$1.03	$132	1.96%	0.00%	to	0.90%	2.58%		to	1.66%
2015	15	$1.04	to	$1.01	$24	5.38%	0.00%	to	0.90%	0.01%		to	(0.93%)
2014	5	$1.04	to	$1.02	$15	3.50%	0.00%	to	0.90%	4.53%		to	0.91	%(7)
2013	—	$1.00	to	$1.00	$2	3.02%	0.00%	to	0.00%	(0.59	%)(6)	to	(0.59	%)(6)

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT	81

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Put VT Global Hlth Care, Cl IB
2017	337	$1.53	to	$3.05	$996	0.51%	0.30%	to	0.90%	14.95%		to	14.27%
2016	336	$1.33	to	$2.67	$868	—	0.30%	to	0.90%	(11.62%)		to	(12.14%)
2015	373	$1.51	to	$3.04	$1,077	7.21%	0.30%	to	0.90%	7.46%		to	6.82%
2014	300	$1.40	to	$2.84	$825	8.88%	0.30%	to	0.90%	27.26%		to	26.50%
2013	280	$1.10	to	$2.25	$608	1.00%	0.30%	to	0.90%	13.46	%(5)	to	40.39%
Put VT Hi Yield, Cl IB
2017	177	$2.39	to	$2.72	$457	6.01%	0.45%	to	0.90%	6.50%		to	6.02%
2016	218	$2.24	to	$2.56	$526	6.26%	0.45%	to	0.90%	15.03%		to	14.51%
2015	225	$1.95	to	$2.24	$473	6.89%	0.45%	to	0.90%	(5.77%)		to	(6.20%)
2014	239	$2.07	to	$2.38	$536	6.04%	0.45%	to	0.90%	1.11%		to	0.64%
2013	251	$2.05	to	$2.37	$558	7.11%	0.45%	to	0.90%	7.37%		to	6.89%
Put VT Intl Eq, Cl IB
2017	133	$1.29	to	$2.12	$271	2.19%	0.30%	to	0.90%	26.20%		to	25.45%
2016	148	$1.02	to	$1.69	$239	3.48%	0.30%	to	0.90%	(2.75%)		to	(3.33%)
2015	158	$1.05	to	$1.75	$260	1.13%	0.30%	to	0.90%	(0.16%)		to	(0.76%)
2014	150	$1.05	to	$1.76	$247	0.81%	0.30%	to	0.90%	(7.06%)		to	(7.61%)
2013	99	$1.13	to	$1.91	$190	1.33%	0.30%	to	0.90%	13.11	%(5)	to	26.92%
Put VT Sus Leaders, Cl IA
2017	2,814	$3.87	to	$3.34	$9,537	0.86%	0.45%	to	0.90%	28.98%		to	28.40%
2016	3,110	$3.00	to	$2.61	$8,204	0.95%	0.45%	to	0.90%	7.58%		to	7.10%
2015	3,361	$2.79	to	$2.43	$8,249	1.89%	0.45%	to	0.90%	(0.52%)		to	(0.97%)
2014	3,555	$2.80	to	$2.46	$8,808	0.52%	0.45%	to	0.90%	13.29%		to	12.78%
2013	3,876	$2.47	to	$2.18	$8,507	0.74%	0.45%	to	0.90%	36.13%		to	35.52%
Royce Micro-Cap, Invest Cl
2017	730	$2.59	to	$3.33	$2,144	0.67%	0.45%	to	0.90%	4.71%		to	4.25%
2016	773	$2.47	to	$3.19	$2,183	0.72%	0.45%	to	0.90%	19.18%		to	18.64%
2015	839	$2.07	to	$2.69	$1,993	—	0.45%	to	0.90%	(12.85%)		to	(13.24%)
2014	926	$2.38	to	$3.10	$2,544	—	0.45%	to	0.90%	(4.01%)		to	(4.44%)
2013	1,029	$2.48	to	$3.24	$2,962	0.50%	0.45%	to	0.90%	20.44%		to	19.90%
Temp Global Bond, Cl 2
2017	167	$1.04	to	$0.96	$163	—	0.00%	to	0.90%	1.93%		to	1.01%
2016	120	$1.02	to	$0.95	$115	—	0.00%	to	0.90%	2.94%		to	2.02%
2015	64	$0.99	to	$0.94	$61	8.17%	0.00%	to	0.90%	(4.30%)		to	(5.16%)
2014	15	$1.04	to	$0.99	$16	3.97%	0.00%	to	0.90%	1.83%		to	(1.76	%)(7)
2013	0	$1.02	to	$1.02	$0	—	0.00%	to	0.00%	0.38	%(6)	to	0.38	%(6)
Third Ave Val
2017	869	$2.51	to	$2.78	$2,287	0.84%	0.45%	to	0.90%	13.08%		to	12.57%
2016	959	$2.22	to	$2.47	$2,240	0.80%	0.45%	to	0.90%	11.72%		to	11.22%
2015	1,128	$1.99	to	$2.22	$2,371	3.32%	0.45%	to	0.90%	(9.30%)		to	(9.71%)
2014	1,200	$2.19	to	$2.46	$2,785	2.95%	0.45%	to	0.90%	3.91%		to	3.44%
2013	1,319	$2.11	to	$2.38	$2,953	3.34%	0.45%	to	0.90%	18.44%		to	17.90%
VanEck VIP Global Gold, Cl S
2017	177	$1.02	to	$0.93	$169	3.05%	0.00%	to	0.90%	11.63%		to	10.63%
2016	87	$0.91	to	$0.84	$74	0.15%	0.00%	to	0.90%	47.94%		to	46.62%
2015	21	$0.61	to	$0.57	$12	—	0.00%	to	0.90%	(24.16%)		to	(24.84%)
2014	3	$0.81	to	$0.76	$3	0.05%	0.00%	to	0.90%	(6.04%)		to	(30.79	%)(7)
2013	—	$0.86	to	$0.86	$0	—	0.00%	to	0.00%	(13.73	%)(6)	to	(13.73	%)(6)
VP Aggr, Cl 2
2017	8,849	$1.61	to	$1.85	$15,109	—	0.00%	to	0.90%	18.91%		to	17.85%
2016	8,158	$1.35	to	$1.57	$12,162	—	0.00%	to	0.90%	5.91%		to	4.96%
2015	7,413	$1.27	to	$1.49	$10,765	—	0.00%	to	0.90%	(0.76%)		to	(1.65%)
2014	6,859	$1.28	to	$1.52	$10,138	—	0.00%	to	0.90%	5.53%		to	4.58%
2013	5,304	$1.22	to	$1.45	$7,552	—	0.00%	to	0.90%	20.74%		to	19.65%

82	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Aggr, Cl 4
2017	11,043	$1.40	to	$1.85	$19,448	—	0.30%	to	0.90%	18.52%		to	17.81%
2016	11,858	$1.18	to	$1.57	$18,133	—	0.30%	to	0.90%	5.66%		to	5.02%
2015	12,136	$1.12	to	$1.50	$17,702	—	0.30%	to	0.90%	(1.05%)		to	(1.65%)
2014	12,398	$1.13	to	$1.52	$18,508	—	0.30%	to	0.90%	5.20%		to	4.57%
2013	12,590	$1.07	to	$1.45	$18,296	—	0.30%	to	0.90%	9.58	%(5)	to	19.62%
VP Conserv, Cl 2
2017	431	$1.20	to	$1.30	$562	—	0.00%	to	0.90%	7.42%		to	6.46%
2016	456	$1.12	to	$1.22	$558	—	0.00%	to	0.90%	3.44%		to	2.51%
2015	452	$1.08	to	$1.19	$540	—	0.00%	to	0.90%	(0.16%)		to	(1.06%)
2014	462	$1.08	to	$1.20	$557	—	0.00%	to	0.90%	4.24%		to	3.30%
2013	594	$1.04	to	$1.16	$692	—	0.00%	to	0.90%	3.18%		to	2.24%
VP Conserv, Cl 4
2017	657	$1.16	to	$1.30	$866	—	0.30%	to	0.90%	7.02%		to	6.38%
2016	781	$1.09	to	$1.22	$962	—	0.30%	to	0.90%	3.13%		to	2.51%
2015	693	$1.05	to	$1.19	$829	—	0.30%	to	0.90%	(0.46%)		to	(1.06%)
2014	861	$1.06	to	$1.20	$1,037	—	0.30%	to	0.90%	4.03%		to	3.39%
2013	2,039	$1.02	to	$1.16	$2,369	—	0.30%	to	0.90%	2.71	%(5)	to	2.16%
VP Man Vol Conserv, Cl 2
2017	36	$1.11	to	$1.08	$39	—	0.00%	to	0.90%	7.89%		to	6.92%
2016	36	$1.03	to	$1.01	$37	—	0.00%	to	0.90%	3.06%		to	2.13%
2015	30	$1.00	to	$0.99	$30	—	0.00%	to	0.90%	(1.13%)		to	(2.03%)
2014	40	$1.01	to	$1.01	$41	—	0.00%	to	0.90%	0.67	%(7)	to	0.21	%(7)
VP Man Vol Conserv Gro, Cl 2
2017	11	$1.14	to	$1.10	$13	—	0.00%	to	0.90%	11.19%		to	10.20%
2016	62	$1.03	to	$1.00	$62	—	0.00%	to	0.90%	3.17%		to	2.24%
2015	31	$0.99	to	$0.98	$30	—	0.00%	to	0.90%	(1.83%)		to	(2.71%)
2014	—	$1.01	to	$1.01	$0	—	0.00%	to	0.90%	0.55	%(7)	to	0.10	%(7)
VP Man Vol Gro, Cl 2
2017	1,339	$1.19	to	$1.15	$1,548	—	0.00%	to	0.90%	17.48%		to	16.43%
2016	1,304	$1.01	to	$0.99	$1,292	—	0.00%	to	0.90%	3.37%		to	2.44%
2015	1,364	$0.98	to	$0.96	$1,318	—	0.00%	to	0.90%	(3.34%)		to	(4.21%)
2014	1,257	$1.01	to	$1.01	$1,266	—	0.00%	to	0.90%	0.34	%(7)	to	(0.11	%)(7)
VP Man Vol Mod Gro, Cl 2
2017	835	$1.17	to	$1.13	$965	—	0.00%	to	0.90%	14.34%		to	13.32%
2016	615	$1.02	to	$1.00	$622	—	0.00%	to	0.90%	3.42%		to	2.49%
2015	595	$0.99	to	$0.97	$584	—	0.00%	to	0.90%	(2.52%)		to	(3.40%)
2014	150	$1.01	to	$1.01	$152	—	0.00%	to	0.90%	0.57	%(7)	to	0.12	%(7)
VP Mod, Cl 2
2017	16,763	$1.39	to	$1.57	$25,948	—	0.00%	to	0.90%	13.22%		to	12.21%
2016	16,812	$1.23	to	$1.40	$23,295	—	0.00%	to	0.90%	4.63%		to	3.70%
2015	17,283	$1.17	to	$1.35	$23,057	—	0.00%	to	0.90%	(0.56%)		to	(1.45%)
2014	17,227	$1.18	to	$1.37	$23,454	—	0.00%	to	0.90%	5.06%		to	4.12%
2013	15,914	$1.12	to	$1.32	$20,966	—	0.00%	to	0.90%	11.36%		to	10.35%
VP Mod, Cl 4
2017	26,048	$1.28	to	$1.58	$40,666	—	0.30%	to	0.90%	12.87%		to	12.19%
2016	27,471	$1.13	to	$1.40	$38,287	—	0.30%	to	0.90%	4.32%		to	3.69%
2015	28,089	$1.08	to	$1.35	$37,962	—	0.30%	to	0.90%	(0.85%)		to	(1.45%)
2014	29,433	$1.09	to	$1.37	$40,467	—	0.30%	to	0.90%	4.74%		to	4.11%
2013	30,538	$1.04	to	$1.32	$40,410	—	0.30%	to	0.90%	6.03	%(5)	to	10.42%
VP Mod Aggr, Cl 2
2017	19,479	$1.49	to	$1.71	$32,059	—	0.00%	to	0.90%	16.15%		to	15.11%
2016	19,493	$1.28	to	$1.49	$28,055	—	0.00%	to	0.90%	5.27%		to	4.32%
2015	19,073	$1.22	to	$1.42	$26,390	—	0.00%	to	0.90%	(0.73%)		to	(1.62%)
2014	17,168	$1.23	to	$1.45	$24,432	—	0.00%	to	0.90%	5.15%		to	4.20%
2013	14,647	$1.17	to	$1.39	$20,036	—	0.00%	to	0.90%	16.08%		to	15.03%

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT	83

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Mod Aggr, Cl 4
2017	36,588	$1.33	to	$1.71	$61,837	—	0.30%	to	0.90%	15.85%		to	15.15%
2016	37,017	$1.15	to	$1.49	$54,692	—	0.30%	to	0.90%	4.95%		to	4.32%
2015	39,365	$1.10	to	$1.43	$55,727	—	0.30%	to	0.90%	(1.09%)		to	(1.69%)
2014	41,128	$1.11	to	$1.45	$59,724	—	0.30%	to	0.90%	4.90%		to	4.26%
2013	40,845	$1.06	to	$1.39	$56,902	—	0.30%	to	0.90%	7.75	%(5)	to	15.00%
VP Mod Conserv, Cl 2
2017	1,663	$1.29	to	$1.43	$2,383	—	0.00%	to	0.90%	10.01%		to	9.02%
2016	1,993	$1.17	to	$1.31	$2,624	—	0.00%	to	0.90%	3.97%		to	3.03%
2015	2,010	$1.13	to	$1.27	$2,568	—	0.00%	to	0.90%	(0.22%)		to	(1.12%)
2014	2,036	$1.13	to	$1.28	$2,628	—	0.00%	to	0.90%	4.77%		to	3.83%
2013	2,034	$1.08	to	$1.24	$2,524	—	0.00%	to	0.90%	7.12%		to	6.16%
VP Mod Conserv, Cl 4
2017	3,275	$1.22	to	$1.43	$4,719	—	0.30%	to	0.90%	9.59%		to	8.93%
2016	3,865	$1.11	to	$1.31	$5,050	—	0.30%	to	0.90%	3.73%		to	3.10%
2015	3,962	$1.07	to	$1.27	$5,026	—	0.30%	to	0.90%	(0.60%)		to	(1.20%)
2014	4,126	$1.08	to	$1.29	$5,324	—	0.30%	to	0.90%	4.45%		to	3.82%
2013	4,375	$1.03	to	$1.24	$5,432	—	0.30%	to	0.90%	4.46	%(5)	to	6.14%
VP Ptnrs Sm Cap Val, Cl 3
2017	229	$1.34	to	$3.18	$676	—	0.30%	to	0.90%	6.70%		to	6.07%
2016	256	$1.25	to	$3.00	$731	—	0.30%	to	0.90%	25.16%		to	24.41%
2015	261	$1.00	to	$2.41	$609	—	0.30%	to	0.90%	(9.62%)		to	(10.17%)
2014	265	$1.11	to	$2.68	$688	—	0.30%	to	0.90%	1.76%		to	1.14%
2013	284	$1.09	to	$2.65	$748	—	0.30%	to	0.90%	13.13	%(5)	to	33.59%
Wanger Intl
2017	2,026	$1.38	to	$3.18	$5,342	1.22%	0.30%	to	0.90%	32.51%		to	31.73%
2016	2,002	$1.04	to	$2.42	$4,346	1.15%	0.30%	to	0.90%	(1.70%)		to	(2.29%)
2015	2,189	$1.06	to	$2.47	$4,955	1.45%	0.30%	to	0.90%	(0.20%)		to	(0.80%)
2014	2,170	$1.06	to	$2.49	$5,158	1.44%	0.30%	to	0.90%	(4.69%)		to	(5.26%)
2013	2,189	$1.12	to	$2.63	$5,675	2.63%	0.30%	to	0.90%	11.20	%(5)	to	21.27%
Wanger USA
2017	1,869	$1.53	to	$4.13	$6,223	—	0.30%	to	0.90%	19.22%		to	18.51%
2016	1,932	$1.28	to	$3.49	$5,751	—	0.30%	to	0.90%	13.35%		to	12.67%
2015	2,100	$1.13	to	$3.10	$5,663	—	0.30%	to	0.90%	(0.90%)		to	(1.50%)
2014	2,075	$1.14	to	$3.14	$6,022	—	0.30%	to	0.90%	4.47%		to	3.84%
2013	2,186	$1.09	to	$3.03	$6,465	0.14%	0.30%	to	0.90%	13.75	%(5)	to	32.55%
WF VT Intl Eq, Cl 2
2017	612	$1.35	to	$2.04	$1,255	2.83%	0.30%	to	0.90%	23.97%		to	23.23%
2016	638	$1.09	to	$1.66	$1,061	2.81%	0.30%	to	0.90%	2.99%		to	2.37%
2015	653	$1.06	to	$1.62	$1,073	3.93%	0.30%	to	0.90%	1.50%		to	0.89%
2014	650	$1.04	to	$1.61	$1,058	2.70%	0.30%	to	0.90%	(5.64%)		to	(6.20%)
2013	666	$1.10	to	$1.71	$1,152	2.15%	0.30%	to	0.90%	9.22	%(5)	to	18.45%
WF VT Opp, Cl 2
2017	373	$1.94	to	$3.43	$1,143	0.68%	0.00%	to	0.90%	20.44%		to	19.36%
2016	373	$1.61	to	$2.88	$1,008	2.05%	0.00%	to	0.90%	12.23%		to	11.23%
2015	353	$1.43	to	$2.59	$901	0.13%	0.00%	to	0.90%	(3.08%)		to	(3.95%)
2014	352	$1.48	to	$2.69	$956	0.06%	0.00%	to	0.90%	10.42%		to	9.43%
2013	371	$1.34	to	$2.46	$921	0.20%	0.00%	to	0.90%	30.68%		to	29.51%
WF VT Sm Cap Gro, Cl 2
2017	344	$1.87	to	$3.96	$916	—	0.00%	to	0.90%	25.86%		to	24.73%
2016	355	$1.48	to	$3.18	$784	—	0.00%	to	0.90%	7.75%		to	6.78%
2015	363	$1.38	to	$2.98	$775	—	0.00%	to	0.90%	(2.88%)		to	(3.75%)
2014	326	$1.42	to	$3.09	$790	—	0.00%	to	0.90%	(1.88%)		to	(2.76%)
2013	279	$1.44	to	$3.18	$846	—	0.00%	to	0.90%	50.22%		to	48.88%

(1)	The accumulation unit values and total returns are based on the life insurance policies with the lowest and highest expense ratios.
(2)

These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.

84	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT

(3)

These ratios represent the annualized policy expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(4)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of minimum to maximum values, based on the subaccounts representing the minimum and maximum expense ratio amounts, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.

(5)	New subaccount operations commenced on Aug. 19, 2013.
(6)	New subaccount operations commenced on Oct. 21, 2013.
(7)	New subaccount operations commenced on June 30, 2014.
(8)	New subaccount operations commenced on March 27, 2015.
(9)	New subaccount operations commenced on April 28, 2017.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2017 ANNUAL REPORT	85

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK:

Opinion on the Financial Statements

We have audited the accompanying balance sheets of RiverSource Life Insurance Co. of New York as of December 31, 2017 and December 31, 2016, and the related statements of income, comprehensive income, shareholder’s equity and cash flows for each of the three years in the period ended December 31, 2017, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2017 and December 31, 2016, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Minneapolis, Minnesota

April 19, 2018

We have served as the Company’s auditor since 2010.

RiverSource Life Insurance Co. of New York

BALANCE SHEETS

(in thousands, except share amounts)

December 31,	2017	2016
Assets
Investments:
Available-for-Sale: Fixed maturities, at fair value (amortized cost: 2017, $1,704,001; 2016, $1,723,511)	$1,807,243	$1,814,710
Commercial mortgage loans, at amortized cost (less allowance for loan losses: 2017 and 2016, $2,038)	149,365	131,733
Policy loans	48,656	47,423
Other investments	387	380
Total investments	2,005,651	1,994,246
Cash and cash equivalents	61,556	52,710
Reinsurance recoverables	145,410	140,513
Other receivables	8,391	11,848
Accrued investment income	16,682	18,003
Deferred acquisition costs	165,465	161,813
Other assets	128,352	153,261
Separate account assets	4,756,769	4,397,443
Total assets	$7,288,276	$6,929,837

Liabilities and Shareholder’s Equity
Liabilities:
Policyholder account balances, future policy benefits and claims	$1,932,768	$1,962,921
Other liabilities	157,688	152,578
Separate account liabilities	4,756,769	4,397,443
Total liabilities	6,847,225	6,512,942
Shareholder’s equity:
Common stock, $10 par value; 200,000 shares authorized, issued and outstanding	2,000	2,000
Additional paid-in capital	106,926	106,926
Retained earnings	291,562	273,890
Accumulated other comprehensive income, net of tax	40,563	34,079
Total shareholder’s equity	441,051	416,895
Total liabilities and shareholder’s equity	$7,288,276	$6,929,837

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF INCOME

(in thousands)

Years ended December 31,	2017	2016	2015
Revenues
Premiums	$23,515	$21,911	$23,091
Net investment income	79,910	83,832	85,903
Policy and contract charges	114,699	117,085	110,716
Other revenues	23,733	23,081	23,475
Net realized investment gains (losses)	2,880	1,175	(482)
Total revenues	244,737	247,084	242,703

Benefits and expenses
Benefits, claims, losses and settlement expenses	56,168	91,572	74,107
Interest credited to fixed accounts	47,968	47,349	48,138
Amortization of deferred acquisition costs	13,693	15,710	15,096
Other insurance and operating expenses	40,274	38,069	41,535
Total benefits and expenses	158,103	192,700	178,876
Pretax income (loss)	86,634	54,384	63,827
Income tax provision (benefit)	18,962	10,412	14,264
Net income	$67,672	$43,972	$49,563

Supplemental Disclosures:
Total other-than-temporary impairment losses on securities	$—	$(47)	$(776)
Portion of loss recognized in other comprehensive income (before taxes)	—	27	375
Net impairment losses recognized in net realized investment gains (losses)	$—	$(20)	$(401)

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF COMPREHENSIVE INCOME

(in thousands)

Years ended December 31,	2017	2016	2015

Net income	$67,672	$43,972	$49,563
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on securities	6,484	5,202	(26,677)
Total comprehensive income	$74,156	$49,174	$22,886

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF SHAREHOLDER’S EQUITY

(in thousands)

	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income	Total
Balances at January 1, 2015	$2,000	$106,906	$255,355	$55,554	$419,815
Comprehensive income:
Net income	—	—	49,563	—	49,563
Other comprehensive income (loss), net of tax	—	—	—	(26,677)	(26,677)

Total comprehensive income					22,886
Tax adjustment on share-based incentive compensation plan	—	9	—	—	9
Cash dividends to RiverSource Life Insurance Company	—	—	(25,000)	—	(25,000)

Balances at December 31, 2015	2,000	106,915	279,918	28,877	417,710
Comprehensive income:
Net income	—	—	43,972	—	43,972
Other comprehensive income (loss), net of tax	—	—	—	5,202	5,202

Total comprehensive income					49,174
Tax adjustment on share-based incentive compensation plan	—	11	—	—	11
Cash dividends to RiverSource Life Insurance Company	—	—	(50,000)	—	(50,000)

Balances at December 31, 2016	2,000	106,926	273,890	34,079	416,895
Comprehensive income:
Net income	—	—	67,672	—	67,672
Other comprehensive income (loss), net of tax	—	—	—	6,484	6,484

Total comprehensive income					74,156
Cash dividends to RiverSource Life Insurance Company	—	—	(50,000)	—	(50,000)
Balances at December 31, 2017	$2,000	$106,926	$291,562	$40,563	$441,051

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF CASH FLOWS

(in thousands)

Years ended December 31,	2017	2016	2015
Cash Flows from Operating Activities
Net income	$67,672	$43,972	$49,563
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation, amortization and accretion, net	3,759	3,982	3,499
Deferred income tax (benefit) expense	6,137	(4,851)	(3,557)
Contractholder and policyholder charges, non-cash	(24,038)	(22,842)	(21,737)
(Gain) loss from equity method investments	(35)	(16)	9
Net realized investment (gains) losses	(2,880)	(1,195)	81
Other-than-temporary impairments recognized in net realized investment gains (losses)	—	20	401
Changes in operating assets and liabilities:
Deferred acquisition costs	(4,467)	(2,793)	(3,965)
Policyholder account balances, future policy benefits and claims, net	(25,033)	18,532	41,444
Derivatives, net of collateral	32,903	5,391	37,312
Reinsurance recoverables	(5,850)	(13,988)	(8,323)
Other receivables	3,455	(1,410)	(1,872)
Accrued investment income	1,321	684	461
Other, net	(2,720)	23,066	23,269
Net cash provided by (used in) operating activities	50,224	48,552	116,585

Cash Flows from Investing Activities
Available-for-Sale securities:
Proceeds from sales	16,029	30,915	11,350
Maturities, sinking fund payments and calls	201,117	171,173	192,721
Purchases	(199,628)	(208,835)	(219,602)
Proceeds from maturities and repayments of commercial mortgage loans	12,454	21,962	17,439
Funding of commercial mortgage loans	(30,085)	(18,244)	(8,277)
Net proceeds from sales of other investments	37	—	7
Purchase of other investments	(10)	(5)	—
Purchase of land, buildings, equipment and software	—	—	(22)
Change in policy loans, net	(1,233)	(683)	(1,628)
Cash received for written options with deferred premiums	—	7,399	—
Net cash provided by (used in) investing activities	(1,319)	3,682	(8,012)

Cash Flows from Financing Activities
Policyholder account balances:
Deposits and other additions	147,035	140,526	147,391
Net transfers from (to) separate accounts	(13,075)	(2,542)	(22,966)
Surrenders and other benefits	(113,885)	(118,428)	(172,766)
Proceeds from line of credit with Ameriprise Financial, Inc.	1,300	1,000	6,300
Payments on line of credit with Ameriprise Financial, Inc.	(1,300)	(1,000)	(6,300)
Cash paid for purchased options with deferred premiums	(10,134)	(12,892)	(15,563)
Cash dividends to RiverSource Life Insurance Company	(50,000)	(50,000)	(25,000)
Net cash provided by (used in) financing activities	(40,059)	(43,336)	(88,904)
Net increase (decrease) in cash and cash equivalents	8,846	8,898	19,669
Cash and cash equivalents at beginning of period	52,710	43,812	24,143
Cash and cash equivalents at end of period	$61,556	$52,710	$43,812

Supplemental Disclosures:
Income taxes paid (received), net	$20,516	$(5,057)	$(2,011)
Interest paid on borrowings	—	—	1

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

NOTES TO FINANCIAL STATEMENTS

1.  NATURE OF BUSINESS AND BASIS OF PRESENTATION

RiverSource Life Insurance Co. of New York (the “Company”) is a stock life insurance company which is domiciled and holds a Certificate of Authority in the State of New York. The Company is a wholly owned subsidiary of RiverSource Life Insurance Company (“RiverSource Life”), which is domiciled in Minnesota. RiverSource Life is a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”). The Company issues insurance and annuity products to customers in the State of New York.

In 2017, the Company recorded the following out-of-period corrections:

•

a $0.8 million out-of-period correction related to a variable annuity model assumption that decreased amortization of deferred acquisition costs (“DAC”) by $0.7 million and decreased benefits, claims, losses and settlement expenses by $0.1 million.

•	a $0.9 million decrease to benefits, claims, losses and settlement expenses related to the reversal of loss recognition from the prior year.

•	a $1.0 million decrease to income tax provision for a reversal of a tax reserve.

In 2016, the Company recorded a $1.2 million increase to long term care (“LTC”) reserves for an out-of-period correction related to its claim utilization factor.

The impact of these out-of-period corrections was not material to current or prior period financial statements.

The accompanying financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) which vary in certain respects from reporting practices prescribed or permitted by the New York State Department of Financial Services (“New York Department”) (the Company’s primary regulator) as described in Note 14.

The Company evaluated events or transactions that may have occurred after the balance sheet date for potential recognition or disclosure through the date the financial statements were issued. No subsequent events or transactions were identified.

The Company’s principal products are variable deferred annuities, universal life (“UL”) insurance, including indexed universal life (“IUL”), and variable universal life (“VUL”) insurance which are issued primarily to individuals. Waiver of premium and accidental death benefit riders are generally available with the UL products, in addition to other benefit riders. Variable annuity contract purchasers can choose to add optional benefit riders to their contracts, such as guaranteed minimum death benefit (“GMDB”), guaranteed minimum withdrawal benefit (“GMWB”) and guaranteed minimum accumulation benefit (“GMAB”) riders.

The Company also offers immediate annuities, fixed deferred annuities, and traditional life and disability income (“DI”) insurance. The Company issues only non-participating life insurance policies which do not pay dividends to policyholders and contractholders.

Nearly all of the Company’s business is sold through the retail distribution channel of Ameriprise Financial Services, Inc. (“AFSI”), a subsidiary of Ameriprise Financial. RiverSource Distributors, Inc., a subsidiary of Ameriprise Financial, serves as the principal underwriter and distributor of variable annuity and life insurance products issued by the Company.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Amounts Based on Estimates and Assumptions

Accounting estimates are an integral part of the Financial Statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, DAC and the corresponding recognition of DAC amortization, valuation of derivative instruments and hedging activities, claims reserves and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

Investments

Available-for-Sale Securities

Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (“AOCI”), net of impacts to DAC, deferred sales inducement costs (“DSIC”), unearned revenue, benefit reserves, reinsurance recoverables and income taxes. Gains and losses are recognized on a trade date basis in the Statements of Income upon disposition of the securities.

When the fair value of an investment is less than its amortized cost, the Company assesses whether or not: (i) it has the intent to sell the security (made a decision to sell) or (ii) it is more likely than not that the Company will be required to sell the security before its anticipated recovery. If either of these conditions exist, an other-than-temporary impairment is considered to have occurred and the Company recognizes an other-than-temporary impairment for the difference between the investment’s amortized cost and its fair value through earnings. For securities that do not meet the above criteria and the Company does not expect to

RiverSource Life Insurance Co. of New York

recover a security’s amortized cost, the security is also considered other-than-temporarily impaired. For these securities, the Company separates the total impairment into the credit loss component and the amount of the loss related to other factors. The amount of the total other-than-temporary impairment related to credit loss is recognized in earnings.

The amount of the total other-than-temporary impairment related to other factors is recognized in other comprehensive income (“OCI”), net of impacts to DAC, DSIC, unearned revenue, benefit reserves, reinsurance recoverables and income taxes. For Available-for-Sale securities that have recognized an other-than-temporary impairment through earnings, the difference between the amortized cost and the cash flows expected to be collected is accreted as interest income if through subsequent evaluation there is a sustained increase in the cash flow expected. Subsequent increases and decreases in the fair value of Available-for-Sale securities are included in OCI.

The Company provides a supplemental disclosure on the face of its Statements of Income that presents: (i) total other-than-temporary impairment losses recognized during the period and (ii) the portion of other-than-temporary impairment losses recognized in OCI. The sum of these amounts represents the credit-related portion of other-than-temporary impairments that were recognized in earnings during the period. The portion of other-than-temporary losses recognized in OCI includes: (i) the portion of other-than-temporary impairment losses related to factors other than credit recognized during the period and (ii) reclassifications of other-than-temporary impairment losses previously determined to be related to factors other than credit that are determined to be credit-related in the current period. The amount presented on the Statements of Income as the portion of other-than-temporary losses recognized in OCI excludes subsequent increases and decreases in the fair value of these securities.

For all securities that are considered temporarily impaired, the Company does not intend to sell these securities (has not made a decision to sell) and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis. The Company believes that it will collect all principal and interest due on all investments that have amortized cost in excess of fair value that are considered only temporarily impaired.

Factors the Company considers in determining whether declines in the fair value of fixed maturity securities are other-than-temporary include: (i) the extent to which the market value is below amortized cost; (ii) the duration of time in which there has been a significant decline in value; (iii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iv) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors. In order to determine the amount of the credit loss component for corporate debt securities considered other-than-temporarily impaired, a best estimate of the present value of cash flows expected to be collected discounted at the security’s effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and the Company’s position in the debtor’s overall capital structure.

For structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities and asset backed securities), the Company also considers factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections in assessing potential other-than-temporary impairments of these investments. Based upon these factors, securities that have indicators of potential other-than-temporary impairment are subject to detailed review by management. Securities for which declines are considered temporary continue to be monitored by management until management determines there is no current risk of an other-than-temporary impairment.

Financing Receivables

Commercial Mortgage Loans

Commercial mortgage loans, net reflect the Company’s interest in commercial mortgage loans and are stated at amortized cost, net of allowances for loan losses. Interest income is accrued on the unpaid principal balances of the loans as earned.

Policy Loans

Policy loans include life insurance policy and annuity loans and are reported at the unpaid principal balance, plus accrued interest. When originated, policy loan balances do not exceed the cash surrender value of the underlying products. As there is minimal risk of loss related to these loans, the Company does not record an allowance for loan losses for policy loans.

Nonaccrual Loans

Generally, loans are evaluated for or placed on nonaccrual status when either the collection of interest or principal has become 90 days past due or is otherwise considered doubtful of collection. When a loan is placed on nonaccrual status, unpaid accrued interest is reversed. Interest payments received on loans on nonaccrual status are generally applied to principal unless the remaining principal balance has been determined to be fully collectible.

Commercial mortgage loans are evaluated for impairment when the loan is considered for nonaccrual status, restructured or foreclosure proceedings are initiated on the property. If it is determined that the fair value is less than the current loan balance, it is written down to fair value less estimated selling costs. Foreclosed property is recorded as real estate owned in other investments.

RiverSource Life Insurance Co. of New York

Allowance for Loan Losses

Management determines the adequacy of the allowance for loan losses based on the overall loan portfolio composition, recent and historical loss experience, and other pertinent factors, including when applicable, internal risk ratings, loan-to-value (“LTV”) ratios and occupancy rates, along with economic and market conditions. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change.

The Company determines the amount of the allowance based on management’s assessment of relative risk characteristics of the loan portfolio. The allowance is recorded for homogeneous loan categories on a pool basis, based on an analysis of product mix and risk characteristics of the portfolio, including geographic concentration, bankruptcy experiences, and historical losses, adjusted for current trends and market conditions.

While the Company attributes portions of the allowance to specific loan pools as part of the allowance estimation process, the entire allowance is available to absorb losses inherent in the total loan portfolio. The allowance is increased through provisions charged to net realized investment gains (losses) and reduced/increased by net charge-offs/recoveries.

Impaired Loans

The Company considers a loan to be impaired when, based on current information and events, it is probable the Company will not be able to collect all amounts due (both interest and principal) according to the contractual terms of the loan agreement. Impaired loans may also include loans that have been modified in troubled debt restructurings as a concession to borrowers experiencing financial difficulties. Management evaluates for impairment all restructured loans and loans with higher impairment risk factors. Factors used by the Company to determine whether all amounts due on commercial mortgage loans will be collected, include but are not limited to, the financial condition of the borrower, performance of the underlying properties, collateral and/or guarantees on the loan, and the borrower’s estimated future ability to pay based on property type and geographic location. The impairment recognized is measured as the excess of the loan’s recorded investment over: (i) the present value of its expected principal and interest payments discounted at the loan’s effective interest rate; (ii) the fair value of collateral; or (iii) the loan’s observable market price.

Restructured Loans

A loan is classified as a restructured loan when the Company makes certain concessionary modifications to contractual terms for borrowers experiencing financial difficulties. When the interest rate, minimum payments and/or due dates have been modified in an attempt to make the loan more affordable to a borrower experiencing financial difficulties, the modification is considered a troubled debt restructuring. Generally, performance prior to the restructuring or significant events that coincide with the restructuring are considered in assessing whether the borrower can meet the new terms which may result in the loan being returned to accrual status at the time of the restructuring or after a performance period. If the borrower’s ability to meet the revised payment schedule is not reasonably assured, the loan remains on nonaccrual status.

Cash and Cash Equivalents

Cash equivalents include highly liquid investments with original or remaining maturities at the time of purchase of 90 days or less.

Reinsurance

The Company cedes insurance risk to other insurers under reinsurance agreements. The Company evaluates the financial condition of its reinsurers prior to entering into new reinsurance contracts and on a periodic basis during the contract term.

Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Reinsurance premiums for traditional life, LTC and DI, net of the change in any prepaid reinsurance asset, are reported as a reduction of premiums. UL and VUL reinsurance premiums are reported as a reduction of policy and contract charges. In addition, for UL and VUL insurance policies, the net cost of reinsurance ceded, which represents the discounted amount of the expected cash flows between the reinsurer and the Company, is classified as an asset or contra asset and amortized over the estimated life of the policies in proportion to the estimated gross profits (“EGPs”) and is subject to retrospective adjustment in a manner similar to retrospective adjustment of DAC. The assumptions used to project the expected cash flows are consistent with those used for DAC valuation for the same contracts. Changes in the net cost of reinsurance are reflected as a component of policy and contract charges. Reinsurance recoveries are reported as components of benefits, claims, losses and settlement expenses.

Insurance liabilities are reported before the effects of reinsurance. Policyholder account balances, future policy benefits and claims recoverable under reinsurance contracts are recorded as reinsurance recoverables.

The Company also assumes life insurance and fixed annuity risk from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within policyholder account balances, future policy benefits and claims.

See Note 8 for additional information on reinsurance.

RiverSource Life Insurance Co. of New York

Derivative Instruments and Hedging Activities

Freestanding derivative instruments are recorded at fair value and are reflected in other assets or other liabilities. The Company’s policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. The Company primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment.

Derivative instruments that are entered into for hedging purposes are designated as such at the time the Company enters into the contract. For all derivative instruments that are designated for hedging activities, the Company documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also documents its risk management objectives and strategies for entering into the hedge transactions. The Company assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, the Company will discontinue the application of hedge accounting.

For derivative instruments that do not qualify for hedge accounting or are not designated as accounting hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Statements of Income based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Statements of Income with the corresponding change in the hedged asset or liability.

The equity component of IUL obligations is considered an embedded derivative. Additionally, certain annuities contain GMAB and GMWB provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are also considered embedded derivatives.

See Note 12 for information regarding the Company’s fair value measurement of derivative instruments and Note 16 for the impact of derivatives on the Statements of Income.

Deferred Acquisition Costs

The Company incurs costs in connection with acquiring new and renewal insurance and annuity businesses. The portion of these costs which are incremental and direct to the acquisition of a new or renewal insurance policy or annuity contract are deferred. Significant costs capitalized include sales based compensation related to the acquisition of new and renewal insurance policies and annuity contracts, medical inspection costs for successful sales, and a portion of employee compensation and benefit costs based upon the amount of time spent on successful sales. Sales based compensation paid to AFSI advisors and employees and third-party distributors is capitalized. Employee compensation and benefits costs which are capitalized relate primarily to sales efforts, underwriting and processing. All other costs which are not incremental direct costs of acquiring an insurance policy or annuity contract are expensed as incurred. The DAC associated with insurance policies or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

The Company monitors other DAC amortization assumptions, such as persistency, mortality, morbidity, interest margin, variable annuity benefit utilization and maintenance expense levels each quarter and, when assessed independently, each could impact the Company’s DAC balances.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless the Company’s management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

Non-Traditional Long-Duration Products

For non-traditional long-duration products (including variable and fixed deferred annuity contracts, UL and VUL insurance products), DAC are amortized based on projections of EGPs over amortization periods equal to the approximate life of the business.

EGPs vary based on persistency rates (assumptions at which contractholders and policyholders are expected to surrender, make withdrawals from and make deposits to their contracts), mortality levels, client asset value growth rates (based on equity and bond market performance), variable annuity benefit utilization and interest margins (the spread between earned rates on invested assets and rates credited to contractholder and policyholder accounts) and are management’s best estimates. Management regularly monitors financial market conditions and actual contractholder and policyholder behavior experience and compares them to its assumptions. These assumptions are updated whenever it appears that earlier estimates should be revised. When assumptions are changed, the percentage of EGPs used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions

RiverSource Life Insurance Co. of New York

can be either positive or negative in any particular period and is reflected in the period in which such changes are made. At each balance sheet date, the DAC balance is adjusted for the effect that would result from the realization of unrealized gains or losses impacting EGPs, with the related change recognized through AOCI.

The client asset value growth rates are the rates at which variable annuity and VUL insurance contract values invested in separate accounts are assumed to appreciate in the future. The rates used vary by equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. The Company typically uses a five-year mean reversion process as a guideline in setting near-term equity fund growth rates based on a long-term view of financial market performance as well as recent actual performance. The suggested near-term equity fund growth rate is reviewed quarterly to ensure consistency with management’s assessment of anticipated equity market performance. DAC amortization expense recorded in a period when client asset value growth rates exceed management’s near-term estimate will typically be less than in a period when growth rates fall short of management’s near-term estimate.

Traditional Long-Duration Products

For traditional long-duration products (including traditional life and DI insurance products), DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium paying period. The assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities.

For traditional life and DI insurance products, the assumptions provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC are not recoverable. If management concludes that DAC are not recoverable, DAC are reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in the Statements of Income.

Deferred Sales Inducement Costs

Sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. DSIC is recorded in other assets and amortization of DSIC is recorded in benefits, claims, losses and settlement expenses.

Separate Account Assets and Liabilities

Separate account assets and liabilities are primarily funds held for the benefit of variable annuity contractholders and variable life insurance policyholders, who have a contractual right to receive the benefits of their contract or policy and bear the related investment risk. Gains and losses on separate account assets accrue directly to the contractholder or policyholder and are not reported in the Company’s Statements of Income. Separate account assets are recorded at fair value. Changes in the fair value of separate account assets are offset by changes in the related separate account liabilities.

Policyholder Account Balances, Future Policy Benefits and Claims

The Company establishes reserves to cover the risks associated with non-traditional and traditional long-duration products. Reserves for non-traditional long-duration products include the liabilities related to guaranteed benefit provisions added to variable annuity contracts, variable and fixed annuity contracts and UL and VUL policies and the embedded derivatives related to variable annuity contracts and IUL insurance. Reserves for traditional long-duration products are established to provide adequately for future benefits and expenses for term life, whole life, DI and LTC insurance products.

Changes in future policy benefits and claims are reflected in earnings in the period adjustments are made. Where applicable, benefit amounts expected to be recoverable from reinsurance companies who share in the risk are separately recorded as reinsurance recoverables.

Non-Traditional Long-Duration Products

The liabilities for non-traditional long-duration products include fixed account values on variable and fixed annuities and UL and VUL policies, liabilities for guaranteed benefits associated with variable annuities and embedded derivatives for variable annuities and IUL products.

Liabilities for fixed account values on variable and fixed deferred annuities and UL and VUL policies are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

A portion of the Company’s UL and VUL policies have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges. The liability for these future losses is determined by estimating the death benefits in excess of account value and recognizing the excess over the estimated life based on expected assessments (e.g. cost of insurance charges, contractual administrative charges, similar fees and investment margin). See Note 10 for information regarding the liability for contracts with secondary guarantees.

RiverSource Life Insurance Co. of New York

Liabilities for indexed accounts of IUL products are equal to the accumulation of host contract values covering guaranteed benefits and the fair value of embedded equity options.

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a guaranteed minimum income benefit (“GMIB”) guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated life based on expected assessments.

The liability for the life contingent benefits associated with GMWB provisions is determined by estimating the expected value of benefits that are contingent upon survival after the account value is equal to zero and recognizing the benefits over the estimated life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

In determining the liabilities for GMDB, GMIB and the life contingent benefits associated with GMWB, the Company projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency, benefit utilization and investment margins and are consistent with those used for DAC valuation for the same contracts. As with DAC, unless the Company’s management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

See Note 10 for information regarding variable annuity guarantees.

The fair value of embedded derivatives related to GMAB and the non-life contingent benefits associated with GMWB provisions and IUL fluctuate based on equity, interest rate and credit markets and the estimate of the Company’s nonperformance risk, which can cause these embedded derivatives to be either an asset or a liability. See Note 12 for information regarding the fair value measurement of embedded derivatives.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates.

Traditional Long-Duration Products

The liabilities for traditional long-duration products include liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies.

Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These unpaid amounts are calculated using anticipated claim continuance rates based on established industry tables, adjusted as appropriate for the Company’s experience. The discount rates used to calculate present values are based on average interest rates earned on assets supporting the liability for unpaid amounts.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life and DI insurance policies are based on the net level premium and LTC policies are based on a gross premium valuation reflecting management’s best estimate assumptions. Both include anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on the Company’s experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors.

For term life, whole life, DI and LTC policies, the Company utilizes best estimate assumptions as of the date the policy is issued with provisions for the risk of adverse deviation, as appropriate. After the liabilities are initially established, management performs premium deficiency tests using best estimate assumptions without provisions for adverse deviation annually in the third quarter of each year unless management identifies a material deviation over the course of quarterly monitoring. If the liabilities determined based on these best estimate assumptions are greater than the net reserves (i.e., GAAP reserves net of any DAC balance), the existing net reserves are adjusted by first reducing the DAC balance by the amount of the deficiency or to zero through a charge to current period earnings. If the deficiency is more than the DAC balance, then the net reserves are increased by the excess through a charge to current period earnings. If a premium deficiency is recognized, the assumptions as of the date of

RiverSource Life Insurance Co. of New York

the loss recognition are locked in and used in subsequent periods. The assumptions for LTC insurance products are management’s best estimate as of the date of loss recognition and thus no longer provide for adverse deviations in experience.

See Note 9 for information regarding the liabilities for traditional long-duration products.

Unearned Revenue Liability

The Company’s UL and VUL policies require payment of fees or other policyholder assessments in advance for services to be provided in future periods. These charges are deferred as unearned revenue and amortized using EGPs, similar to DAC. The unearned revenue liability is recorded in other liabilities and the amortization is recorded in policy and contract charges.

Income Taxes

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The taxable income of the Company and its parent, RiverSource Life, is included in the consolidated federal income tax return of Ameriprise Financial. Ameriprise Financial provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded.

The Company’s provision for income taxes represents the net amount of income taxes that the Company expects to pay or to receive from various taxing jurisdictions in connection with its operations. The Company provides for income taxes based on amounts that the Company believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the Financial Statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes.

The Company is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable income in prior carryback years; and (iv) tax planning strategies. Management may need to identify and implement appropriate planning strategies to ensure its ability to realize deferred tax assets and reduce the likelihood of the establishment of a valuation allowance with respect to such assets. See Note 18 for additional information on the Company’s valuation allowance.

Changes in tax rates and tax law are accounted for in the period of enactment. Deferred tax assets and liabilities are adjusted for the effect of a change in tax laws or rates and the effect is included in net income. See Note 18 for further discussion on the enactment of the legislation commonly referred to as the Tax Cuts and Jobs Act (“Tax Act”) and the impact to the Company’s provision for income taxes for the year ended December 31, 2017.

Revenue Recognition

Premiums on traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature are net of reinsurance ceded and are recognized as revenue when due.

Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term. When actual prepayments differ significantly from originally anticipated prepayments, the retrospective effective yield is recalculated to reflect actual payments to date and updated future payment assumptions and a catch-up adjustment is recorded in the current period. In addition, the new effective yield, which reflects anticipated future payments, is used prospectively.

Mortality and expense risk fees are based on a percentage of the fair value of assets held in the Company’s separate accounts and recognized when assessed. Variable annuity guaranteed benefit rider charges, cost of insurance charges on UL and VUL insurance and contract charges (net of reinsurance premiums and cost of reinsurance for UL insurance products) and surrender charges on annuities and UL and VUL insurance are recognized as revenue when assessed.

Realized gains and losses on the sale of securities are recognized using the specific identification method, on a trade date basis.

Fees received under marketing support and distribution services arrangements are recognized as revenue when earned.

3.  RECENT ACCOUNTING PRONOUNCEMENTS

Adoption of New Accounting Standards

Statement of Cash Flows — Classification of Certain Cash Receipts and Cash Payments

In August 2016, the Financial Accounting Standards Board (“FASB”) updated the accounting standards related to classification of certain cash receipts and cash payments on the statement of cash flows. The update includes amendments to address diversity

RiverSource Life Insurance Co. of New York

in practice for the classification of eight specific cash flow activities. The specific amendments the Company is evaluating include the classification of debt prepayment and extinguishment costs, contingent consideration payments, proceeds from insurance settlements and corporate owned life insurance settlements, distributions from equity method investees and the application of the predominance principle to separately identifiable cash flows. The standard is effective for interim and annual periods beginning after December 15, 2017. Early adoption is permitted and all amendments must be adopted during the same period. The Company early adopted the standard on January 1, 2017 on a retrospective basis. The adoption of the standard did not have a material impact on the Company’s operating, investing or financing cash flows.

Future Adoption of New Accounting Standards

Income Statement — Reporting Comprehensive Income

In February 2018, the FASB updated the accounting standards related to the presentation of tax effects stranded in OCI. The update allows a reclassification from AOCI to retained earnings for tax effects stranded in AOCI resulting from the Tax Act. The update is optional and entities may elect not to reclassify the stranded tax effects. The update is effective for fiscal years beginning after December 15, 2018. Entities may elect to record the impacts either in the period of adoption or retrospectively to each period (or periods) in which the effect of the change in the U.S. federal corporate income tax rate in the Tax Act is recognized. Early adoption is permitted in any period. The Company is currently evaluating the impact of the update on its financial condition.

Derivatives and Hedging — Targeted Improvements to Accounting for Hedging Activities

In August 2017, the FASB updated the accounting standards to amend the hedge accounting recognition and presentation requirements. The objectives of the update are to better align the financial reporting of hedging relationships to the economic results of an entity’s risk management activities and simplify the application of the hedge accounting guidance. The update also adds new disclosures and amends existing disclosure requirements. The standard is effective for interim and annual periods beginning after December 15, 2018, and should be applied on a modified retrospective basis. Early adoption is permitted. The Company is currently evaluating the impact of the standard on its financial condition and results of operations.

Receivables — Premium Amortization on Purchased Callable Debt Securities

In March 2017, the FASB updated the accounting standards to shorten the amortization period for certain purchased callable debt securities held at a premium. Under current guidance, premiums are generally amortized over the contractual life of the security. The amendments require the premium to be amortized to the earliest call date. The update applies to securities with explicit, non-contingent call features that are callable at fixed prices and on preset dates. The standard is effective for interim and annual periods beginning after December 15, 2018, and should be applied on a modified retrospective basis through a cumulative-effect adjustment directly to retained earnings as of the beginning of the period of adoption. Early adoption is permitted. The update is not expected to have a material impact on the Company’s financial condition or results of operations.

Income Taxes — Intra-Entity Transfers of Assets Other Than Inventory

In October 2016, the FASB updated the accounting standards related to the recognition of income tax impacts on intra-entity transfers. The update requires entities to recognize the income tax consequences of intra-entity transfers, other than inventory, upon the transfer of the asset. The update requires the selling entity to recognize a current tax expense or benefit and the purchasing entity to recognize a deferred tax asset or liability when the transfer occurs. The standard is effective for interim and annual periods beginning after December 15, 2017. The Company adopted the standard on January 1, 2018. The adoption of the standard did not impact the financial condition and results of operations.

Financial Instruments — Measurement of Credit Losses

In June 2016, the FASB updated the accounting standards related to accounting for credit losses on certain types of financial instruments. The update replaces the current incurred loss model for estimating credit losses with a new model that requires an entity to estimate the credit losses expected over the life of the asset. Generally, the initial estimate of the expected credit losses and subsequent changes in the estimate will be reported in current period earnings and recorded through an allowance for credit losses on the balance sheet. The current credit loss model for Available-for-Sale debt securities does not change; however, the credit loss calculation and subsequent recoveries are required to be recorded through an allowance. The standard is effective for interim and annual periods beginning after December 15, 2019. Early adoption will be permitted for interim and annual periods beginning after December 15, 2018. A modified retrospective cumulative adjustment to retained earnings should be recorded as of the first reporting period in which the guidance is effective for loans, receivables, and other financial instruments subject to the new expected credit loss model. Prospective adoption is required for establishing an allowance related to Available-for-Sale debt securities, certain beneficial interests, and financial assets purchased with a more-than-insignificant amount of credit deterioration since origination. The Company is currently evaluating the impact of the standard on its financial condition and results of operations.

Leases — Recognition of Lease Assets and Liabilities on Balance Sheet

In February 2016, the FASB updated the accounting standards for leases. The update was issued to increase transparency and comparability for the accounting of lease transactions. The standard will require most lease transactions for lessees to be recorded

RiverSource Life Insurance Co. of New York

on the balance sheet as lease assets and lease liabilities and both quantitative and qualitative disclosures about leasing arrangements. The standard is effective for interim and annual periods beginning after December 15, 2018 with early adoption permitted. The update should be applied at the beginning of the earliest period presented using a modified retrospective approach. The Company is currently evaluating the impact of the standard on its financial condition and results of operations.

Financial Instruments — Recognition and Measurement of Financial Assets and Financial Liabilities

In January 2016, the FASB updated the accounting standards on the recognition and measurement of financial instruments. The update requires entities to carry marketable equity securities, excluding investments in securities that qualify for the equity method of accounting, at fair value with changes in fair value reflected in net income each reporting period. The update affects other aspects of accounting for equity instruments, as well as the accounting for financial liabilities utilizing the fair value option. The update eliminates the requirement to disclose the methods and assumptions used to estimate the fair value of financial assets or liabilities held at cost on the balance sheet and requires entities to use the exit price notion when measuring the fair value of financial instruments. The standard is effective for interim and annual periods beginning after December 15, 2017. The Company adopted the standard on January 1, 2018 using a modified retrospective approach. The adoption of the standard did not impact the financial condition or results of operations.

Revenue from Contracts with Customers

In May 2014, the FASB updated the accounting standards for revenue from contracts with customers. The update provides a five step revenue recognition model for all revenue arising from contracts with customers and affects all entities that enter into contracts to provide goods or services to their customers (unless the contracts are in the scope of other standards). The standard also updates the accounting for certain costs associated with obtaining and fulfilling a customer contract and requires disclosure of quantitative and qualitative information that enables users of financial statements to understand the nature, amount, timing, and uncertainty of revenues and cash flows arising from contracts with customers. The standard is effective for interim and annual periods beginning after December 15, 2017 and early adoption is permitted for interim and annual periods beginning after December 15, 2016. The standard may be applied retrospectively for all periods presented or retrospectively with a cumulative-effect adjustment at the date of adoption. The Company adopted the revenue recognition guidance on a retrospective basis on January 1, 2018. The update does not apply to revenue associated with the manufacturing of insurance and annuity products or financial instruments as these revenues are in the scope of other standards. Therefore, the update did not have an impact on these revenues. The Company’s implementation efforts included the identification of revenue within the guidance and the review of the customer contracts to determine the Company’s performance obligation and the associated timing of each performance obligation. The adoption of the standard did not have a material impact on the Company’s financial condition and results of operations.

4.  VARIABLE INTEREST ENTITIES

The Company invests in structured investments which are considered variable interest entities for which it is not the sponsor. These structured investments typically invest in fixed income instruments and are managed by third parties and include asset backed securities, commercial mortgage backed securities and residential mortgage backed securities. The Company classifies these investments as Available-for-Sale securities. The Company has determined that it is not the primary beneficiary of these structures due to the size of the Company’s investment in the entities and position in the capital structure of these entities. The Company’s maximum exposure to loss as a result of its investment in these structured investments is limited to its carrying value. The carrying value is included in Available-for-Sale fixed maturities on the Balance Sheets. The Company has no obligation to provide financial or other support to the structured investments beyond its investment nor has the Company provided any support to the structured investments. See Note 5 for additional information on these structured investments.

5.  INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

	December 31, 2017
Description of Securities (in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Noncredit OTTI(1)

Fixed maturities:
Corporate debt securities	$1,053,836	$77,636	$(1,970)	$1,129,502	$2
Residential mortgage backed securities	192,827	3,206	(1,422)	194,611	—
Commercial mortgage backed securities	281,713	2,975	(2,875)	281,813	—
State and municipal obligations	121,555	23,905	(131)	145,329	—
Asset backed securities	51,415	1,622	(90)	52,947	—
Foreign government bonds and obligations	2,405	387	(1)	2,791	—
U.S. government and agency obligations	250	—	—	250	—
Total	$1,704,001	$109,731	$(6,489)	$1,807,243	$2

RiverSource Life Insurance Co. of New York

	December 31, 2016
Description of Securities (in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Noncredit OTTI(1)

Fixed maturities:
Corporate debt securities	$1,146,981	$75,231	$(4,034)	$1,218,178	$2
Residential mortgage backed securities	205,061	4,242	(2,444)	206,859	(412)
Commercial mortgage backed securities	194,690	3,306	(2,781)	195,215	—
State and municipal obligations	117,973	17,418	(244)	135,147	—
Asset backed securities	56,040	1,269	(1,089)	56,220	—
Foreign government bonds and obligations	2,515	333	(7)	2,841	—
U.S. government and agency obligations	251	—	(1)	250	—
Total	$1,723,511	$101,799	$(10,600)	$1,814,710	$(410)

(1)

Represents the amount of other-than-temporary impairment (“OTTI”) losses in AOCI. Amount includes unrealized gains and losses on impaired securities subsequent to the initial impairment measurement date. These amounts are included in gross unrealized gains and losses as of the end of the period.

As of December 31, 2017 and 2016, investment securities with a fair value of $44.9 million and $55.3 million, respectively, were pledged to meet contractual obligations under derivative contracts, of which $22.2 million and $12.6 million, respectively, may be sold, pledged or rehypothecated by the counterparty.

As of December 31, 2017 and 2016, fixed maturity securities comprised approximately 90% and 91%, respectively, of the Company’s total investments. Rating agency designations are based on the availability of ratings from Nationally Recognized Statistical Rating Organizations (“NRSROs”), including Moody’s Investors Service (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Ratings Ltd. (“Fitch”). The Company uses the median of available ratings from Moody’s, S&P and Fitch, or if fewer than three ratings are available, the lower rating is used. When ratings from Moody’s, S&P and Fitch are unavailable, the Company may utilize ratings from other NRSROs or rate the securities internally. As of December 31, 2017 and 2016, approximately $106.1 million and $124.5 million, respectively, of securities were internally rated by Columbia Management Investment Advisers, LLC (“CMIA”), an affiliate of the Company, using criteria similar to those used by NRSROs.

A summary of fixed maturity securities by rating was as follows:

	December 31, 2017			December 31, 2016
Ratings (in thousands, except percentages)	Amortized Cost	Fair Value	Percent of Total Fair Value	Amortized Cost	Fair Value	Percent of Total Fair Value
AAA	$480,751	$482,335	27%	$389,316	$391,870	22%
AA	92,839	114,135	6	84,512	101,135	5
A	296,099	331,093	18	339,541	370,482	20
BBB	765,947	809,787	45	824,391	864,549	48
Below investment grade	68,365	69,893	4	85,751	86,674	5
Total fixed maturities	$1,704,001	$1,807,243	100%	$1,723,511	$1,814,710	100%

As of December 31, 2017 and 2016, approximately 39% and 49%, respectively, of the securities rated AAA were GNMA, FNMA and FHLMC mortgage backed securities. No holdings of any other issuer were greater than 10% of total equity.

The following tables provide information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position:

	December 31, 2017
(in thousands, except number of securities)	Less than 12 months			12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	49	$125,339	$(580)	19	$33,891	$(1,390)	68	$159,230	$(1,970)
Residential mortgage backed securities	11	42,991	(297)	9	42,099	(1,125)	20	85,090	(1,422)
Commercial mortgage backed securities	28	71,576	(640)	24	61,937	(2,235)	52	133,513	(2,875)
State and municipal obligations	4	4,839	(11)	1	4,380	(120)	5	9,219	(131)
Asset backed securities	7	16,846	(48)	2	2,345	(42)	9	19,191	(90)
Foreign government bonds and obligations	—	—	—	1	110	(1)	1	110	(1)
U.S. government and agency obligations	—	—	—	1	250	—	1	250	—
Total	99	$261,591	$(1,576)	57	$145,012	$(4,913)	156	$406,603	$(6,489)

RiverSource Life Insurance Co. of New York

	December 31, 2016
(in thousands, except number of securities)	Less than 12 months			12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	66	$208,665	$(2,971)	18	$15,688	$(1,063)	84	$224,353	$(4,034)
Residential mortgage backed securities	12	82,683	(1,667)	15	15,623	(777)	27	98,306	(2,444)
Commercial mortgage backed securities	38	88,662	(2,446)	1	8,957	(335)	39	97,619	(2,781)
State and municipal obligations	5	8,941	(244)	—	—	—	5	8,941	(244)
Asset backed securities	10	22,685	(683)	5	9,861	(406)	15	32,546	(1,089)
Foreign government bonds and obligations	—	—	—	1	105	(7)	1	105	(7)
U.S. government and agency obligations	1	250	(1)	—	—	—	1	250	(1)
Total	132	$411,886	$(8,012)	40	$50,234	$(2,588)	172	$462,120	$(10,600)

As part of the Company’s ongoing monitoring process, management determined that the change in gross unrealized losses on its Available-for-Sale securities is primarily attributable to tighter credit spreads.

The following table presents a rollforward of the cumulative amounts recognized in the Statements of Income for other-than-temporary impairments related to credit losses on Available-for-Sale securities for which a portion of the securities’ total other-than-temporary impairments was recognized in OCI:

	Years Ended December 31,
(in thousands)	2017	2016	2015
Beginning balance	$721	$1,564	$1,452
Credit losses for which an other-than-temporary impairment was not previously recognized	—	—	112
Credit losses for which an other-than-temporary impairment was previously recognized	—	20	—
Reductions for securities sold during the period (realized)	(721)	(863)	—
Ending balance	$—	$721	$1,564

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in net realized investment gains (losses) were as follows:

	Years Ended December 31,
(in thousands)	2017	2016	2015
Gross realized investment gains	$2,966	$2,624	$922
Gross realized investment losses	(86)	(1,429)	(1,003)
Other-than-temporary impairments	—	(20)	(401)
Total	$2,880	$1,175	$(482)

Other-than-temporary impairments for the years ended December 31, 2016 and 2015, primarily related to credit losses on corporate debt securities and non-agency residential mortgage backed securities.

See Note 17 for a rollforward of net unrealized investment gains (losses) included in AOCI.

Available-for-Sale securities by contractual maturity as of December 31, 2017 were as follows:

(in thousands)	Amortized Cost	Fair Value
Due within one year	$100,102	$100,817
Due after one year through five years	497,917	509,899
Due after five years through 10 years	331,744	343,777
Due after 10 years	248,283	323,379
	1,178,046	1,277,872
Residential mortgage backed securities	192,827	194,611
Commercial mortgage backed securities	281,713	281,813
Asset backed securities	51,415	52,947
Total	$1,704,001	$1,807,243

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities and asset backed securities are not due at a single maturity date. As such, these securities were not included in the maturities distribution.

RiverSource Life Insurance Co. of New York

The following is a summary of net investment income:

	Years Ended December 31,
(in thousands)	2017	2016	2015
Fixed maturities	$72,714	$76,949	$78,348
Commercial mortgage loans	6,387	6,452	7,383
Policy loans and other investments	2,705	2,388	2,187
	81,806	85,789	87,918
Less: investment expenses	1,896	1,957	2,015
Total	$79,910	$83,832	$85,903

6.  FINANCING RECEIVABLES

The Company’s financing receivables include commercial mortgage loans and policy loans.

Allowance for Loan Losses

Policy loans do not exceed the cash surrender value of the policy at origination. As there is minimal risk of loss related to policy loans, the Company does not record an allowance for loan losses for policy loans.

The following table presents a rollforward of the allowance for loan losses for commercial mortgage loans for the years ended and the ending balance of the allowance for loan losses by impairment method:

	December 31,
(in thousands)	2017	2016	2015
Beginning balance	$2,038	$2,038	$2,038
Charge-offs	—	—	—
Ending balance	$2,038	$2,038	$2,038

Collectively evaluated for impairment	$2,038	$2,038	$2,038

The recorded investment in financing receivables by impairment method for commercial mortgage loans was as follows:

	December 31,
(in thousands)	2017	2016
Individually evaluated for impairment	$883	$—
Collectively evaluated for impairment	150,520	133,771
Total	$151,403	$133,771

Credit Quality Information

Nonperforming loans, which are generally loans 90 days or more past due, were nil as of both December 31, 2017 and 2016. All loans were considered to be performing.

Commercial Mortgage Loans

The Company reviews the credit worthiness of the borrower and the performance of the underlying properties in order to determine the risk of loss on commercial mortgage loans. Based on this review, the commercial mortgage loans are assigned an internal risk rating, which management updates as necessary. Commercial mortgage loans which management has assigned its highest risk rating were 1% and nil of total commercial mortgage loans as of December 31, 2017 and 2016, respectively. Loans with the highest risk rating represent distressed loans which the Company has identified as impaired or expects to become delinquent or enter into foreclosure within the next six months. In addition, the Company reviews the concentrations of credit risk by region and property type.

RiverSource Life Insurance Co. of New York

Concentrations of credit risk of commercial mortgage loans by U.S. region were as follows:

	Loans		Percentage
	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016
	(in thousands)
Pacific	$40,403	$32,051	27%	24%
South Atlantic	35,229	33,951	23	26
Middle Atlantic	17,929	18,898	12	14
Mountain	17,250	14,264	11	11
West North Central	16,204	13,964	11	10
East North Central	9,229	10,638	6	8
East South Central	7,704	8,169	5	6
West South Central	5,883	—	4	—
New England	1,572	1,836	1	1

	151,403	133,771	100%	100%

Less: allowance for loan losses	2,038	2,038

Total	$149,365	$131,733

Concentrations of credit risk of commercial mortgage loans by property type were as follows:

	Loans		Percentage
	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016
	(in thousands)
Retail	$43,650	$37,820	29%	28%
Apartments	41,499	30,138	27	22
Industrial	32,519	28,971	22	22
Office	20,979	22,085	14	17
Mixed use	3,202	3,355	2	3
Other	9,554	11,402	6	8

	151,403	133,771	100%	100%

Less: allowance for loan losses	2,038	2,038

Total	$149,365	$131,733

7.  DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

In the third quarter of the year, management updated market-related inputs and implemented model changes related to the Company’s living benefit valuation. In addition, management conducted its annual review of life insurance and annuity valuation assumptions relative to current experience and management expectations including modeling changes. These aforementioned changes are collectively referred to as unlocking. The impact of unlocking to DAC for the year ended December 31, 2017 primarily reflected improved persistency and mortality on life insurance contracts and a correction related to a variable annuity model assumption partially offset by updates to market-related inputs to the living benefit valuation. The impact of unlocking to DAC for the year ended December 31, 2016 primarily reflected low interest rates that more than offset benefits from persistency on annuity contracts without living benefits. In addition, the Company’s review of its closed LTC business in the prior year resulted in loss recognition due to low interest rates and higher morbidity. The impact of unlocking to DAC for the year ended December 31, 2015 primarily reflected the difference between the Company’s previously assumed interest rates versus the low interest rate environment partially offset by improved persistency.

The balances of and changes in DAC were as follows:

(in thousands)	2017	2016	2015
Balance at January 1	$161,813	$160,845	$151,008
Capitalization of acquisition costs	18,160	18,503 (1)	19,061
Amortization, excluding the impact of valuation assumptions review	(14,002)	(14,565)	(13,896)
Amortization, impact of valuation assumptions review	309	(1,145)	(1,200)
Impact of change in net unrealized securities (gains) losses	(815)	(1,825)	5,872
Balance at December 31	$165,465	$161,813	$160,845

(1)

Includes a $1.9 million benefit for the release of the deferred reinsurance liability in connection with the loss recognition on LTC business. The benefit was reported in other insurance and operating expenses on the Statements of Income.

RiverSource Life Insurance Co. of New York

The balances of and changes in DSIC, which is included in other assets, were as follows:

(in thousands)	2017	2016	2015
Balance at January 1	$14,492	$15,973	$16,970
Capitalization of sales inducement costs	255	305	252
Amortization, excluding the impact of valuation assumptions review	(2,080)	(2,035)	(2,426)
Amortization, impact of valuation assumptions review	19	400	100
Impact of change in net unrealized securities (gains) losses	342	(151)	1,077
Balance at December 31	$13,028	$14,492	$15,973

8.  REINSURANCE

The Company reinsures a portion of the insurance risks associated with its traditional life, DI and LTC insurance products through reinsurance agreements with unaffiliated reinsurance companies. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

The Company generally reinsures 90% of the death benefit liability for new term life insurance policies beginning in 2002 and new individual UL and VUL insurance policies beginning in 2003. Policies issued prior to these dates are not subject to these same reinsurance levels.

However, for IUL policies issued after September 1, 2013 and VUL policies issued after January 1, 2014, the Company generally reinsures 50% of the death benefit liability.

The maximum amount of life insurance risk the Company will retain is $10 million on a single life and $10 million on any flexible premium survivorship life policy; however, reinsurance agreements are in place such that retaining more than $1.5 million of insurance risk on a single life or a flexible premium survivorship life policy is very unusual. Risk on UL and VUL policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2002 is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

The Company also has life insurance and fixed annuity risk previously assumed under reinsurance arrangements with an unaffiliated insurance company.

As of December 31, 2002, the Company discontinued underwriting LTC insurance. For existing LTC policies, the Company has continued ceding 50% of the risk on a coinsurance basis to Genworth Life Insurance Company of New York (“Genworth”) and retains the remaining risk. This reinsurance arrangement applies for 1996 and later issues only. Under these agreements, the Company has the right, but never the obligation, to recapture some, or all, of the risk ceded to Genworth.

Generally, the Company retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in 2010 and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. The Company retains all risk for new claims on DI contracts sold on other policy forms introduced prior to 2010. The Company also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

As of December 31, 2017 and 2016, traditional life and UL insurance in force aggregated $11.5 billion and $11.4 billion, respectively, of which $8.0 billion and $7.9 billion, respectively, were reinsured at the respective year ends.

The effect of reinsurance on premiums for traditional long-duration products was as follows:

	Years Ended December 31,
(in thousands)	2017	2016	2015
Direct premiums	$35,307	$33,414	$34,840
Reinsurance ceded	(11,792)	(11,503)	(11,749)
Net premiums	$23,515	$21,911	$23,091

Policy and contract charges are presented on the Statements of Income net of $6.6 million, $6.2 million and $5.7 million of reinsurance ceded for non-traditional long-duration products for the years ended December 31, 2017, 2016 and 2015, respectively.

Reinsurance recovered on all contracts was $12.4 million, $16.0 million and $13.6 million for the years ended December 31, 2017, 2016 and 2015, respectively.

Reinsurance recoverables include approximately $108.0 million and $101.0 million related to LTC risk ceded to Genworth as of December 31, 2017 and 2016, respectively.

Policyholder account balances, future policy benefits and claims include $2.0 million and $2.3 million related to previously assumed reinsurance arrangements as of December 31, 2017 and 2016, respectively.

RiverSource Life Insurance Co. of New York

9.  POLICYHOLDER ACCOUNT BALANCES, FUTURE POLICY BENEFITS AND CLAIMS AND SEPARATE ACCOUNT LIABILITIES

Policyholder account balances, future policy benefits and claims consisted of the following:

	December 31,
(in thousands)	2017		2016
Policyholder account balances
Fixed annuities(1)	$872,166		$895,591
Variable annuity fixed sub-accounts	263,980		263,205
VUL/UL insurance	190,594		190,579
IUL insurance	64,847		46,516
Other life insurance	34,384		36,695
Total policyholder account balances	1,425,971		1,432,586
Future policy benefits
Variable annuity GMWB	7,117		38,804
Variable annuity GMAB	(7,241	)(2)	(2,085	)(2)
Other annuity liabilities	4,766		4,283
Fixed annuity life contingent liabilities	89,886		90,274
Life and DI insurance	71,851		70,839
LTC insurance	286,622		281,879
VUL/UL and other life insurance additional liabilities	44,407		37,414
Total future policy benefits	497,408		521,408
Policy claims and other policyholders’ funds	9,389		8,927
Total policyholder account balances, future policy benefits and claims	$1,932,768		$1,962,921

(1)	Includes fixed deferred annuities and non-life contingent fixed payout annuities.
(2)	Includes the fair value of GMAB embedded derivatives that was a net asset as of both December 31, 2017 and 2016 reported as a contra liability.

Fixed Annuities

Fixed annuities include both deferred and payout contracts. Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 2.71% to 9.38% as of December 31, 2017, depending on year of issue, with an average rate of approximately 4.16%. The Company generally invests the proceeds from the annuity contracts in fixed rate securities.

Variable Annuities

Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts currently issued by the Company contain one or more guaranteed benefits, including GMWB, GMAB and GMDB provisions. The Company previously offered contracts with GMIB provisions. See Note 2 and Note 10 for additional information regarding the Company’s variable annuity guarantees. The Company does not currently hedge its risk under the GMDB and GMIB provisions. See Note 12 and Note 16 for additional information regarding the Company’s derivative instruments used to hedge risks related to GMWB and GMAB provisions.

Insurance Liabilities

VUL/UL is the largest group of insurance policies written by the Company. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account or a separate account. A vast majority of the premiums received for VUL policies are held in separate accounts where the assets are held for the exclusive benefit of those policyholders.

IUL is a universal life policy that includes an indexed account. The rate of credited interest above the minimum guarantee for funds allocated to the indexed account is linked to the performance of the specific index for the indexed account (subject to a cap and floor). The Company offers an S&P 500® Index account option and a blended multi-index account option comprised of the S&P 500 Index, the MSCI® EAFE Index and the MSCI EM Index. Both options offer two crediting durations, one-year and two-year. The policyholder may allocate all or a portion of the policy value to a fixed or any available indexed account. The portion of the policy allocated to the indexed account is accounted for as an embedded derivative at fair value. The Company hedges the interest credited rate including equity and interest rate risk related to the indexed account with derivative instruments. See Note 16 for additional information regarding the Company’s derivative instruments used to hedge the risk related to IUL.

The Company also offers term life insurance as well as DI products. The Company no longer offers standalone LTC products and whole life insurance but has in force policies from prior years.

RiverSource Life Insurance Co. of New York

Insurance liabilities include accumulation values, unpaid reported claims, incurred but not reported claims and obligations for anticipated future claims.

The liability for estimates of benefits that will become payable on future claims on term life, whole life and DI policies is based on the net level premium and LTC policies is based on a gross premium valuation reflecting management’s best estimate assumptions as of the date of loss recognition. Both include the anticipated interest rates earned on assets supporting the liability. Anticipated interest rates for term and whole life ranged from 3% to 10% as of December 31, 2017. Anticipated interest rates for DI policies ranged from 3.75% to 7.5% as of December 31, 2017 and for LTC policies ranged from 5.4% to 5.7% as of December 31, 2017.

The liability for unpaid reported claims on DI and LTC policies includes an estimate of the present value of obligations for continuing benefit payments. The discount rates used to calculate present values are based on average interest rates earned on assets supporting the liability for unpaid amounts and were 4.5% and 6.25% for DI and LTC claims, respectively, as of December 31, 2017.

Portions of the Company’s UL and VUL policies have product features that result in profits followed by losses from the insurance component of the policy. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the policy. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

Separate Account Liabilities

Separate account liabilities consisted of the following:

	December 31,
(in thousands)	2017	2016
Variable annuity	$4,324,729	$4,004,582
VUL insurance	431,262	392,181
Other insurance	778	680
Total	$4,756,769	$4,397,443

10.  VARIABLE ANNUITY AND INSURANCE GUARANTEES

The majority of the variable annuity contracts offered by the Company contain GMDB provisions. The Company also offers variable annuities with GMWB and GMAB provisions. The Company previously offered contracts containing GMIB provisions. See Note 2 and Note 9 for additional information regarding the Company’s variable annuity guarantees.

The GMDB provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract. The Company has the following primary GMDB provisions:

•	Return of premium — provides purchase payments minus adjusted partial surrenders.

•

Reset — provides that the value resets to the account value every sixth contract anniversary minus adjusted partial surrenders. This provision was often provided in combination with the return of premium provision and is no longer offered.

•	Ratchet — provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on fund performance. At issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a “step-up”) in the case of favorable market performance or by a benefit credit if the contract includes this provision.

The Company has GMWB riders in force, which contain one or more of the following provisions:

•	Withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

•	Withdrawals at a specified rate per year for the life of the contractholder (“GMWB for life”).

•	Withdrawals at a specified rate per year for joint contractholders while either is alive.

•	Withdrawals based on performance of the contract.

•	Withdrawals based on the age withdrawals begin.

•	Credits are applied annually for a specified number of years to increase the guaranteed amount as long as withdrawals have not been taken.

Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of

RiverSource Life Insurance Co. of New York

the 10-year waiting period, the contract value will be no less than the original investment or a specified percentage of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10-year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

Certain UL policies offered by the Company provide secondary guarantee benefits. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

The following table provides information related to variable annuity guarantees for which the Company has established additional liabilities:

	December 31, 2017				December 31, 2016
Variable Annuity Guarantees by Benefit Type(1) (in thousands, except age)	Total Contract Value	Contract Value in Separate Accounts	Net Amount at Risk	Weighted Average Attained Age	Total Contract Value	Contract Value in Separate Accounts	Net Amount at Risk		Weighted Average Attained Age
GMDB:
Return of premium	$3,340,210	$3,251,444	$367	66	$3,032,057	$2,943,872	$11,315		65
Five/six-year reset	492,753	334,042	947	66	497,807	341,223	1,670		65
One-year ratchet	525,859	512,295	409	69	503,005	489,470	9,061		67
Five-year ratchet	190,808	186,691	83	66	194,173	189,462	730		65
Total — GMDB	$4,549,630	$4,284,472	$1,806	66	$4,227,042	$3,964,027	$22,776		65
GMIB	$13,205	$12,210	$23	68	$13,063	$12,066	$216		66
GMWB:
GMWB	$157,478	$156,950	$5	71	$166,641	$166,088	$18		70
GMWB for life	2,507,268	2,495,903	93	67	2,214,734	2,206,696	324	(2)	66
Total — GMWB	$2,664,746	$2,652,853	$98	67	$2,381,375	$2,372,784	$342		66
GMAB	$258,510	$258,497	$11	59	$281,721	$280,350	$2,089		58

(1)

Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit equals the account value are not shown in this table.

(2)	Amount revised to reflect updated contractholder mortality assumptions as of December 31, 2016.

The net amount at risk for GMDB and GMAB is defined as the current guaranteed benefit amount in excess of the current contract value. The net amount at risk for GMIB is defined as the greater of the present value of the minimum guaranteed annuity payments less the current contract value or zero. The net amount at risk for GMWB is defined as the greater of the present value of the minimum guaranteed withdrawal payments less the current contract value or zero.

The following table provides information related to insurance guarantees for which the Company has established additional liabilities:

	December 31, 2017		December 31, 2016
(in thousands, except age)	Net Amount at Risk	Weighted Average Attained Age	Net Amount at Risk	Weighted Average Attained Age
UL secondary guarantees	$438	65	$427	64

The net amount at risk for UL secondary guarantees is defined as the current guaranteed death benefit amount in excess of the current policyholder account balance.

Changes in additional liabilities (contra liabilities) for variable annuity and insurance guarantees were as follows:

(in thousands)	GMDB	GMIB	GMWB(1)	GMAB(1)	UL
Balance at January 1, 2015	$600	$381	$27,840	$(3,944)	$19,158
Incurred claims	199	2	18,067	3,707	6,592
Paid claims	(87)	—	—	—	(1,934)
Balance at December 31, 2015	712	383	45,907	(237)	23,816
Incurred claims	275	8	(7,103)	(1,848)	8,949
Paid claims	(316)	—	—	—	(2,896)
Balance at December 31, 2016	671	391	38,804	(2,085)	29,869
Incurred claims	123	88	(31,687)	(5,156)	5,282
Paid claims	(2)	(200)	—	—	(478)
Balance at December 31, 2017	$792	$279	$7,117	$(7,241)	$34,673

(1)	The incurred claims for GMWB and GMAB represent the change in the fair value of the liabilities (contra liabilities) less paid claims.

RiverSource Life Insurance Co. of New York

The liabilities for guaranteed benefits are supported by general account assets.

The following table summarizes the distribution of separate account balances by asset type for variable annuity contracts providing guaranteed benefits:

	December 31,
(in thousands)	2017	2016
Mutual funds:
Equity	$2,602,746	$2,302,284
Bond	1,390,842	1,368,768
Other	306,879	308,425
Total mutual funds	$4,300,467	$3,979,477

No gains or losses were recognized on assets transferred to separate accounts for the years ended December 31, 2017, 2016 and 2015.

11.  LINE OF CREDIT

The Company, as the borrower, has a revolving credit agreement with Ameriprise Financial as the lender. The aggregate amount outstanding under the line of credit may not exceed the lesser of $25 million or 3% of the Company’s statutory admitted assets (excluding separate accounts) as of the prior year end. The interest rate for any borrowing is established by reference to LIBOR for U.S. dollars. Amounts borrowed may be repaid at any time with no prepayment penalty. There were no amounts outstanding on this line of credit as of December 31, 2017 and 2016.

12.  FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

Valuation Hierarchy

The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1	Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2	Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

RiverSource Life Insurance Co. of New York

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis:

	December 31, 2017
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities: Fixed maturities:
Corporate debt securities	$—	$1,002,822	$126,680	$1,129,502
Residential mortgage backed securities	—	194,402	209	194,611
Commercial mortgage backed securities	—	281,813	—	281,813
State and municipal obligations	—	145,329	—	145,329
Asset backed securities	—	52,947	—	52,947
Foreign government bonds and obligations	—	2,791	—	2,791
U.S. government and agency obligations	250	—	—	250
Total Available-for-Sale securities: Fixed maturities	250	1,680,104	126,889	1,807,243
Cash equivalents	—	61,085	—	61,085
Other assets:
Interest rate derivative contracts	—	21,685	—	21,685
Equity derivative contracts	6,252	74,511	—	80,763
Foreign exchange derivative contracts	20	866	—	886
Total other assets	6,272	97,062	—	103,334
Separate account assets measured at net asset value (“NAV”)				4,756,769	(1)
Total assets at fair value	$6,522	$1,838,251	$126,889	$6,728,431

Liabilities
Policyholder account balances, future policy benefits and claims:
IUL embedded derivatives	$—	$—	$26,582	$26,582
GMWB and GMAB embedded derivatives	—	—	(12,085)	(12,085	)(2)
Total policyholder account balances, future policy benefits and claims	—	—	14,497	14,497	(3)
Other liabilities:
Interest rate derivative contracts	—	3,705	—	3,705
Equity derivative contracts	1,341	92,773	—	94,114
Foreign exchange derivative contracts	7	704	—	711
Total other liabilities	1,348	97,182	—	98,530
Total liabilities at fair value	$1,348	$97,182	$14,497	$113,027

RiverSource Life Insurance Co. of New York

	December 31, 2016
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities: Fixed maturities:
Corporate debt securities	$—	$1,074,160	$144,018	$1,218,178
Residential mortgage backed securities	—	206,511	348	206,859
Commercial mortgage backed securities	—	195,215	—	195,215
State and municipal obligations	—	135,147	—	135,147
Asset backed securities	—	56,220	—	56,220
Foreign government bonds and obligations	—	2,841	—	2,841
U.S. government and agency obligations	250	—	—	250
Total Available-for-Sale securities: Fixed maturities	250	1,670,094	144,366	1,814,710
Cash equivalents	—	52,593	—	52,593
Other assets:
Interest rate derivative contracts	—	68,146	—	68,146
Equity derivative contracts	705	50,878	—	51,583
Foreign exchange derivative contracts	5	3,032	—	3,037
Total other assets	710	122,056	—	122,766
Separate account assets measured at NAV				4,397,443	(1)
Total assets at fair value	$960	$1,844,743	$144,366	$6,387,512

Liabilities
Policyholder account balances, future policy benefits and claims:
IUL embedded derivatives	$—	$—	$18,998	$18,998
GMWB and GMAB embedded derivatives	—	—	25,889	25,889	(4)
Total policyholder account balances, future policy benefits and claims	—	—	44,887	44,887	(5)
Other liabilities:
Interest rate derivative contracts	—	34,050	—	34,050
Equity derivative contracts	58	67,106	—	67,164
Foreign exchange derivative contracts	114	407	—	521
Total other liabilities	172	101,563	—	101,735
Total liabilities at fair value	$172	$101,563	$44,887	$146,622

(1)

Amounts are comprised of certain financial instruments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient and have not been classified in the fair value hierarchy.

(2)

The fair value of the GMWB and GMAB embedded derivatives included $20.3 million of individual contracts in a liability position and $32.4 million of individual contracts in an asset position as of December 31, 2017.

(3)	The Company’s adjustment for nonperformance risk resulted in a $19.9 million cumulative decrease to the embedded derivatives as of December 31, 2017.
(4)

The fair value of the GMWB and GMAB embedded derivatives included $42.9 million of individual contracts in a liability position and $17.0 million of individual contracts in an asset position as of December 31, 2016.

(5)	The Company’s adjustment for nonperformance risk resulted in a $25.0 million cumulative decrease to the embedded derivatives as of December 31, 2016.

RiverSource Life Insurance Co. of New York

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

	Available-for-Sale Securities: Fixed Maturities					Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities	Residential Mortgage Backed Securities	Commercial Mortgage Backed Securities	Total		IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives		Total
Balance, January 1, 2017	$144,018	$348	$—	$144,366		$(18,998)		$(25,889)		$(44,887)
Total gains (losses) included in:
Net income	(39)	(1)	—	(40	)(1)	(3,131	)(4)	55,963	(5)	52,832
Other comprehensive income (loss)	(610)	4	—	(606)		—		—		—
Purchases	11,014	—	3,151	14,165		—		—		—
Issues	—	—	—	—		(5,875)		(18,803)		(24,678)
Settlements	(27,703)	(142)	—	(27,845)		1,422		814		2,236
Transfers out of Level 3	—	—	(3,151)	(3,151)		—		—		—
Balance, December 31, 2017	$126,680	$209	$—	$126,889		$(26,582)		$12,085		$(14,497)
Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2017	$(17)	$(1)	$—	$(18	)(1)	$(3,131	)(4)	$55,439	(5)	$52,308

	Available-for-Sale Securities: Fixed Maturities					Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities	Residential Mortgage Backed Securities	Asset Backed Securities	Total		IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives	Total
Balance, January 1, 2016	$148,163	$546	$6,026	$154,735		$(14,287)		$(40,343)	$(54,630)
Total gains (losses) included in:
Net income	(13)	(2)	(1)	(16	)(2)	(681	)(4)	31,132 (5)	30,451
Other comprehensive income (loss)	424	9	90	523		—		—	—
Purchases	6,147	—	—	6,147		—		—	—
Issues	—	—	—	—		(5,299)		(17,276)	(22,575)
Settlements	(10,703)	(205)	—	(10,908)		1,269		598	1,867
Transfers out of Level 3	—	—	(6,115)	(6,115)		—		—	—
Balance, December 31, 2016	$144,018	$348	$—	$144,366		$(18,998)		$(25,889)	$(44,887)
Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2016	$(10)	$(2)	$—	$(12	)(3)	$(681	)(4)	$27,745 (5)	$27,064

	Available-for-Sale Securities: Fixed Maturities					Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities	Residential Mortgage Backed Securities	Asset Backed Securities	Total		IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives		Total
Balance, January 1, 2015	$150,969	$808	$3,391	$155,168		$(9,754)		$(19,338)		$(29,092)
Total gains (losses) included in:
Net income	(163)	(4)	2	(165	)(1)	(857	)(4)	(4,962	)(5)	(5,819)
Other comprehensive income (loss)	(1,813)	(14)	(206)	(2,033)		—		—		—
Purchases	16,500	—	3,800	20,300		—		—		—
Issues	—	—	—	—		(4,395)		(15,844)		(20,239)
Settlements	(17,330)	(244)	—	(17,574)		719		(199)		520
Transfers out of Level 3	—	—	(961)	(961)		—		—		—
Balance, December 31, 2015	$148,163	$546	$6,026	$154,735		$(14,287)		$(40,343)		$(54,630)
Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2015	$(149)	$(4)	$2	$(151	)(1)	$(857	)(4)	$(5,450	)(5)	$(6,307)

(1)	Included in net investment income in the Statements of Income.
(2)	Represents a $12 million loss included in net investment income and a $4 million loss included in net realized gains (losses) in the Statements of Income.
(3)	Represents an $8 million loss included in net investment income and a $4 million loss included in net realized gains (losses) in the Statements of Income.
(4)	Included in interest credited to fixed accounts in the Statements of Income.
(5)	Included in benefits, claims, losses and settlement expenses in the Statements of Income.

RiverSource Life Insurance Co. of New York

The increase (decrease) to pretax income of the Company’s adjustment for nonperformance risk on the fair value of its embedded derivatives was $(3.5) million, $4.5 million and $3.9 million, net of DAC, DSIC, unearned revenue amortization and the reinsurance accrual, for the years ended December 31, 2017, 2016 and 2015, respectively.

Securities transferred from Level 3 primarily represent securities with fair values that are now obtained from a third-party pricing service with observable inputs. Securities transferred to Level 3 represent securities with fair values that are now based on a single non-binding broker quote. The Company recognizes transfers between levels of the fair value hierarchy as of the beginning of the quarter in which each transfer occurred. For assets and liabilities held at the end of the reporting periods that are measured at fair value on a recurring basis, there were no transfers between Level 1 and Level 2.

The following tables provide a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities:

	December 31, 2017
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in thousands)
Corporate debt securities (private placements)	$126,593	Discounted cash flow	Yield/spread to U.S. Treasuries	0.7%	–	2.3%	1.1%
IUL embedded derivatives	$26,582	Discounted cash flow	Nonperformance risk(1)	71		bps
GMWB and GMAB embedded derivatives	$(12,085)	Discounted cash flow	Utilization of guaranteed withdrawals(2)	0.0%	–	42.0%
			Surrender rate	0.1%	–	74.7%
			Market volatility(3)	3.7%	–	16.1%
			Nonperformance risk(1)	71		bps

	December 31, 2016
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in thousands)
Corporate debt securities (private placements)	$143,863	Discounted cash flow	Yield/spread to U.S. Treasuries	0.9%	–	2.5%	1.3%
IUL embedded derivatives	$18,998	Discounted cash flow	Nonperformance risk(1)	82		bps
GMWB and GMAB embedded derivatives	$25,889	Discounted cash flow	Utilization of guaranteed withdrawals(2)	0.0%	–	75.6%
			Surrender rate	0.1%	–	66.4%
			Market volatility(3)	5.3%	–	21.2%
			Nonperformance risk(1)	82		bps

(1)	The nonperformance risk is the spread added to the observable interest rates used in the valuation of the embedded derivatives.
(2)	The utilization of guaranteed withdrawals represents the percentage of contractholders that will begin withdrawing in any given year.
(3)	Market volatility is implied volatility of fund of funds and managed volatility funds.

Level 3 measurements not included in the table above are obtained from non-binding broker quotes where unobservable inputs utilized in the fair value calculation are not reasonably available to the Company.

Sensitivity of Fair Value Measurements to Changes in Unobservable Inputs

Significant increases (decreases) in the yield/spread to U.S. Treasuries used in the fair value measurement of Level 3 corporate debt securities in isolation would result in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in nonperformance risk used in the fair value measurement of the IUL embedded derivatives in isolation would result in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in utilization and volatility used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would result in a significantly higher (lower) liability value. Significant increases (decreases) in nonperformance risk and surrender rate used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would result in a significantly lower (higher) liability value. Utilization of guaranteed withdrawals and surrender rates vary with the type of rider, the duration of the policy, the age of the contractholder, the distribution channel and whether the value of the guaranteed benefit exceeds the contract accumulation value.

Determination of Fair Value

The Company uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. The Company’s market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The Company’s income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

RiverSource Life Insurance Co. of New York

Assets

Cash Equivalents

Cash equivalents include highly liquid investments with original or remaining maturities at the time of purchase of 90 days or less. The Company’s cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

Available-for-Sale Securities

When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from third-party pricing services, non-binding broker quotes, or other model-based valuation techniques. Level 1 securities primarily include U.S. Treasuries. Level 2 securities primarily include corporate bonds, residential mortgage backed securities, commercial mortgage backed securities, state and municipal obligations, asset backed securities and foreign government securities. The fair value of these Level 2 securities is based on a market approach with prices obtained from third-party pricing services. Observable inputs used to value these securities can include, but are not limited to, reported trades, benchmark yields, issuer spreads and non-binding broker quotes. Level 3 securities primarily include certain corporate bonds and non-agency residential mortgage backed securities. The fair value of corporate bonds and non-agency residential mortgage backed securities classified as Level 3 is typically based on a single non-binding broker quote. The underlying inputs used for some of the non-binding broker quotes are not readily available to the Company. The Company’s privately placed corporate bonds are typically based on a single non-binding broker quote. The underlying inputs used for some of the non-binding broker quotes are not readily available to the Company. The Company’s privately placed corporate bonds are typically based on a single non-binding broker quote. In addition to the general pricing controls, the Company reviews the broker prices to ensure that the broker quotes are reasonable and, when available, compares prices of privately issued securities to public issues from the same issuer to ensure that the implicit illiquidity premium applied to the privately placed investment is reasonable considering investment characteristics, maturity, and average life of the investment.

In consideration of the above, management is responsible for the fair values recorded on the financial statements. Prices received from third-party pricing services are subjected to exception reporting that identifies investments with significant daily price movements as well as no movements. The Company reviews the exception reporting and resolves the exceptions through reaffirmation of the price or recording an appropriate fair value estimate. The Company also performs subsequent transaction testing. The Company performs annual due diligence of third-party pricing services. The Company’s due diligence procedures include assessing the vendor’s valuation qualifications, control environment, analysis of asset-class specific valuation methodologies, and understanding of sources of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. The Company also considers the results of its exception reporting controls and any resulting price challenges that arise.

Separate Account Assets

The fair value of assets held by separate accounts is determined by the NAV of the funds in which those separate accounts are invested. The NAV is used as a practical expedient for fair value and represents the exit price for the separate account. Separate account assets are excluded from classification in the fair value hierarchy.

Other Assets

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active over-the-counter (“OTC”) markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The counterparties’ nonperformance risk associated with uncollateralized derivative assets was immaterial as of December 31, 2017 and 2016. See Note 15 and Note 16 for further information on the credit risk of derivative instruments and related collateral.

Liabilities

Policyholder Account Balances, Future Policy Benefits and Claims

The Company values the embedded derivatives attributable to the provisions of certain variable annuity riders using internal valuation models. These models calculate fair value by discounting expected cash flows from benefits plus margins for profit, risk and expenses less embedded derivative fees. The projected cash flows used by these models include observable capital market assumptions and incorporate significant unobservable inputs related to contractholder behavior assumptions, implied volatility, and margins for risk, profit and expenses that the Company believes an exit market participant would expect. The fair value also reflects a current estimate of the Company’s nonperformance risk specific to these embedded derivatives. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

The Company uses various Black-Scholes calculations to determine the fair value of the embedded derivatives associated with the provisions of its IUL products. The fair value of the IUL embedded derivatives includes significant observable interest rates,

RiverSource Life Insurance Co. of New York

volatilities and equity index levels and the significant unobservable estimate of the Company’s nonperformance risk. Given the significance of the nonperformance risk assumption to the fair value, the IUL embedded derivatives are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

The Company’s Corporate Actuarial Department calculates the fair value of the embedded derivatives on a monthly basis. During this process, control checks are performed to validate the completeness of the data. Actuarial management approves various components of the valuation along with the final results. The change in the fair value of the embedded derivatives is reviewed monthly with senior management. The Level 3 inputs into the valuation are consistent with the pricing assumptions and updated as experience develops. Significant unobservable inputs that reflect policyholder behavior are reviewed quarterly along with other valuation assumptions.

Other Liabilities

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active OTC markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The Company’s nonperformance risk associated with uncollateralized derivative liabilities was immaterial as of December 31, 2017 and 2016. See Note 15 and Note 16 for further information on the credit risk of derivative instruments and related collateral.

During the reporting periods, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

The following tables provide the carrying value and the estimated fair value of financial instruments that are not reported at fair value.

	December 31, 2017
	Carrying Value	Fair Value
(in thousands)		Level 1	Level 2	Level 3	Total
Financial Assets
Commercial mortgage loans, net	$149,365	$—	$—	$150,604	$150,604
Policy loans	48,656	—	—	46,976	46,976

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$875,278	$—	$—	$933,998	$933,998
Separate account liabilities measured at NAV	4,565				4,565	(1)

	December 31, 2016
	Carrying Value	Fair Value
(in thousands)		Level 1	Level 2	Level 3	Total
Financial Assets
Commercial mortgage loans, net	$131,733	$—	$—	$131,334	$131,334
Policy loans	47,423	—	—	46,925	46,925

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$898,815	$—	$—	$953,615	$953,615
Separate account liabilities measured at NAV	4,718				4,718	(1)

(1)

Amounts are comprised of certain financial instruments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient and have not been classified in the fair value hierarchy.

Commercial Mortgage Loans, Net

The fair value of commercial mortgage loans, except those with significant credit deterioration, is determined by discounting contractual cash flows using discount rates that reflect current pricing for loans with similar remaining maturities, liquidity and characteristics including LTV ratio, occupancy rate, refinance risk, debt-service coverage, location, and property condition. For commercial mortgage loans with significant credit deterioration, fair value is determined using the same adjustments as above with an additional adjustment for the Company’s estimate of the amount recoverable on the loan. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3.

Policy Loans

Policy loans represent loans made against the cash surrender value of the underlying life insurance or annuity product. These loans and the related interest are usually realized at death of the policyholder or contractholder or at surrender of the contract and are not transferable without the underlying insurance or annuity contract. The fair value of policy loans is determined by estimating expected cash flows discounted at rates based on the U.S. Treasury curve. Policy loans are classified as Level 3 as the discount rate used may be adjusted for the underlying performance of individual policies.

RiverSource Life Insurance Co. of New York

Policyholder Account Balances, Future Policy Benefits and Claims

The fair value of fixed annuities in deferral status is determined by discounting cash flows using a risk neutral discount rate with adjustments for profit margin, expense margin, early policy surrender behavior, a margin for adverse deviation from estimated early policy surrender behavior and the Company’s nonperformance risk specific to these liabilities. The fair value of non-life contingent fixed annuities in payout status and the fixed portion of a small number of variable annuity contracts classified as investment contracts is determined in a similar manner. Given the use of significant unobservable inputs to these valuations, the measurements are classified as Level 3.

Separate Account Liabilities

Certain separate account liabilities are classified as investment contracts and are carried at an amount equal to the related separate account assets. The NAV of the related separate account assets is used as a practical expedient for fair value and represents the exit price for the separate account liabilities. Separate account liabilities are excluded from classification in the fair value hierarchy.

13.  RELATED PARTY TRANSACTIONS

CMIA is the investment advisor for the proprietary mutual funds used as investment options by the Company’s variable annuity contractholders and variable life insurance policyholders. The Company provides distribution and certain administrative services on behalf of CMIA and is compensated for the services it provides. For the years ended December 31, 2017, 2016 and 2015, the Company earned $18.8 million, $18.2 million and $18.0 million, respectively, from CMIA for these services.

Columbia Management Investment Distributors, Inc. (“CMID”), an affiliate of the Company, is the principal underwriter and distributor for the proprietary mutual funds used as investment options by the Company’s variable annuity contractholders and variable life insurance policyholders. The Company provides certain administrative services to assist in the promotion, distribution and account servicing of shares of the portfolios of the Company’s variable products and is compensated for providing these services. For the years ended December 31, 2017, 2016 and 2015, the Company earned $9.8 million, $9.3 million and $9.4 million, respectively, from CMID for these services.

Columbia Management Investment Services Corp. (“CMIS”), an affiliate of the Company, is the transfer agent that processes transactions related to the Company’s variable products. The Company provides administrative services related to these transactions and is compensated for providing these services. For the years ended December 31, 2017, 2016 and 2015, the Company earned $2.5 million, $2.4 million and $2.4 million, respectively, from CMIS for these services.

Charges by Ameriprise Financial and affiliated companies to the Company for use of joint facilities, technology support, marketing services and other services aggregated $27.3 million, $26.8 million and $27.8 million for the years ended December 31, 2017, 2016 and 2015, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

During 2017, 2016 and 2015, the Company paid cash dividends of $50.0 million, $50.0 million and $25.0 million, respectively, to RiverSource Life. Advance notification was provided to the New York Department prior to all dividend payments. See Note 14 for additional information.

The taxable income of the Company and its parent, RiverSource Life, is included in the consolidated federal income tax return of Ameriprise Financial. As of December 31, 2017 and 2016, the Company had an amount due to (from) Ameriprise Financial for federal income taxes of $(1.5) million and $4.4 million, respectively.

14.  STATUTORY ACCOUNTING PRINCIPLES AND REQUIREMENTS

The National Association of Insurance Commissioners (“NAIC”) defines Risk-Based Capital (“RBC”) requirements for insurance companies. The RBC requirements are used by the NAIC and state insurance regulators to identify companies that merit regulatory actions designed to protect policyholders. These requirements apply to the Company. The Company has met its minimum RBC requirements.

Insurance companies are required to prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of their respective states of domicile, which vary materially from GAAP. Prescribed statutory accounting practices include publications of the NAIC, as well as state laws, regulations and general administrative rules. The more significant differences from GAAP include charging policy acquisition costs to expense as incurred, establishing annuity and insurance reserves using different actuarial methods and assumptions, valuing investments on a different basis and excluding certain assets from the balance sheet by charging them directly to surplus, such as a portion of the net deferred income tax assets.

State insurance statutes generally require insurance companies to provide notice to state regulators prior to payment of dividends and those dividends exceeding prescribed limitations are subject to potential disapproval. For the Company, dividends in a calendar year which exceed the greater of (i) 10% of statutory surplus as of the immediately preceding year-end, or (ii) statutory net gain from operations for the immediately preceding calendar year, not to exceed 30% of statutory surplus as of the

RiverSource Life Insurance Co. of New York

immediately preceding year-end would require pre-notification to the New York Department and are subject to potential disapproval. Statutory net gain from operations was $48.6 million, $64.2 million and $60.6 million for the years ended December 31, 2017, 2016 and 2015, respectively.

Comparisons of net income and shareholder’s equity, as shown in the accompanying GAAP financial statements, to that determined using statutory accounting principles prescribed by the State of New York (“SAP”) are as follows:

Net Income

	Years Ended December 31,
(in thousands)	2017	2016	2015

Net income, per accompanying GAAP financial statements	$67,672	$43,972	$49,563
Net income, SAP basis(1)	1,741	30,696	48,911
Difference	$65,931	$13,276	$652

(1)

Results may be significantly impacted by changes in reserves for variable annuity guaranteed benefits, however, these impacts may be substantially offset by unrealized gains (losses) on derivatives which are not included in statutory income but are recorded directly to surplus.

Shareholder’s Equity

	December 31,
(in thousands)	2017	2016

Shareholder’s equity, per accompanying GAAP financial statements	$441,051	$416,895
Capital and surplus, SAP basis(2)	269,102	322,093
Difference	$171,949	$94,802

(2)	Includes unassigned surplus of $160.2 million and $213.2 million as of December 31, 2017 and 2016, respectively.

As of both December 31, 2017 and 2016, bonds carried at $250 thousand were on deposit with the State of New York as required by law.

15.  OFFSETTING ASSETS AND LIABILITIES

Certain financial instruments and derivative instruments are eligible for offset in the Balance Sheets. The Company’s derivative instruments are subject to master netting arrangements and collateral arrangements and qualify for offset. A master netting arrangement with a counterparty creates a right of offset for amounts due to and from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company’s policy is to recognize amounts subject to master netting arrangements on a gross basis in the Balance Sheets.

The following tables present the gross and net information about the Company’s assets subject to master netting arrangements:

	December 31, 2017
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Balance Sheets	Amounts of Assets Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$101,453	$—	$101,453	$(70,050)	$(27,900)	$—	$3,503
OTC cleared	1,765	—	1,765	(1,259)	—	—	506
Exchange-traded	116	—	116	(66)	—	—	50
Total derivatives	$103,334	$—	$103,334	$(71,375)	$(27,900)	$—	$4,059

	December 31, 2016
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Balance Sheets	Amounts of Assets Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$87,426	$—	$87,426	$(58,006)	$(16,271)	$(9,762)	$3,387
OTC cleared	35,195	—	35,195	(32,299)	(2,655)	—	241
Exchange-traded	145	—	145	(145)	—	—	—
Total derivatives	$122,766	$—	$122,766	$(90,450)	$(18,926)	$(9,762)	$3,628

(1)	Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheets.

RiverSource Life Insurance Co. of New York

The following tables present the gross and net information about the Company’s liabilities subject to master netting arrangements:

	December 31, 2017
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Balance Sheets	Amounts of Liabilities Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$97,205	$—	$97,205	$(70,050)	$(1,043)	$(23,253)	$2,859
OTC cleared	1,259	—	1,259	(1,259)	—	—	—
Exchange-traded	66	—	66	(66)	—	—	—
Total derivatives	$98,530	$—	$98,530	$(71,375)	$(1,043)	$(23,253)	$2,859

	December 31, 2016
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Balance Sheets	Amounts of Liabilities Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$69,264	$—	$69,264	$(58,006)	$—	$(11,258)	$—
OTC cleared	32,299	—	32,299	(32,299)	—	—	—
Exchange-traded	172	—	172	(145)	—	—	27
Total derivatives	$101,735	$—	$101,735	$(90,450)	$—	$(11,258)	$27

(1)	Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheets.

In the tables above, the amounts of assets or liabilities presented are offset first by financial instruments that have the right of offset under master netting or similar arrangements, then any remaining amount is reduced by the amount of cash and securities collateral. The actual collateral may be greater than amounts presented in the tables.

When the fair value of collateral accepted by the Company is less than the amount due to the Company, there is a risk of loss if the counterparty fails to perform or provide additional collateral. To mitigate this risk, the Company monitors collateral values regularly and requires additional collateral when necessary. When the value of collateral pledged by the Company declines, it may be required to post additional collateral.

Freestanding derivative instruments are reflected in other assets and other liabilities. Cash collateral pledged by the Company is reflected in other assets and cash collateral accepted by the Company is reflected in other liabilities. See Note 16 for additional disclosures related to the Company’s derivative instruments.

16.  DERIVATIVES AND HEDGING ACTIVITIES

Derivative instruments enable the Company to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. The Company primarily enters into derivative agreements for risk management purposes related to the Company’s products and operations.

The Company’s freestanding derivative instruments are all subject to master netting arrangements. The Company’s policy on the recognition of derivatives on the Balance Sheets is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. See Note 15 for additional information regarding the estimated fair value of the Company’s freestanding derivatives after considering the effect of master netting arrangements and collateral.

RiverSource Life Insurance Co. of New York

The Company uses derivatives as economic hedges. The following table presents the notional value and gross fair value of derivative instruments, including embedded derivatives:

	December 31, 2017			December 31, 2016
	Notional	Gross Fair Value		Notional	Gross Fair Value
(in thousands)		Assets(1)	Liabilities(2)		Assets(1)	Liabilities(2)
Derivatives not designated as hedging instruments
Interest rate contracts	$2,821,161	$21,685	$3,705	$2,788,776	$68,146	$34,050
Equity contracts	2,370,910	80,763	94,114	2,567,100	51,583	67,164
Foreign exchange contracts	78,629	886	711	99,344	3,037	521
Total non-designated hedges	5,270,700	103,334	98,530	5,455,220	122,766	101,735
Embedded derivatives
GMWB and GMAB(3)	N/A	—	(12,085)	N/A	—	25,889
IUL	N/A	—	26,582	N/A	—	18,998
Total embedded derivatives	N/A	—	14,497	N/A	—	44,887
Total derivatives	$5,270,700	$103,334	$113,027	$5,455,220	$122,766	$146,622

N/A Not applicable.

(1)	The fair value of freestanding derivative assets is included in Other assets on the Balance Sheets.
(2)

The fair value of freestanding derivative liabilities is included in Other liabilities on the Balance Sheets. The fair value of GMWB and GMAB and IUL embedded derivatives is included in Policyholder account balances, future policy benefits and claims on the Balance Sheets.

(3)

The fair value of the GMWB and GMAB embedded derivatives as of December 31, 2017 included $20.3 million of individual contracts in a liability position and $32.4 million of individual contracts in an asset position. The fair value of the GMWB and GMAB embedded derivatives as of December 31, 2016 included $42.9 million of individual contracts in a liability position and $17.0 million of individual contracts in an asset position.

See Note 12 for additional information regarding the Company’s fair value measurement of derivative instruments.

As of December 31, 2017 and 2016, investment securities with a fair value of nil and $9.8 million, respectively, were received as collateral to meet contractual obligations under derivative contracts, of which nil and $0.6 million, respectively, may be sold, pledged or rehypothecated by the Company. As of December 31, 2017 and 2016, the Company had not sold, pledged, or rehypothecated any securities that were accepted as collateral. In addition, as of December 31, 2017 and 2016, non-cash collateral accepted was held in separate custodial accounts and was not included in the Company’s Balance Sheets.

Derivatives Not Designated as Hedges

The following table presents a summary of the impact of derivatives not designated as hedging instruments on the Statements of Income:

(in thousands)	Interest Credited to Fixed Accounts	Benefits, Claims, Losses and Settlement Expenses
Year Ended December 31, 2017
Interest rate contracts	$—	$2,256
Equity contracts	2,754	(49,205)
Foreign exchange contracts	—	(3,256)
GMWB and GMAB embedded derivatives	—	37,974
IUL embedded derivatives	(1,709)	—
Total gain (loss)	1,045	(12,231)
Year Ended December 31, 2016
Interest rate contracts	—	3,659
Equity contracts	737	(52,593)
Foreign exchange contracts	—	1,121
GMWB and GMAB embedded derivatives	—	14,454
IUL embedded derivatives	588	—
Total gain (loss)	1,325	(33,359)
Year Ended December 31, 2015
Interest rate contracts	—	12,589
Equity contracts	(377)	(18,031)
Foreign exchange contracts	—	3,123
GMWB and GMAB embedded derivatives	—	(21,005)
IUL embedded derivatives	(138)	—
Total gain (loss)	$(515)	$(23,324)

RiverSource Life Insurance Co. of New York

The Company holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity, interest rate, credit and foreign currency exchange rate risk related to various products and transactions of the Company.

Certain annuity contracts contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of consideration received at the beginning of the contract period, after a specified holding period, respectively. The GMAB and non-life contingent GMWB provisions are considered embedded derivatives, which are bifurcated from their host contracts for valuation purposes and reported on the Balance Sheets at fair value with changes in fair value reported in earnings. The Company economically hedges the exposure related to GMAB and non-life contingent GMWB provisions primarily using futures, options, interest rate swaptions and interest rate swaps.

The deferred premium associated with certain of the above options is paid or received semi-annually over the life of the option contract or at maturity. The following is a summary of the payments the Company is scheduled to make and receive for these options as of December 31, 2017:

(in thousands)	Premiums Payable	Premiums Receivable
2018	$8,897	$5,591
2019	17,661	—
2020	8,152	—
2021	16,891	—
2022	9,779	—
2023-2026	1,056	—
Total	$62,436	$5,591

Actual timing and payment amounts may differ due to future contract settlements, modifications or exercises of options prior to the full premium being paid or received.

IUL products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the obligation incurred by the Company related to IUL products will positively or negatively impact earnings over the life of these products. The equity component of the IUL product obligations are considered embedded derivatives, which are bifurcated from their host contracts for valuation purposes and reported on the Balance Sheets at fair value with changes in fair value reported in earnings. As a means of economically hedging its obligations under the provisions of this product, the Company enters into index options and futures contracts.

Credit Risk

Credit risk associated with the Company’s derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, the Company has established guidelines and oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting and collateral arrangements whenever practical. See Note 15 for additional information on the Company’s credit exposure related to derivative assets.

Certain of the Company’s derivative contracts contain provisions that adjust the level of collateral the Company is required to post based on the Company’s financial strength rating (or based on the debt rating of RiverSource Life’s parent, Ameriprise Financial). Additionally, certain of the Company’s derivative contracts contain provisions that allow the counterparty to terminate the contract if the Company does not maintain a specific financial strength rating or Ameriprise Financial’s debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, the Company’s counterparty could require immediate settlement of any net liability position. As of December 31, 2017 and 2016, the aggregate fair value of derivative contracts in a net liability position containing such credit contingent provisions was $26.9 million and $11.3 million, respectively. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2017 and 2016 was $24.3 million and $11.3 million, respectively. If the credit contingent provisions of derivative contracts in a net liability position as of December 31, 2017 and 2016 were triggered, the aggregate fair value of additional assets that would be required to be posted as collateral or needed to settle the instruments immediately would have been $2.6 million and nil, respectively.

17.  SHAREHOLDER’S EQUITY

Other comprehensive income (loss) related to net unrealized securities gains (losses) includes three components: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities and due to the reclassification of noncredit other-than-temporary impairment losses to credit losses; and (iii) other adjustments primarily consisting of changes in insurance and annuity asset and liability balances, such as DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

RiverSource Life Insurance Co. of New York

The following table presents the amounts related to each component of unrealized securities gains (losses) in OCI and AOCI:

(in thousands)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Balance of AOCI at January 1, 2015			$55,554
Net unrealized securities gains (losses):
Net unrealized securities gains (losses) arising during the period(1)	$(70,661)	$24,731	(45,930)
Reclassification of net securities (gains) losses included in net income(2)	482	(169)	313
Impact of other adjustments	29,137	(10,197)	18,940
Total other comprehensive income (loss)	(41,042)	14,365	(26,677)
Balance of AOCI at December 31, 2015			28,877 (3)
Net unrealized securities gains (losses):
Net unrealized securities gains (losses) arising during the period(1)	28,318	(9,913)	18,405
Reclassification of net securities (gains) losses included in net income(2)	(1,175)	411	(764)
Impact of other adjustments	(19,139)	6,700	(12,439)
Total other comprehensive income (loss)	8,004	(2,802)	5,202
Balance of AOCI at December 31, 2016			34,079 (3)
Net unrealized securities gains (losses):
Net unrealized securities gains (losses) arising during the period(1)	14,923	(4,333)	10,590
Reclassification of net securities (gains) losses included in net income(2)	(2,880)	1,008	(1,872)
Impact of other adjustments	(2,735)	501	(2,234)
Total other comprehensive income (loss)	$9,308	$(2,824)	6,484
Balance of AOCI at December 31, 2017			$40,563 (3)

(1)	Includes other-than-temporary impairment losses on Available-for-Sale securities related to factors other than credit that were recognized in other comprehensive income (loss) during the period.
(2)	Reclassification amounts are recorded in net realized investment gains (losses).
(3)

Includes $1 thousand, $(238) thousand and $(293) thousand, respectively, of noncredit related impairments on securities and net unrealized securities gains (losses) on previously impaired securities as of December 31, 2017, 2016 and 2015, respectively.

18.  INCOME TAXES

The components of income tax provision were as follows:

	Years Ended December 31,
(in thousands)	2017	2016	2015
Current income tax
Federal	$12,562	$15,083	$17,686
State	263	180	135
Total current income tax	12,825	15,263	17,821
Deferred federal income tax	6,137	(4,851)	(3,557)
Total income tax provision	$18,962	$10,412	$14,264

On December 22, 2017, the Tax Act was signed into law. The provision for income taxes for the year ended December 31, 2017 includes a benefit of $2.3 million due to the enactment of the Tax Act. The $2.3 million benefit includes a $2.2 million benefit for the remeasurement of deferred tax assets and liabilities to the Tax Act’s statutory rate of 21% and a $129 thousand benefit for the remeasurement of tax contingencies, specifically state tax contingencies and interest accrued for tax contingencies.

The Company considers the expenses related to the remeasurement of deferred tax assets and liabilities to be provisional amounts based on reasonable estimates as discussed below.

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% were as follows:

	Years Ended December 31,
	2017	2016	2015
Tax at U.S. statutory rate	35.0%	35.0%	35.0%
Changes in taxes resulting from:
Dividend received deduction	(8.6)	(14.4)	(11.6)
Impact of Tax Act	(2.7)	—	—
Foreign Tax	(1.8)	(3.0)	—
Other	—	1.4	(1.1)
Income tax provision	21.9%	19.0%	22.3%

RiverSource Life Insurance Co. of New York

The effective tax rates are lower than the statutory rate as a result of tax preferred items including the dividend received deduction. The increase in the effective tax rate for the year ended December 31, 2017 compared to 2016 was primarily due to a lower dividend received deduction partially offset by a $2.3 million benefit in 2017 due to provisions of the Tax Act, including remeasurement of net deferred tax liabilities and remeasurement of tax contingencies. The decrease in the effective tax rate for the year ended December 31, 2016 compared to 2015 was primarily due to lower pretax income in relation to preferred items including the dividend received deduction.

As of December 31, 2017, the Company had not fully completed its accounting for the tax effects of the enactment of the Tax Act; however, the Company is able to provide reasonable estimates of the Tax Act’s impact. The Company’s provision for income taxes for the year ended December 31, 2017 is based in part on a reasonable estimate of the remeasurement of deferred tax assets and liabilities under the Tax Act. The Company recognized a provisional tax amount of $2.3 million, which is included as a component of provision for income taxes from continuing operations. The Company considers the accounting for the Tax Act’s benefit related to the remeasurement of tax contingencies to be final and complete. The Company recorded a provisional tax amount of $2.2 million to remeasure certain deferred tax assets and liabilities as a result of the enactment of the Tax Act. The Company is still analyzing certain aspects of the Tax Act and is refining the estimate of the expected reversal of its deferred tax balances. This can potentially affect the measurement of these balances or give rise to new deferred tax amounts. In addition, further guidance from federal and state taxing authorities may change the provisional tax liability or the accounting treatment of the provisional tax liability.

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. Deferred income tax assets and liabilities are measured at 21% as of December 31, 2017 and 35% as of December 31, 2016. The significant components of the Company’s deferred income tax assets and liabilities, which are included net within other assets or other liabilities on the Balance Sheets, were as follows:

	December 31,
(in thousands)	2017	2016
Deferred income tax assets
Liabilities for policyholder account balances, future policy benefits and claims	$29,480	$61,291
Investment related	8,727	10,666
Deferred compensation	652	—
Other	120	50
Gross deferred income tax assets	38,979	72,007
Deferred income tax liabilities
Deferred acquisition costs	26,734	42,935
Net unrealized gains on Available-for Sale securities	12,965	18,350
DSIC	2,888	5,446
Other	186	108
Gross deferred income tax liabilities	42,773	66,839
Net deferred income tax assets (liabilities)	$(3,794)	$5,168

Based on analysis of the Company’s tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable the Company to utilize all of its deferred tax assets. Accordingly, no valuation allowance has been established as of December 31, 2017 and 2016.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits was as follows:

(in thousands)	2017	2016	2015
Balance at January 1	$3,048	$4,325	$7,249
Additions based on tax positions related to the current year	186	197	410
Additions for tax positions of prior years	5	1,973	2,026
Reductions for tax positions of prior years	(2,735)	(3,447)	(5,360)
Balance at December 31	$504	$3,048	$4,325

If recognized, approximately $166 thousand, $116 thousand and $117 thousand, net of federal tax benefits, of unrecognized tax benefits as of December 31, 2017, 2016 and 2015, respectively, would affect the effective tax rate.

It is reasonably possible that the total amounts of unrecognized tax benefits will change in the next 12 months. Based on the current audit position of the Company, it is estimated that the total amount of gross unrecognized tax benefits may decrease by $300 thousand to $400 thousand in the next 12 months due to Internal Revenue Service (“IRS”) settlements and state exams.

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company recognized a net decrease of $417 thousand and $2.2 million and a net increase of $216 thousand in interest and

RiverSource Life Insurance Co. of New York

penalties for the years ended December 31, 2017, 2016 and 2015, respectively. As of December 31, 2017 and 2016, the Company had a payable of $14 thousand and $431 thousand, respectively, related to accrued interest and penalties.

The Company files income tax returns as part of its inclusion in the consolidated federal income tax returns of Ameriprise Financial in the U.S. federal jurisdiction and various state jurisdictions. In 2017, Ameriprise Financial received final cash settlements for resolution of the 2006 and 2011 audits. The IRS has completed its examination of the 2008 through 2010 tax returns, and these years are effectively settled; however, the statutes of limitation, remain open for certain carryover adjustments. The IRS is currently auditing Ameriprise Financial’s U.S. income tax returns for 2012 through 2015. Ameriprise Financial’s or the Company’s state income tax returns are currently under examination by various jurisdictions for years ranging from 2011 through 2015.

19.  COMMITMENTS, GUARANTEES AND CONTINGENCIES

Commitments

As of December 31, 2017 and 2016, the Company’s funding commitments for commercial mortgage loan commitments was $2.8 million and $6.1 million, respectively.

Guarantees

The Company’s annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2017, these guarantees range from 1% to 5%.

Contingencies

The Company is required by law to be a member of the guaranty fund association in the State of New York. In the event of insolvency of one or more unaffiliated insurance companies, the Company could be adversely affected by the requirement to pay assessments to the guaranty fund association.

The Company projects its cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations (“NOLHGA”) and the amount of its premiums written relative to the industry-wide premium in the State of New York. The Company accrues the estimated cost of future guaranty fund assessments when it is considered probable that an assessment will be imposed, the event obligating the Company to pay the assessment has occurred and the amount of the assessment can be reasonably estimated.

The Company has a liability for estimated guaranty fund assessments and a related premium tax asset associated with Executive Life Insurance Company of New York. As of both December 31, 2017 and 2016, the estimated liability was $1.1 million and the related premium tax asset was $893 thousand. The expected period over which guaranty fund assessments will be made and the related tax credits recovered is not known.

Insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures. The Company has cooperated and will continue to cooperate with the applicable regulators.

The Company is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. The Company believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory investigation, examination or proceeding that is likely to have a material adverse effect on its financial condition, results of operations or liquidity. Notwithstanding the foregoing, it is possible that the outcome of any current or future legal, arbitration or regulatory proceeding could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.

RiverSource Life Insurance Co. of New York

20 Madison Avenue Extension

Albany, NY 12203

1-800-541-2251

RiverSource Distributors, Inc. (Distributor), Member FINRA.

Issued by RiverSource Life Insurance Co. of New York, Albany, New York.

Affiliated with Ameriprise Financial Services, Inc.

© 2008-2018 RiverSource Life Insurance Company. All rights reserved.

S-6185 CD (4/18)